   As filed with the Securities and Exchange Commission on February 21, 1997
                        File Nos. 33-31894 and 811-05954


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 25                                             [X]
                                       and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 27                                                            [X]
                                 --------------

                       THE CHARLES SCHWAB FAMILY OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                       The Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.            Frances Cole, Esq.
Ropes & Gray                        Charles Schwab Investment Management, Inc.
1301 K Street, NW, Suite 800 East   101 Montgomery Street
Washington, D.C.  20005             San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box):

/ / Immediately upon filing pursuant to paragraph (b)


/ / On (date) pursuant to paragraph (b)

/X/ 60 days after filing pursuant to paragraph (a)(1)


/ / On (date) pursuant to paragraph (a)(1)

/ / 75 days after filing pursuant to paragraph (a)(2)

/ / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check appropriate box:

/ / This post-effective amendment designates a new effective date for a previously filed post- effective amendment


         DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on February 19, 1997.

                                     PART A

                       THE CHARLES SCHWAB FAMILY OF FUNDS


         The information required by Items 1 through 9 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, Schwab New York Municipal Money Fund- Value Advantage Shares , Schwab California Municipal Money Fund-Sweep Shares, and Schwab New York Municipal Money Fund-Sweep Shares, separate portfolios of Registrant, are hereby incorporated by reference to the Prospectuses for these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 497(e) on January 2, 1997.




         The information required by Items 1 through 9 for Schwab Value Advantage Money Fund(R)-Investor Shares, Schwab Institutional Advantage Money Fund(R), and Schwab Retirement Money Fund(R), separate portfolios of Registrant, are hereby incorporated by reference to the Prospectuses for these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 497(e) on November 26, 1996.

                              CROSS REFERENCE SHEET

                       THE CHARLES SCHWAB FAMILY OF FUNDS:
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund

                    Schwab Municipal Money Fund-Sweep Shares


                 Schwab Value Advantage Money Fund-Sweep Shares




PART A ITEM                                                PROSPECTUS CAPTION
-----------                                                ------------------
Cover Page                                                 Cover Page

Synopsis                                                   Key Features of the Funds; Summary of Expenses

Condensed Financial Information                            Financial Highlights

General Description of Registrant                          Cover Page; Investment Objectives and Policies;
                                                           Organization and Management of the Funds; Other
                                                           Important Information

Management of the Fund                                     Organization and Management of the Funds

Management's Discussion of Fund Performance                How the Funds Report Performance

Capital Stock and Other Securities                         Cover Page; Investment Objectives and Policies; Municipal
                                                           Securities and Municipal Investment Techniques; Distributions
                                                           and Taxes

Purchase of Securities Being Offered                       Share Price Calculation; Investing in Shares of the
                                                           Funds

Redemption or Repurchase                                   Investing in Shares of the Funds

Pending Legal Proceedings                                  Inapplicable

                            SCHWAB MONEY MARKET FUND
                          SCHWAB GOVERNMENT MONEY FUND
                         SCHWAB U.S. TREASURY MONEY FUND

                   SCHWAB MUNICIPAL MONEY FUND - SWEEP SHARES


                SCHWAB VALUE ADVANTAGE MONEY FUND - SWEEP SHARES



                           PROSPECTUS April 30 , 1997



         To Place Orders and for Account Information: Call Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD.



         The Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund and Schwab Value Advantage Money Fund (the "Funds") are designed for investors who seek current income consistent with liquidity and stability of capital. Free credit balances in your Schwab brokerage account (including your Schwab One(R) account) can be automatically invested or "swept" into one of these five Funds. The Funds are diversified investment portfolios of The Charles Schwab Family of Funds (the "Schwab Fund Family"), a no-load, open-end, management investment company. With respect to the Schwab Municipal Money Fund (known as the Schwab Tax-Exempt Money Fund prior to January 2, 1997) and the Schwab Value Advantage Money Fund, this Prospectus describes the Sweep Shares of the Funds (the "Sweep Shares"), one of the two classes of shares of each Fund offered by Schwab. Information concerning the other classes of shares of these two Funds can be found under the heading "Other Important Information" in this Prospectus. The Other Funds are not offered in multiple classes .



         About This Prospectus: This Prospectus concisely presents important information you should know before investing in the Funds. Please read it carefully and retain it for future reference. You can find more detailed information about the Funds in the Statement of Additional Information ("SAI") dated April 30, 1997 (as amended from time to time). The Statement of Additional Information has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. This Prospectus is available electronically by using our World Wide Web address: http://www.schwab.com. To get a free paper copy of this Prospectus or the SAI, call Schwab at 800-2 NO-LOAD, 24 hours a day, or write the Funds at 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day.


                               Table of Contents

                                                               Page
Key Features of the Funds                                        2
Summary of Expenses                                              3
Financial Highlights                                             5
Investment Objectives and Policies                               7
Municipal Securities and Investment Techniques                  10
Other Investment Techniques                                     13
Organization and Management of the Funds                        15
Distributions and Taxes                                         17
Share Price Calculation                                         19
How the Funds Report Performance                                20
Tax-Advantaged Retirement Plans                                 21
Investing in Shares of the Funds                                21
Other Important Information                                     26



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                            KEY FEATURES OF THE FUNDS


     Current Income. Each Fund is designed for investors who seek current income consistent with liquidity and stability of capital. The Schwab Municipal Money Fund also seeks to produce income for its shareholders which is exempt from federal regular income taxes. Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. (See "Investment Objectives and Policies.")



     Safety. The Funds invest in High-Quality, Short-Term debt securities. Each Fund attempts to maintain a stable net asset value of $1.00 per share. (See "Investment Objectives and Policies.")



     Automatic Investment/Redemption Feature. If you elect, free credit balances in your Schwab brokerage account (including your Schwab One(R) account) will be automatically invested or "swept" into the Fund you select, subject to the terms and conditions of your account agreement. Shares will also be sold as necessary to settle securities transactions, collateralize margin obligations or cover debit balances. This feature keeps your money working and saves you the time and trouble of withdrawing and redepositing funds. (See "Investing in Shares of the Funds - How to Buy Shares" and "Investing in Shares of the Funds - How to Sell or Exchange Shares.")



     Who Should Invest in the Funds. The Funds may be appropriate for a variety of investment programs which can be long-term or short-term in nature.



     Because the Funds are designed to provide convenience, liquidity and stability of capital, as well as automatic investment of cash and free credit balances, they may be especially suitable for investors with short-term investment objectives, including those who are awaiting an opportune time to invest in the equity and/or bond markets.



     The Funds may also be appropriate for long-term investors seeking low-risk investment alternatives which are designed to provide current, and in the case of the Schwab Municipal Money Fund, income exempt from federal regular income tax. (See "Investment Objectives and Policies" and "Municipal Securities and Municipal Investment Techniques.")



     The Schwab Money Market Fund is Schwab's basic sweep money fund. it is ideally suited for investors who want the advantages of the automatic sweep feature but do not normally keep large balances in their money fund.
(See "Investment Objectives and Policies.")



     The Schwab Government Money Fund was designed for investors who want the safety of a portfolio consisting exclusively of obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, combined with the automatic sweep feature. (See "Investment Objectives and Policies.")



     The Schwab U.S. Treasury Money Fund is a sweep money fund suited for investors who want the safety of a portfolio invested only in direct obligations of the U.S. Treasury. The dividends received by these investors also are exempt from state and local income taxes in the vast majority of states. (See "Investment Objectives and Policies.")



     The Schwab Municipal Money Fund - Sweep Shares is intended for investors who want dividends that are exempt from federal regular income taxes and all the convenience and benefits of an automatic sweep money fund. Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Schwab Municipal Money Fund would not be an appropriate investment for retirement plans such as IRAS and Keogh Plans. (See "Municipal Securities and Municipal Investment
Techniques" And "Tax-Advantaged Retirement Plans.")

     The Schwab Value Advantage Money Fund - Sweep Shares offers investors with more substantial balances in their money funds (minimum investment $25,000) all the advantages of the automatic sweep feature plus a higher potential yield due to the lower overall expense ratio of this Fund. (See "Investing in shares of the Funds" and "Other Important Information.")


     Liquidity. You can conveniently sell your shares of any of the Funds at any time. (See "Investing in Shares of the Funds - How to Sell or Exchange Shares.")


    Low Cost Investing. The Funds impose no sales or transaction fees on purchases or redemptions of shares of the Funds. In addition, the total fund operating expenses of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund , Sweep Shares of the Schwab Municipal Money Fund, and Sweep Shares of the Schwab Value Advantage Money Fund will not exceed 0.75%, 0.75%, 0.65% , 0.66% and 0.50%, respectively, through at least [April 30, 1997], as guaranteed by Charles Schwab Investment Management, Inc. (the "Investment Manager") and Schwab. (See "Matching the Funds to Your Investment Needs" and "Organization and Management of the Funds.")



     Minimum Investment. All of the Funds or classes of Shares, except the Schwab Value Advantage Money Fund - Sweep Shares, require a minimum initial investment of $1,000. The Schwab Value Advantage Money Fund -Sweep Shares requires a minimum initial investment of $25,000. In addition, the Sweep Shares of the Value Advantage Fund are available only to certain Schwab customers who are included in one of Schwab's preferred customer programs and have at least $500,000 in account equity at Schwab. The minimum account balance for the Sweep Shares of the Value Advantage Fund is $20,000. The Transfer Agent reserves the right to waive these minimums from time to time for clients of Schwab Institutional, a division of Schwab, The Schwab Trust Company, certain tax-advantaged retirement plans, and certain customers who participate in one of Schwab's preferred customer programs. (See "Investing in Shares of the Funds.")



     Professional Management. The Investment Manager currently provides investment management services to the SchwabFunds(R), a family of 30 mutual funds with over $44 billion in assets as of January 31, 1997. (See "Organization and Management of the Funds.")



    Shareholder Service. Schwab's professional representatives are available toll-free 24 hours a day AT 800-2 NO-LOAD to service your account. As a discount broker, Schwab gives you investment choices and lets you make your own decisions. Schwab has many services that help you make the most informed investment decisions. (See "Investing in Shares of the Funds - How to Buy Shares" and "Investing in Shares of the Funds - How to Sell or Exchange Shares.")


    Special Risk Considerations. An investment in the Schwab Municipal Money Fund is subject to certain risks arising out of the Fund's investment in municipal securities, municipal leases, participation interests and certain other securities. (See "Municipal Securities and Investment Techniques.")

     Convenient Reporting. Customers receive regular Schwab statements that combine all their mutual fund investment activity in one report.


     Nationwide Network of Schwab Offices. Schwab has over 230 offices throughout the U.S. where customers can place purchase and redemption orders.

                               SUMMARY OF EXPENSES

    Shareholder Transaction Expenses:       None



                                                                                SCHWAB          SCHWAB
                                                                 SCHWAB         MUNIC-          VALUE
                                                  SCHWAB          U.S.           IPAL          ADVANTAGE
                                   SCHWAB         GOVERN-       TREASURY        MONEY            MONEY
                                   MONEY           MENT                          FUND-           FUND-
                                   MARKET         MONEY          MONEY          SWEEP            SWEEP
                                    FUND           FUND           FUND          SHARES           SHARES
Annual Fund
Operating Expenses
 (as a percentage of  average net
assets)
  Management fees
(after fee reductions)(1)
                                   0.29%          0.29%          0.19%          0.20%             0.35%

  12b-1 Fees.........               NONE           None           None           None            None

  Other Expenses
(after fee reduction
and/or expense
reimbursement)2  ....              0.46%          0.46%          0.46%          0.46%            0.15%
                                   ----           ----           ----           ----             -----
Total Fund
Operating
   Expenses2,3,                    0.75%          0.75%          0.65%          0.66%             0.50%




1 These amounts have been restated to reflect waivers of a portion of the management fee by the Investment Manager. If there were no such waivers, the maximum management fee for the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Municipal Money Fund-Sweep Shares would have been 0.41%, 0.44%, 0.46% and 0.42%, respectively, for the fiscal year ended December 31, 1995. Also, if there were no such reduction for the Schwab Value Advantage Money Fund-Sweep Shares, the maximum management fee would be 0.46% of average daily net assets. The management fee waivers may be discontinued at any time. (See "Organization and Management of the Funds - Operating Fees and Expenses.")



2 These amounts reflect the guarantee by the Investment Manager and Schwab that, through at least April 30, 1997, the total fund operating expenses of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund - Sweep Shares, and Schwab Value Advantage Money Fund - Sweep Shares will not exceed 0.75%, 0.75%, 0.65%, 0.66%, and 0.50% respectively, of each Fund's average daily net assets. Without the guarantees which were in effect during the fiscal year ended December 31, 1995, the other expenses of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Municipal Money Fund - Sweep Shares would have been 0.49%, 0.48%, 0.50% and 0.49% and total fund operating expenses would have been 0.90%, 0.92%, 0.96% and 0.91% of the average daily net assets of each such series or class, respectively. Also without the guarantee, the current estimated other expenses of Schwab Value Advantage Money Fund - Sweep Shares would be 0.29% and the current total fund operating expenses would be 0.72% of its average daily net assets.



3 You may be charged a fee if applicable minimum balances are not maintained in your Schwab brokerage account or Schwab One(R)account. (See "Investing in Shares of the Funds.") Schwab Individual Retirement Accounts with balances of $10,000 or more by September 15, 1997 will not be charged Schwab's $29 annual IRA account fee for the life of the account. Schwab Keogh plans are currently charged an annual fee of $45.

4 For information regarding the differing minimum investment requirements, minimum balance and differing expenses of the multiple classes of shares of the Schwab Municipal Money Fund and the Schwab Value Advantage Money Fund, see "Other Important Information."




     Example. You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each period:



                                            1 Year          3 Years        5 Years        10 Years
                                            ------          -------        -------        --------
Schwab Money Market
 Fund........................                $ 8             $ 24           $ 42            $ 93
Schwab Government Money
 Fund........................                $ 8             $ 24           $ 42            $ 93
Schwab U.S. Treasury
 Money Fund..................                $ 7             $ 21           $ 36            $ 81
Schwab Municipal Money
 Fund  - Sweep Shares........                $ 7             $ 21           $ 37            $ 82

Schwab Value Advantage Money Fund-Sweep      $               $
Shares





    The purpose of the preceding table is to assist investors in understanding the various costs and expenses that an investor in any of the Funds will bear directly or indirectly. This example reflects the guarantee by the Investment Manager and Schwab that, through at least April 30, 1997, the total fund operating expenses of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Sweep Shares of the Schwab Municipal Money Fund, and Sweep Shares of the Schwab Value Advantage Money Fund will not exceed 0.75%, 0.75%, 0.65% , 0.66%, and 0.50% respectively. Actual expenses may be greater or less than those shown. The example assumes a 5% annual rate of return pursuant to requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance.

                              FINANCIAL HIGHLIGHTS

    The following information with respect to each Fund has been audited by Price Waterhouse LLP, independent accountants, whose unqualified report is included in the Statement of Additional Information, which contains additional financial data and related notes. A free copy of this statement may be obtained by calling the telephone number or writing to the address on the first page of this Prospectus.



                           INCOME FROM
                      INVESTMENT OPERATIONS                          LESS DISTRIBUTIONS

                                           NET                                DISTRIBUTIONS
                                        REALIZED &      TOTAL                     FROM
FISCAL         NET ASSET      NET       UNREALIZED      FROM       DIVIDENDS    REALIZED
PERIOD           VALUE       INVEST-      GAINS        INVEST-     FROM NET     GAIN ON
 ENDED         BEGINNING      MENT     (LOSSES) ON      MENT      INVESTMENT     INVEST-           TOTAL
 DEC.           OF YEAR      INCOME     INVESTMENT     OPERATI      INCOME        MENT         DISTRIBUTIONS
  31                                                     ON
-----------   -----------  -----------  -----------  -----------  -----------  -----------      -----------
SCHWAB MONEY MARKET FUND
1995            $ 1.00         $  0.05        --        $0.05        $(0.05)       --               $(0.05)

1994              1.00            0.04        --         0.04         (0.04)       --                (0.04)

1993              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1992              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1991              1.00            0.06        --         0.06         (0.06)       --                (0.06)

                  1.00            0.07        --         0.07         (0.07)       --                (0.07)
1990(1)

SCHWAB GOVERNMENT MONEY FUND

1995              1.00            0.05        --         0.05         (0.05)       --                (0.05)

1994              1.00            0.04        --         0.04         (0.04)       --                (0.04)

1993              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1992              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1991              1.00            0.05        --         0.05         (0.05)       --                (0.05)

                  1.00            0.07        --         0.07         (0.07)       --                (0.07)
1990(1)

SCHWAB U.S. TREASURY MONEY FUND

1995              1.00            0.05        --         0.05         (0.05)       --                (0.05)

1994              1.00            0.04        --         0.04         (0.04)       --                (0.04)

1993              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1992              1.00            0.03        --         0.03         (0.03)       --                (0.03)

                  1.00            0.01        --         0.01         (0.01)       --                (0.01)
1991(2)

SCHWAB MUNICIPAL MONEY FUND-SWEEP SHARES(3)

1995              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1994              1.00            0.02        --         0.02         (0.02)       --                (0.02)

1993              1.00            0.02        --         0.02         (0.02)       --                (0.02)

1992              1.00            0.03        --         0.03         (0.03)       --                (0.03)

1991              1.00            0.04        --         0.04         (0.04)       --                (0.04)

                  1.00            0.05        --         0.05         (0.05)       --                (0.05)
1990(1)




                         RATIOS/SUPPLEMENTAL DATA                  RATIO OF
                                                                     NET
                 NET                                   RATIO OF   INVESTMENT
FISCAL          ASSET                                  EXPENSES     INCOME
PERIOD          VALUE         TOTAL     NET ASSETS    TO AVERAGE  TO AVERAGE
 ENDED          END OF       RETURN     END OF YEAR   NET ASSETS  NET ASSETS
 DEC.            YEAR          (%)        (000'S)       (%)           (%)
  31
-----------   -----------  -----------  -----------  -----------  -----------
SCHWAB MONEY MARKET FUND
1995              $1.00         5.41    $14,010,387       0.75        5.27

1994               1.00         3.68     11,227,305       0.74        3.68

1993               1.00         2.67      8,164,599       0.73        2.64

1992               1.00         3.48      6,134,167       0.70        3.40

1991               1.00         5.70      4,866,584       0.78        5.52

                   1.00         7.23      4,058,408       0.82 *      7.51*
1990(1)

SCHWAB GOVERNMENT MONEY FUND

1995               1.00         5.34      1,884,569       0.75        5.21

1994               1.00         3.62      1,897,328       0.74        3.56

1993               1.00         2.66      1,744,603       0.73        2.63

1992               1.00         3.42      1,592,793       0.72        3.36

1991               1.00         5.53      1,458,705       0.70        5.38

                   1.00         7.23      1,424,377       0.70 *      7.51*
1990(1)

SCHWAB U.S. TREASURY MONEY FUND

1995               1.00         5.25      1,193,689       0.65         5.11

1994               1.00         3.52        803,871       0.65         3.60

1993               1.00         2.54        378,143       0.65         2.50

1992               1.00         3.26        178,895       0.59         2.91

                   1.00         0.68         16,906       0.24 *       4.11 *
1991(2)

SCHWAB MUNICIPAL MONEY FUND-SWEEP SHARES(3)

1995               1.00         3.30      3,403,837       0.66         3.25

1994               1.00         2.32      3,015,951       0.65         2.31

1993               1.00         1.93      2,423,317       0.63         1.92

1992               1.00         2.49      1,744,903       0.63         2.45

1991               1.00         4.01      1,359,121       0.63         3.91

                   1.00         5.08      1,185,974       0.63*        5.33 *
1990(1)

*Annualized



1 For the period January 26, 1990 (commencement of operations) to December 31, 1990.



2 For the period November 6, 1991 (commencement of operations) to December 31, 1991.



3 Prior to June 6, 1995, The Schwab Municipal Money Fund did not offer multiple classes of shares of beneficial interest. The information contained in this table regarding the Sweep Shares of the Schwab Municipal Money Fund relates to shares which were redesignated as Sweep Shares as of June 6, 1995.


Note: The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. The table below illustrates what the ratio of expenses to average net assets ("Ratio of Expenses") and the ratio of net investment income to average net assets ("Ratio of Income") would have been for the periods indicated below had these fees and expenses not been reduced and absorbed:


                          SCHWAB                       SCHWAB                      SCHWAB                        SCHWAB
                           MONEY                     GOVERNMENT                 U.S. TREASURY               MUNICIPAL MONEY
                        MARKET FUND                  MONEY FUND                     FUND                  FUND - SWEEP SHARES
                    (WITHOUT REDUCTION)         (WITHOUT REDUCTION)          (WITHOUT REDUCTION)          (WITHOUT REDUCTION)
                    -------------------         -------------------          -------------------          -------------------
 FISCAL PERIOD    RATIO OF      RATIO OF       RATIO OF      RATIO OF      RATIO OF      RATIO OF       RATIO OF       RATIO OF
  ENDED 12/31     EXPENSES       INCOME        EXPENSES       INCOME       EXPENSES       INCOME        EXPENSES        INCOME
  -----------     --------       ------        --------       ------       --------       ------        --------        ------
     1995             0.90%         5.12%         0.92%          5.04%         0.96%        4.80%          0.91%          3.00%
     1994             0.90%         3.52%         0.92%          3.38%         1.00%        3.25%          0.91%          2.05%
     1993             0.91%         2.46%         0.93%          2.43%         1.05%        2.10%          0.93%          1.62%
     1992             0.92%         3.18%         0.94%          3.14%         1.15%        2.35%          0.94%          2.14%
     1991             0.94%         5.36%         0.95%          5.13%         4.11%*       0.24%*         0.95%          3.59%
     1990             0.95%*        7.38%*        0.96%*         7.25%*         n/a          n/a           0.95%*         5.01%*


                       INVESTMENT OBJECTIVES AND POLICIES


                  THE SCHWAB MONEY MARKET FUND AND SCHWAB VALUE
                      ADVANTAGE MONEY FUND - SWEEP SHARES


     The Schwab Money Market Fund and the Schwab Value Advantage Money Fund seek maximum current income consistent with stability of capital. The Funds pursue their objective by investing exclusively in the following types of U.S. dollar-denominated money market instruments which the Investment Manager has determined to present minimal credit risk:



      - Certificates of deposit, time deposits, notes and bankers' acceptances of domestic banks (including their foreign branches), Canadian chartered banks, U.S. branches of foreign banks and foreign branches of foreign banks having capital, surplus and undivided profits in excess of $100 million.


      - Commercial paper, including asset-backed commercial paper, rated in one of the two highest rating categories by Moody's Investors Service ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), or any other nationally recognized statistical rating organization ("NRSRO"), or commercial paper or notes of issuers with an unsecured debt issue outstanding currently rated in one of the two highest rating categories by any NRSRO where the obligation is on the same or a higher level of priority and collateralized to the same extent as the rated issue. Each Fund may also invest in other corporate obligations such as publicly traded bonds, debentures and notes rated in one of the two highest rating categories by any NRSRO and other similar securities which, if unrated by any NRSRO, are determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above referenced securities.

     - Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.



     - Repurchase agreements involving obligations that are suitable for investment under the categories listed above.



     MATURITY. The Schwab Money Market Fund will only purchase securities which are deemed to mature in 12 months or less in accordance with federal securities regulations. The Schwab Value Advantage Money Fund will only purchase securities that mature in 397 days or less, or securities which have a variable rate of interest that is readjusted no less frequently than every 397 days.



     EURODOLLAR CERTIFICATES OF DEPOSIT AND FOREIGN SECURITIES. The Schwab Money Market Fund and the Schwab Value Advantage Money Fund may purchase Eurodollar certificates of deposit and other similar obligations. However, when purchasing such certificates consideration will be given to the fact that these issuers may not be subject to the same regulatory requirements as U.S. issuers, including U.S. banks.


     Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. There are also special tax considerations which apply to securities of foreign issuers and securities principally traded overseas.


     CONCENTRATION. Each Fund will not invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry. However, this limitation will not apply to certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of certain foreign banks or obligations of or guaranteed by the U.S. Government or its agencies or instrumentalities. See "Investment Policies and Restrictions" in the Statement of Additional Information.



     PRIVATE PLACEMENTS. The Schwab Money Market Fund and the Schwab Value Advantage Money Fund may invest in commercial paper and other securities that are exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Federal securities laws restrict the disposition of
Section 4(2) paper. Neither Fund will invest more than 10% of its assets in
Section 4(2) paper and other illiquid securities unless the Investment Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by the Fund in excess of this level is liquid.



     A Fund's ownership of Section 4(2) paper could have the effect of reducing that Fund's liquidity to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.



     ASSET-BACKED COMMERCIAL PAPER. The Funds may invest in asset-backed commercial paper. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivables constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.



     For more information regarding a Fund's investments, see "Share Price Calculation."

                        THE SCHWAB GOVERNMENT MONEY FUND

    The Schwab Government Money Fund seeks maximum current income consistent with stability of capital. The Fund pursues its objective by investing exclusively in: (1) U.S. Treasury bills, notes, bonds and other obligations of the U.S. Treasury that are backed by the "full faith and credit" of the U.S. Government; and (2) other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements covering such obligations. All securities purchased are deemed to mature within 12 months or less under federal securities regulations. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, while others have an additional line of credit with the U.S. Treasury. Short-term U.S. Government obligations generally are considered to be among the safest short-term investments. The Government guarantee of certain securities owned by the Schwab Government Money Fund, however, does not guarantee the net asset value of the Fund's shares, which the Fund seeks to maintain at $1.00 per share. (See "Share Price Calculation.") With respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such securities may involve risk of loss of principal and interest.

                       THE SCHWAB U.S. TREASURY MONEY FUND

The investment objective of the Schwab U.S. Treasury Money Fund is high current income consistent with liquidity and stability of capital. The Fund pursues its objective by investing solely in U.S. Treasury notes, bills and other direct obligations of the U.S. Treasury that are backed by the "full faith and credit" of the U.S. Government. The Fund will only purchase securities that are deemed to mature in 397 days or less in accordance with federal securities regulations, or which have a variable rate of interest readjusted no less frequently than every 397 days. Fund shares themselves are not subject to any U.S. Government guarantee. The Fund does not enter into repurchase agreements, nor does it purchase obligations of agencies or instrumentalities of the U.S. Government. The Fund may hold its investments to maturity and receive the entire face amount of the security, or the Fund may sell its investments at a gain or loss before maturity to meet redemptions or for other investment purposes.

                         THE SCHWAB MUNICIPAL MONEY FUND

    The investment objective of the Schwab Municipal Money Fund is maximum current income that is exempt from federal regular income taxes consistent with stability of capital. The Fund pursues its objective primarily by investing in short-term, high-quality municipal obligations the income from which is exempt from federal regular income taxes. Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.


    MUNICIPAL SECURITIES. Under normal market conditions, the Fund attempts to invest 100% of its total assets in debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal regular income tax ("Municipal Securities").


    Dividends representing net interest income received by the Schwab Municipal Money Fund on Municipal Securities generally will be exempt from federal regular income tax when distributed to the Fund's shareholders. Such dividend income may be subject to the alternative minimum tax, state and local taxes. (See "Distributions and Taxes - The Schwab Municipal Money Fund.")

    The Schwab Municipal Money Fund will invest only in Municipal Securities which at the time of purchase: (a) are rated in one of the two highest rating categories for municipal commercial paper or short-term municipal securities assigned by any NRSRO; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S. Government securities acceptable to the Fund's Investment Manager; or (d) are unrated by any NRSRO, if they are determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above referenced securities.

    The Fund may continue to hold a Municipal Security that, after its purchase by the Fund, ceases to have a rating, or is downgraded, causing its rating to fall below that required for purchase by the Fund. Neither event would necessarily require the Fund to sell the security. However, the Fund will keep such a security in its portfolio only if the Board of Trustees or its properly authorized delegate determines that keeping the security is in the best interests of the Fund.

    Pursuant to a fundamental policy, the Fund will not invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry. However, this limitation shall not apply to Municipal Securities issued by governmental entities.

    TEMPORARY INVESTMENTS. The Fund may from time to time, as a defensive measure, invest any or all of its assets in taxable "temporary investments" which include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities (other than Municipal Securities) rated in one of the two highest rating categories by any NRSRO; commercial paper (other than Municipal Securities) rated in one of the two highest rating categories by any NRSRO; certificates of deposit of domestic banks having capital, surplus and undivided profits in excess of $100 million; and any of the foregoing temporary investments subject to repurchase agreements. While temporary investments could cause the Fund to generate dividends taxable to shareholders as ordinary income, it is the Fund's primary intention to produce dividends which are not subject to federal regular income taxes.


    The investment objective of each Fund is fundamental. All investment policies above are also fundamental for the Schwab Money Market Fund, Schwab Government Money Fund, and Schwab U.S. Treasury Money Fund. They, along with certain investment restrictions adopted by the Funds (see "Investment Restrictions" in the Statement of Additional Information), cannot be changed without approval by holders of a majority of a Fund's outstanding voting shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


                            MUNICIPAL SECURITIES AND

                         MUNICIPAL INVESTMENT TECHNIQUES

    Municipal Securities in which the Schwab Municipal Money Fund may invest are generally classified in one of two categories: "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue securities are secured only by the revenues derived from: (1) a particular facility or class of facilities; (2) a specific revenue source such as a special excise tax; or (3) another specific revenue source, such as the user of the facility being financed.


    Revenue securities may include private activity bonds and industrial development bonds. Such bonds may be issued by or on behalf of public authorities to finance various privately operated facilities, and they are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corporations or other entities. From time to time, the Fund may invest more than 25% of its total assets in industrial development and private activity bonds.


    Among other types of instruments, the Fund may purchase tax-exempt commercial paper and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements, or other revenues. The Fund has the ability to invest all of its assets in Municipal Securities which generate interest which is a tax preference item for purposes of the federal alternative minimum tax. Thus, if you are subject to the federal alternative minimum tax, all or a portion of your income from the Fund may be subject to the federal alternative minimum tax.

    MORAL OBLIGATION SECURITIES. The Fund may also invest in "moral obligation" securities, which are normally issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund. The state or municipality which created the issuer has a moral commitment, but not a legal obligation to restore the reserve fund.

    MUNICIPAL LEASES. The Fund may invest up to 25% of its assets in municipal leases, no more than 10% of which may be in illiquid leases. Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. These obligations may take the form of a lease, an installment purchase contract, a conditional sales contract or a participation interest in any of the above. Investments in municipal leases may be considered to be illiquid. Municipal leases are subject to "nonappropriation risk," which is the risk that the municipality may terminate the lease in the event that the municipality's appropriating body does not allocate the funds necessary to make lease payments. In such circumstances, the lessor is typically entitled to repossess the property. The private sector value of the property is, however, generally less than the value of the property to the municipality. The Investment Manager, pursuant to guidelines established by the Board of Trustees, is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be terminated.

    SYNTHETIC VARIABLE OR FLOATING-RATE MUNICIPAL SECURITIES. The Fund also may invest up to 25% of its assets in synthetic variable or floating-rate municipal securities. These securities generally comprise the following elements in a trust: (i) a fixed-rate municipal bond (of any duration); (ii) a right to put the bond at par value on 7-days notice or after a specific interval of time depending on the terms of the synthetic security; and (iii) a contractual agreement pursuant to which the investing Fund and a remarketing agent determine the lowest rate that would permit the bond to be remarketed at par, taking into account the put right. The trustee of the trust is generally a bank trust department.

    These synthetic floating-rate municipal securities may also include tender option bond trust receipts, in which a fixed-rate municipal bond (or group of bonds) is placed into a trust from which two classes of trust receipts are issued, which represent proportionate interests in the underlying bond(s). Interest payments are made on the bond(s) based upon a predetermined rate. Under certain circumstances, the holder of a trust receipt may also participate in any gain or loss on the sale of such bond(s). Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the Fund's investment limitations.

    VARIABLE RATE DEMAND INSTRUMENTS. The Fund may invest in variable rate demand instruments issued by industrial development authorities and other government entities. In the event a variable rate demand instrument to be purchased by the Fund is not rated by credit rating agencies, the Investment Manager, using guidelines approved by the Board of Trustees, must determine that such instrument is of comparable quality at the time of purchase to a rated instrument that would be eligible for purchase by the Fund. In some cases, the Fund may require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

    Although there may be no active secondary market for a particular variable rate demand instrument purchased by the Fund, the Fund may, at any time or during specified periods not exceeding one year (depending upon the instrument involved), demand payment in full of the principal of the instrument and may resell the instrument to a third party.

    The Fund could suffer a loss from a variable rate demand instrument because of the absence of an active secondary market, because it may be difficult for the Fund to dispose of the instrument in the event an issuer defaults on its payment obligation, because the Fund is only entitled to exercise its demand rights at certain times, or for other reasons.

    Variable rate demand instruments will be subject to the Fund's restrictions on acquiring and holding illiquid securities to the extent that the absence of an active secondary market for such securities causes them to be illiquid.

    PARTICIPATION INTERESTS. The Fund may purchase from financial institutions participation interests in Municipal Securities with fixed, floating or variable rates of interest. The buyer of a participation interest receives an undivided interest in the securities underlying the instruments.

    The Fund will purchase a participation interest only if: (a) the instrument subject to the participation interest matures in one year or less, or the instrument includes a right to demand payment, usually within 7-days, from the seller; (b) the instrument meets the Fund's previously described quality standards for Municipal Securities; and (c) the instrument is issued with an opinion of counsel or is the subject of a ruling of the Internal Revenue Service, stating that the interest earned on the participation interest is exempt from federal income tax.

    STAND-BY COMMITMENTS. The Schwab Municipal Money Fund also may acquire "stand-by commitments" for Municipal Securities held in its portfolio. Under a stand-by commitment, a dealer agrees to purchase at the Fund's option specified Municipal Securities at a price equal to their amortized cost value plus accrued interest. The Fund will acquire stand-by commitments solely to improve portfolio liquidity. The Fund does not intend to exercise its stand-by rights solely for trading purposes.

    GOVERNMENT SECURITIES. The Fund may invest in government securities, including U.S. Treasury notes, bills, and bonds, which are backed by the full faith and credit of the U.S. Government. Some securities issued by U.S. Government agencies or instrumentalities are supported by the credit of the agency or instrumentality, while others have an additional line of credit with the U.S. Treasury. However, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities. Accordingly, such securities may involve risk of loss of principal and interest.

    LEGAL OPINIONS. Bond counsel will render opinions on the validity of Municipal Securities. Bond counsel will also render opinions on whether the interest paid on Municipal Securities is exempt from federal income tax. Bond counsel will render such opinions to the issuers of Municipal Securities at the time the securities are issued. The Fund and the Investment Manager will not review the proceedings on the issuance of Municipal Securities or the bases for such opinions.

    MATURITY. The Fund will purchase only securities that are deemed to mature in 397 days or less in accordance with federal securities regulations or securities that have a variable rate of interest that is readjusted no less frequently than every 397 days.

    SECURITIES SUBJECT TO A PUT FEATURE. A "put" feature permits the Fund to sell a security at a fixed price prior to maturity to the put issuer. Because of this feature, Municipal Securities subject to a put generally may be sold to third parties at market rates. Generally, a premium is paid for a security subject to a put feature. Investments in Municipal Securities subject to puts are limited by federal securities laws and expose the Fund to a credit risk associated with the put provider.

    SPECIAL RISK CONSIDERATIONS. Participation interests in Municipal Securities eligible for purchase by the Schwab Municipal Money Fund and other derivative securities eligible for purchase by the Funds involve special risks, including a risk that the Internal Revenue Service may characterize some or all of the interest paid on such securities to the Fund as taxable. There is also an increased risk, most typically associated with "municipal lease" obligations, that a municipality will not appropriate the funds necessary to make the scheduled payments on, or may seek to cancel or otherwise avoid its obligations under, the lease that supports the security owned by the Fund.

    The Schwab Municipal Money Fund may invest more than 25% of its assets in Municipal Securities that produce interest that is paid solely from revenues on similar projects. However, the Fund does not presently intend to invest in such securities on a regular basis, but will do so if such investment is deemed necessary or appropriate by the Investment Manager. To the extent that the Fund's assets are invested in Municipal Securities that produce interest that is payable solely from revenues on similar projects, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.

                           OTHER INVESTMENT TECHNIQUES

    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. A Fund generally will not pay for such securities or start earning interest on them until they are received. Securities purchased on a when-issued or delayed delivery basis are recorded as an asset. The value of such securities may change as the general level of interest rate changes.

    Each Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities. The Funds will not purchase such securities for speculative purposes and will expect to actually acquire the securities when purchased. However, each Fund reserves the right to sell any such securities before their settlement dates if the Investment Manager deems such a sale advisable.

    REPURCHASE TRANSACTIONS. Each Fund (except the Schwab U.S. Treasury Money
Fund) may engage in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed one year.

    If the seller of a repurchase agreement becomes bankrupt or otherwise defaults, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions that the Investment Manager deems creditworthy.

    ILLIQUID SECURITIES. A Fund will not purchase illiquid securities, including time deposits and repurchase agreements maturing in more than 7-days, if, as a result thereof, more than 10% of the Fund's net assets valued at the time of the transaction are invested in such securities. The investment policy, as set forth in the Statement of Additional Information, on the purchase of illiquid securities is fundamental for the Schwab Money Market Fund and the Schwab Government Money Fund.

    VARIABLE RATE SECURITIES. Each Fund may invest in instruments having rates of interest that are adjusted periodically, or which "float" continuously according to formulas intended to minimize any fluctuation in the values of the instruments ("Variable Rate Securities"). The interest rate of Variable Rate Securities ordinarily is determined by reference to, or is a percentage of, an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate or the rate of return on commercial paper or bank certificates of deposit. As interest rates decrease or increase, Variable Rate Securities experience less appreciation or depreciation than fixed rate obligations.


    Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost, or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Fund determines the maturity of Variable Rate Securities in accordance with SEC rules.


    BORROWING POLICY. Pursuant to a fundamental policy as set forth in the Statement of Additional Information, none of the Funds may borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests. Any borrowings under this provision will not be collateralized, except that the Schwab Tax-Exempt Money Fund and the Schwab Value Advantage Money Fund may each pledge up to 10% of their net assets, and the Schwab U.S. Treasury Money Fund may pledge up to 33% of its net assets, to secure borrowings. No Fund will borrow for leverage purposes.

    ADDITIONAL INFORMATION. Please see the Statement of Additional Information for further information regarding foreign securities, Section 4(2) paper, the investment rating categories employed by various NRSROs, and other investment techniques used by the Funds.

                                ORGANIZATION AND
                             MANAGEMENT OF THE FUNDS

    GENERAL OVERSIGHT. The Board of Trustees and officers of the Schwab Fund Family meet regularly to review investments, performance, expenses and other business affairs.


    THE INVESTMENT MANAGER. Professional investment management for each Fund is provided by the Investment Manager, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104. The Investment Manager provides a continuous investment program, including general investment and economic advice regarding each Fund's investment strategies; manages each Fund's investment portfolio and performs expense management, accounting and recordkeeping; and provides other services necessary to the operation of each Fund and the Schwab Fund Family. The Investment Manager, formed in 1989, is a wholly-owned subsidiary of The Charles Schwab Corporation and is the investment adviser and administrator of the mutual funds in the SchwabFunds Family(R), a family of 26 mutual funds. As of March ___, 1997, the SchwabFunds(R) had aggregate net assets in excess of $___ billion.


    TRANSFER AGENT AND SHAREHOLDER SERVICES. Charles Schwab & Co., Inc. ("Schwab" or the "Transfer Agent"), 101 Montgomery Street, San Francisco, California 94104, serves as shareholder services agent and transfer agent for the Funds. Schwab provides information and services to shareholders, which include reporting share ownership, sales and dividend activity (and associated tax consequences), responding to daily inquiries, effecting the transfer of Fund shares and facilitating effective cash management of shareholders' Schwab account balances. It furnishes such office space and equipment, telephone facilities, personnel and informational literature distribution as is necessary or appropriate in providing shareholder and transfer agency information and services.

    Schwab was established in 1971 and is one of America's largest discount brokers. The firm provides low-cost securities brokerage and related financial services to over 3.3 million active customer accounts and has over 225 branch offices. Schwab also offers convenient access to financial information services and provides products and services that help investors make investment decisions. Schwab is a wholly-owned subsidiary of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and a Director of The Charles Schwab Corporation. As a result of his beneficial ownership interests in and other relationships with The Charles Schwab Corporation and its affiliates, Mr. Schwab may be deemed to be a controlling person of Schwab and the Investment Manager.

                           OPERATING FEES AND EXPENSES


    Pursuant to Investment Advisory and Administration Agreements with the Schwab Fund Family, the Investment Manager is entitled to receive from the Schwab Money Market Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $2 billion, 0.45% of such net assets over $2 billion but not in excess of $3 billion, and 0.40% of such net assets over $3 billion; the Investment Manager is entitled to receive from the Schwab Government Money Fund, the Schwab Municipal Money Fund and the
Schwab U.S. Treasury Money Fund a graduated annual fee, payable monthly, of 0.46% of each Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion and 0.40% of such net assets over $2 billion; and the Investment Manager is entitled to receive from the Schwab Value Advantage Money Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $2 billion, 0.45% of such net assets over $2 billion but not in excess of $3 billion, and 0.40% of such net assets over $3 billion. The Investment Manager is waiving a portion of each Fund's investment advisory fee. These investment advisory fee waivers may be discontinued at any time.



    The Investment Manager and Schwab have guaranteed that, at least through April 30, 1997, total fund operating expenses of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, the Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund will not exceed 0.75%, 0.75%, 0.65%, 0.66% and 0.50%, respectively, of the average daily net assets of each such investment portfolio (a "Series") of the Schwab Fund Family or each class of shares. The effect of these guarantees is to maintain or lower the expenses and thus maintain or increase such Fund's total return to shareholders. For the fiscal year ended December 31, 1995, the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Municipal Money Fund paid management fees of 0.29%, 0.29%, 0.19% and 0.20%, respectively, of each such Fund's average daily net assets and paid total fund operating expenses of 0.75%, 0.75%, 0.65% and 0.66%, respectively, of the average daily net assets of each such Series or class of shares (after waivers and reimbursements). The following expenses are not included as "operating expenses" for purposes of this guarantee: interest expenses, taxes and capital items such as the cost of the purchase or sale of portfolio securities, including brokerage fees or commissions.


    For transfer agency services provided to the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, the Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund, the Transfer Agent is entitled to receive an annual fee, payable monthly, of 0.25% of the average daily net assets of each such Fund or class. Schwab is also entitled to receive an annual fee, for shareholder services, payable monthly, of 0.20% of the average daily net assets of each such Fund or class. For information regarding the Transfer Agent and shareholder servicing fees of the other classes of shares of the Schwab Municipal Money Fund and the Schwab Value Advantage Money Fund, see "Other Important Information" in this Prospectus.


    Schwab is also the Funds' distributor, but receives no compensation for its services as such.


    OTHER EXPENSES. The Schwab Fund Family pays the expenses of its operations, including: the fees and expenses for independent accountants, legal counsel and the custodian of its assets; the cost of maintaining books and records of account; registration fees; the fees and expenses of qualifying the Schwab Fund Family and its shares for distribution under federal and state securities laws; and industry association membership dues. These expenses generally are allocated among each Series, or class of shares within these Series, in proportion to their relative net assets at the time the expense is incurred. However, expenses directly attributable to a particular Series or class of a Series will be charged to that Series or class, respectively. The differing expenses applicable to the Sweep Shares and the Value Advantage Shares of the Schwab Municipal Money Fund and the Investor Shares and the Sweep Shares of the Schwab Value Advantage Money Fund will cause the performance of these classes of shares to differ.

                                OTHER INFORMATION


    The Schwab Fund Family was organized as a business trust under the laws of Massachusetts on October 20, 1989 and may issue an unlimited number of shares of beneficial interest or classes of shares in one or more Series. Currently, the Schwab Fund Family offers shares of nine Series which may be organized into one or more classes of shares of beneficial interest. The Board of Trustees may authorize the issuance of shares of additional Series or classes if it deems it desirable. Shares within each Series or class have equal, noncumulative voting rights and equal rights as to distributions, assets, and liquidation of such Series, except to the extent such voting rights or rights as to distributions, assets, and liquidation vary among classes of a Series.


    SHAREHOLDER MEETINGS AND VOTING RIGHTS. The Schwab Fund Family is not required to hold annual shareholders' meetings and does not intend to do so. It will, however, hold special meetings as required or deemed desirable by the Board of Trustees for such purposes as changing fundamental policies, electing or removing Trustees, or approving or amending an investment advisory agreement. In addition, a Trustee may be removed by shareholders at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Schwab Fund Family.


    Shareholders will vote by Series and not in the aggregate (for example, when voting to approve the investment advisory agreement), except when voting in the aggregate is permitted under the 1940 Act, such as for the election of Trustees. In addition, holders of the Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund will vote exclusively as a class on any matter relating solely to the Sweep Shares and on any matter in which the interests of holders of the Sweep Shares differ from the interests of the holders of the other Shares of the Funds.


                             DISTRIBUTIONS AND TAXES

    DIVIDENDS AND OTHER DISTRIBUTIONS. On each day that the net asset value per share of a Fund is determined (a "Business Day"), the Fund's net investment income is declared as of the close of trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) as a dividend to shareholders of record at that time. Dividends are normally paid (and, where applicable, reinvested) on the 15th of each month, if a Business Day, otherwise on the next Business Day, with the exception of the dividend paid in December, which is scheduled to be paid on the last Business Day in December.

    FEDERAL INCOME TAX INFORMATION. Each Fund has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), qualified as such and intends to continue to so qualify. In order to so qualify, each Fund will distribute on a current basis substantially all of its investment company taxable income, its net exempt-interest income (if any), and its net capital gains (if any) and will meet certain other requirements. Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund's earnings are distributed.

    Generally, all distributions are taxable to shareholders as ordinary income, except for distributions for the Schwab Municipal Money Fund which are exempt from federal income tax.

    Records of dividends and other distributions, purchases and redemptions will be reflected on shareholders' Schwab account statements. The Funds will notify shareholders at least annually as to the federal income tax consequences of distributions made each year.

    THE SCHWAB U.S. TREASURY MONEY FUND. Because this Fund will invest exclusively in U.S. Treasury obligations and other securities backed by the full faith and credit of the U.S. Government, its dividends are free from state and local income taxes in the vast majority of states. Potential investors in this Fund should consult their tax advisers with specific reference to their own tax situations.

    THE SCHWAB MUNICIPAL MONEY FUND. Dividends derived from exempt-interest income (known as "exempt-interest dividends") will be treated by the Fund's shareholders as items of interest excludable from their federal gross income. To the extent dividends paid to shareholders are derived from taxable income or from capital gains, such dividends will be subject to federal income tax, whether received in cash or reinvested.


    The Fund may at times purchase Municipal Securities or California Municipal Securities at a discount from the price at which they were initially issued. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.


    If the Fund holds certain private activity bonds ("industrial development bonds" under prior law), dividends derived from interest on such obligations will be classified as an item of tax preference which could subject certain shareholders to alternative minimum tax liability. Corporate shareholders must also take all exempt-interest dividends into account in determining "adjusted current earnings" for purposes of calculating their alternative minimum tax.


    Private activity bonds and industrial development bonds generally are bonds issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Private activity bonds and industrial development bonds also generally are limited obligation (or revenue) securities, which means that they are payable only from the revenues derived from a particular facility or class of facilities, or, in some cases, from some other specific revenue source. (See "Municipal Securities" in the Statement of Additional Information.)

    Distributions by the Schwab Municipal Money Fund of net investment income may be taxable to investors under state or local law as dividend income even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

    Shareholders receiving Social Security benefits or Railroad Retirement Act benefits should note that exempt-interest dividends will be taken into account in determining the taxability of such benefits.

    The foregoing is only a brief summary of some of the federal and state income tax considerations affecting the Funds and their shareholders. Accordingly, potential investors should consult their tax advisers with specific reference to their own tax situations.

                             SHARE PRICE CALCULATION


    The price of a share on any given day is its "net asset value" or "NAV." For the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund, this figure is computed by taking total Fund assets, subtracting any liabilities of the Fund and dividing the resulting amount by the number of shares of the Fund outstanding. For the Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Value Advantage Money Fund, this figure is computed by taking total Fund assets allocable to that class, subtracting any liabilities allocable to the class and dividing the resulting amount by the number of Sweep Shares of the Fund outstanding. The net asset value per share of a Fund is determined on each day both the Federal Reserve Bank of New York and the Exchange are open for business, first at 10:00 a.m. (Eastern time), then again as of the close of normal trading on the Exchange (generally 4:00 p.m. Eastern time). Purchase or redemption orders and exchange requests will be executed at the net asset value next determined after receipt by the Transfer Agent or its authorized agent. While each Fund attempts to maintain its net asset value at a constant $1.00 per share, Fund shares are not insured against a reduction in net asset value.


    Each Fund values its portfolio securities at amortized cost, which means that they are valued at their acquisition cost (as adjusted for amortization of premium or discount) rather than at current market value. Calculations are made to compare the value of the Fund's investments using the amortized cost method with market values. Except as described below, market valuations are obtained by using: (1) actual quotations provided by third-party pricing services or market makers; (2) estimates of market value; or (3) values obtained from yield data relating to comparable classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share of a Fund (or Sweep Shares for the Schwab Municipal Money Fund and Schwab Value Advantage Money Fund) calculated by reference to market values and the $1.00 per share amortized cost value of a Fund (or Sweep Shares for the Schwab Municipal Money Fund and Schwab Value Advantage Money Fund), or if there were any other deviation which the Board of Trustees believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated.


                        HOW THE FUNDS REPORT PERFORMANCE

     From time to time the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund may each advertise its yield, effective yield and total return. In the case of the Sweep Shares of the Schwab Municipal Money Fund only, the Fund may advertise the yield, effective yield, taxable equivalent yield, taxable equivalent effective yield and total return of the Sweep Shares. Performance figures are based upon historical results and are not intended to indicate future performance.



    Yield refers to the income generated by a hypothetical investment in a Fund (or, in the case of the Schwab Municipal Money Fund and the Schwab Value Advantage Money Fund, the Sweep Shares of the Funds) over a specific 7- day period. This income is then annualized, which means that the income generated during the 7-day period is assumed to be generated each week over an annual period and is shown as a percentage of the hypothetical investment.


    Effective yield is calculated similarly, but the income earned by the investment is assumed to be compounded weekly when annualized. Effective yield will be slightly higher than yield due to this compounding effect.

    Taxable equivalent yield is the yield that a taxable investment must generate in order to equal (after applicable taxes are deducted) the Sweep Shares of the Schwab Municipal Money Fund's yield for an investor in a stated federal income tax bracket (normally assumed to be the applicable maximum tax rate). Taxable equivalent yield will be higher than the tax-exempt yield of the Sweep Shares of the Schwab Municipal Money Fund. (See "Yield" in the Statement of Additional Information.)

    The taxable equivalent effective yield is computed in the same manner as is the taxable equivalent yield, except that the effective yield is substituted for yield in the calculation.

     Total return is the change in value of an investment in a fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.


    The performance of the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, the Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund may be compared to that of other mutual funds tracked by mutual fund rating services, various indices of investment performance, U.S. Government obligations, bank certificates of deposit, other investments for which reliable performance data is available and the consumer price index.



    Because the Sweep Shares of the Schwab Municipal Money Fund are subject to different expenses than the Value Advantage Shares, and the Sweep Shares of the Schwab Value Advantage Money Fund are subject to different expenses than the Investor Shares, the performance of the two classes of shares will differ.



    Additional performance information about the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Sweep Shares of the Schwab Municipal Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund is available in the Funds' Annual Reports, which are sent to all shareholders. To request a free copy, call your local Schwab office or 800-2 NO-LOAD.


                         TAX-ADVANTAGED RETIREMENT PLANS


    Schwab offers tax-advantaged retirement plans for which the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and the Sweep Shares of the Schwab Value Advantage Money Fund may be appropriate investments. It is not recommended that the Schwab Municipal Money Fund be used as an investment vehicle for an Individual Retirement Account ("IRA") or qualified retirement plan. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings.

    SCHWAB IRA. A retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. Schwab IRAs with a balance of $10,000 or more by September 15, 1996 will not be charged Schwab's $29 annual IRA account fee for the life of the account.

    SCHWAB KEOGH. A tax-advantaged plan for self-employed individuals and their employees that permits the employer to make annual tax-deductible contributions of up to $30,000. Schwab Keogh plans are currently charged an annual fee of $45.

    SCHWAB CORPORATE RETIREMENT PLANS. A well designed retirement program can help a company attract and retain valuable employees. Call your local Schwab office or 800-2 NO-LOAD for more information.

                                  INVESTING IN
                               SHARES OF THE FUNDS

    SHAREHOLDER SERVICE. You may place Fund purchase orders and orders to sell shares as well as exchange requests at any one of over 225 Schwab offices nationwide or by calling 800-2 NO-LOAD, where trained representatives are available to answer questions about the Funds and your account. The right to initiate transactions by telephone is automatically available through your Schwab account. TDD users may contact Schwab at 800-345-2550, 24 hours a day.

    Each Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If each Fund follows telephone orders that it reasonably believes to be genuine, it will not be liable for any losses a shareholder may experience. If each Fund does not follow reasonable procedures to confirm that a telephone order is genuine, each Fund may be liable for any losses a shareholder may suffer from unauthorized or fraudulent orders. These procedures may include:


    - requiring a form of personal identification prior to acting upon instructions received by telephone;

    - providing written confirmation of such instructions; and

    - tape recording telephone transactions.


Investors should remember that it may be difficult to complete transactions by telephone during periods of drastic economic or market changes, when our phone lines may become very busy with calls from other investors. If you want to buy, sell or exchange shares but have trouble reaching a Fund by telephone, you may want to use one of the other ways offered for completing the transactions discussed below, even though these procedures may mean that completing your transaction may take longer.

    To assist in minimizing administrative costs, share certificates will not be issued. Records regarding share ownership are maintained by the Transfer Agent.

    Telephone purchase or redemption orders or exchange requests received prior to 8:00 p.m. (Eastern time) on any Business Day, once they have been verified as to the caller's identity and account ownership, will be deemed to be received by the Transfer Agent, or its authorized agent, prior to the next net asset value determination. Subsequent telephone orders received prior to the first net asset value determination on the following day will be deemed received prior to that day's second net asset value determination.

                                HOW TO BUY SHARES


    OPENING A SCHWAB ACCOUNT. You may buy shares of the Funds or classes through an account maintained with Schwab, and payment for shares must be made directly to Schwab. If you do not presently maintain a Schwab account and wish to establish one, simply complete a Schwab Account Application (available by calling 800-2 NO-LOAD, 24 hours a day, or by contacting your local Schwab office) and deliver it, by mail or in person, to your local Schwab office.

You may also mail the application to Schwab at 101 Montgomery Street, San Francisco, California 94104. Corporations and other organizations should contact their local Schwab office to determine which additional forms may be necessary to open a Schwab account. With your Schwab account, you have access to other investments available at Schwab, such as stocks, bonds and other mutual funds.


    The Securities Investor Protection Corporation ("SIPC") will provide account protection, in an amount up to $500,000, for securities, including Fund or class shares, which you hold in a Schwab account. Of course, SIPC account protection does not protect shareholders from share price fluctuations. If you already have a Schwab account, you may buy shares of each Fund as described below and need not open a new account.


    SCHWAB ACCOUNT MINIMUMS AND ASSOCIATED FEES. Schwab requires a $1,000 deposit and account balance minimum to maintain a Schwab brokerage account ($500 for custodial accounts). A fee of $7.50 will be charged to Schwab brokerage accounts that fall below this minimum for three consecutive months in any quarter. This fee, if applicable, will be charged at the end of each quarter and will be waived if there has been at least one commissionable trade within the last 6 months, or if the shareholder's combined account balances at Schwab total $10,000 or more.


    Schwab currently imposes no fee for opening a Schwab One(R) account with a minimum of $5,000 account equity. Schwab One accounts containing less than $5,000 account equity are subject to a fee of $5 per month imposed by Schwab if there have been fewer than two commissionable trades within the last 12 months.



    DEPOSITING FUNDS. You may deposit funds into your Schwab account by check, wire or many other forms of electronic funds transfer. Securities also may be deposited. All deposit checks should be made payable to Charles Schwab & Co., Inc. If you would like to wire funds into your existing Schwab account, please contact your local Schwab office for instructions.



    WHEN YOU CAN BUY SHARES. You must have funds in your Schwab account in order to buy Fund or class shares. If funds (including those transmitted by wire) are received by Schwab before the time of each Fund's last daily net asset value calculation (normally 4:00 p.m. Eastern time), they will be available for investment on that day. If funds arrive after that time, they will be available for investment the next Business Day.


                            METHODS OF BUYING SHARES


    AUTOMATIC SWEEP INVESTMENT: When opening a Schwab brokerage account, an investor will be asked to select a SchwabFunds class or series with sweep privileges as a "primary fund." When a Fund or class is selected as a primary fund, free credit balances in the investor's brokerage account will be invested automatically in shares of the Fund or class according to the procedures described in the account agreement with the investor. Depending on the type of account, the automatic sweep investment of free credit balances will be effected daily, weekly or at other times and may be subject to minimum investment and other requirements. Note that, as described below, the Sweep Shares of the Schwab Value Advantage Money Fund generally require a minimum initial investment in the Fund of $25,000 and the maintenance of a $20,000 minimum Fund balance.



    An investor with an existing Schwab account may add the automatic sweep investment feature to his or her account by completing the appropriate section of the Schwab Account Application available at any Schwab office. A shareholder may change primary funds by calling or writing his or her local Schwab office or writing Schwab at the address referenced on the cover of this Prospectus. Note that the automatic sweep investment feature is not available for all classes of shares of all Funds.



    DIRECT PURCHASE: A Schwab account holder may buy shares of a Fund (if it is not his or her primary fund) in several ways. The minimum initial investment for such a purchase in the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Fund and the Sweep Shares of the Schwab Municipal Money Fund is $1,000, and subsequent investments must be at least $100.

    The Sweep Shares of the Schwab Value Advantage Money Fund require a minimum initial investment of $25,000. In addition, the Sweep Shares of the Schwab Value Advantage Money Fund are available only to certain Schwab customers who are included in one of Schwab's preferred customer programs and have at least $500,000 in account equity at Schwab. The minimum account balance is $20,000. The Transfer Agent reserves the right to waive these minimums from time to time for clients of Schwab Institutional, a division of Schwab, the Schwab Trust Company, certain tax-advantaged retirement plans, and certain customers involved in one of Schwab's preferred customer programs. For information regarding the minimum investment requirements of the other classes of shares of the Schwab Municipal Money Fund and the Schwab Value Advantage Money Fund, see "Other Important Information" in this Prospectus.



Whether you buy shares by phone, by mail, electronically or in person, the following information is always needed:

    -   Your Schwab account number
    - The name of the Fund and class, if applicable, in which you wish to invest.
    -   The amount you wish to invest
    - For initial share purchases only, the distribution option you have selected (see below).



BY TELEPHONE

-   Call 800-2 NO-LOAD
-   Place a buy order for your account
-   TDD users may contact Schwab at 800-345-2550, 24 hours a day.


BY MAIL


- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.

- You may direct that funds already in your Schwab account be used to make initial and subsequent share purchases, or your purchase instructions may be accompanied by a check made payable to Charles Schwab & Co., Inc., which will be deposited into your Schwab account and used, as necessary, to cover all or part of your purchase order.

    - Mail to 101 Montgomery Street, San Francisco, California 94104 or to your local Schwab office

    - Once your letter is mailed, you may not modify or cancel your instructions.


ELECTRONICALLY


    For more information regarding how to buy shares electronically using StreetSmart(TM), e.Schwab(TM), The Equalizer(R),TeleBroker(R), and the World Wide Web, call 800-2 NO-LOAD.


IN PERSON


-   Deposit your check at your local Schwab office.
-   For the office nearest you, call 800-2 NO-LOAD.

BY WIRE

-   Contact Schwab for instructions.


    DISTRIBUTION OPTIONS. The Schwab account standing instructions that you selected in your Schwab Account Application will determine which of the two distribution options listed below will apply to you. Fund distributions will be automatically reinvested, unless the Transfer Agent, or its authorized agent, has received instructions that distributions be mailed to you as they are paid. Please contact your local Schwab office if you already have a Schwab account and wish to change your account standing instructions.


    AUTOMATIC REINVESTMENT: For all the Funds or classes of Shares, distributions will be reinvested in additional full Shares of the applicable Fund or class of Shares at the net asset value next determined after their payable date.


    RECEIVE DIVIDENDS BY MAIL: All distributions will be credited to your Schwab account as of the payable date. If your account is coded to have dividends mailed immediately, checks will normally be mailed the Business Day after distributions are credited.

    To change the distribution option you have selected, call your local Schwab office or 800-2 NO-LOAD.

    You can request that your Schwab office wire funds from your Schwab account to your bank account. There is a $15 fee for each wire transfer of funds.


    OTHER PURCHASE INFORMATION. The minimum amounts required for automatic sweep investment or direct purchase may be reduced or waived on certain occasions. For example, free credit balances in accounts of certain categories of investors, such as holders of Schwab One(R) and Schwab custodial accounts, may be invested automatically irrespective of amount. Each Fund may also waive the required minimums for purchases by trustees, directors, officers or employees of the Fund, Schwab or the Investment Manager. Each Fund reserves the right, in its sole discretion and without prior notice to shareholders, to withdraw or suspend all or any part of the offering made by this Prospectus, to reject purchase orders or to change the minimum investment requirements. All orders to buy shares of a Fund are subject to acceptance by the Fund and are not binding until confirmed or accepted in writing. Schwab will charge a $15 service fee against an investor's Schwab account should his or her check be returned because of insufficient or uncollected funds or a stop payment order.


                                 HOW TO SELL OR
                                 EXCHANGE SHARES



    AUTOMATIC REDEMPTION. A sale of Fund shares will be automatically effected to satisfy debit balances in an investor's Schwab account, to provide necessary cash collateral for an investor's margin obligation to Schwab and to settle securities transactions in the account. All such sales will be effected in accordance with the procedures described in the investor's Schwab Account Agreement.

    DIRECT REDEMPTION. You can sell or exchange your shares at any time by telephone, by mail, electronically or in person, subject to the following terms and conditions:

    - if you bought your shares by check, we will send you your money as soon as your check clears your bank, which may take up to 15 days;

    - depending on the type of Schwab account you have, your money may earn interest during any holding period;

    - you will receive the dividends declared for the day on which you sell your shares;

    - we will have a check for your shares at your local Schwab office on the Business Day after the Transfer Agent, or its authorized agent, receives proper instructions to sell your shares;

    - a check normally will be mailed to you on the Business Day following the sale of your shares if you specifically request that it be mailed; and

    - we may suspend the right to sell shares or postpone payment for a sale of shares when trading on the Exchange is restricted; the Exchange is closed for any reason other than its normal weekend or holiday closings, emergency circumstances as determined by the SEC; or any other circumstances as the SEC may permit.


     EXCHANGE. The exchange privilege allows you to exchange your SchwabFunds(R) shares for shares of another SchwabFunds Series or class available to investors in your state, provided you meet the initial and subsequent investment requirements and any other requirements relating to the Series or class of shares you wish to buy. Thus, you can conveniently modify your investments if your goals or market conditions change. For federal income tax and certain other purposes, an exchange of shares between funds will be treated as a sale of shares in one fund and the purchase of shares in another fund. An exchange of shares between classes of the same fund should not be treated as a sale of shares. Each Fund reserves the right to modify, limit or terminate the exchange privilege upon 60 days' written notice.


                              METHODS OF SELLING OR
                                EXCHANGING SHARES


    Whether you sell or exchange shares by phone, mail, electronically or in person the following information is always needed in order to process your sale or exchange request:


    -   your Schwab account number and your name for verification;

    -   the number of shares you want to sell or exchange;


    - the name of the Fund and class, if applicable, from which you wish to sell or exchange shares;

    - the name of the Fund and class into which shares are to be exchanged, if applicable; and


    -   the distribution option you select, if you are exchanging shares.


     BY  TELEPHONE

-   Call 800-2 NO-LOAD.
-   Place a sell or exchange request for your account.
-   TDD users may contact Schwab at 800-345-2550, 24 hours a day



    BY MAIL

- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified in the account.
- Mail to 101 Montgomery Street, San Francisco, CA 94104 or your local Schwab office.
-   Once your letter is mailed, you may not modify or cancel your instructions.


    ELECTRONICALLY


for more information regarding how to sell or exchange shares electronically using StreetSmart(TM), e.Schwab(TM), The Equalizer(R), TeleBroker(R) and the World Wide Web, call 800-2 NO-LOAD.


    IN PERSON

    -   Place your sell or exchange request at your local Schwab office.

    -   For the Schwab office nearest you, call 800-2NO-LOAD.


                           OTHER IMPORTANT INFORMATION


    CLASSES OF SHARES. In addition to the Sweep Shares offered by this prospectus, Schwab also offers Value Advantage Shares of the Schwab Municipal Money Fund and Investor Shares of the Schwab Value Advantage Money Fund, pursuant to a multiple class plan adopted by the Board of Trustees of the Schwab Fund Family. The Value Advantage Shares of the Schwab Municipal Money Fund and Investor Shares of the Schwab Value Advantage Money Fund are not available through automatic sweep investment programs. The minimum initial investment requirement for both of these classes of shares is $25,000 and the minimum balance required is $20,000. The transfer agency fees for the Value Advantage Shares of the Schwab Municipal Money Fund and for the Investor Shares of the Schwab Value Advantage Money Fund is 0.05% of each class' average daily net assets; the shareholder services fee for each of these classes is 0.20% of that class's average daily net assets.



    The Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund are not offered in multiple classes of shares. For a prospectus describing the other class of shares of the Schwab Municipal Money Fund (the "Value Advantage Shares") or the Schwab Value Advantage Money Fund (the "Investor Shares"), call Schwab at 800-2 NO-LOAD.



    MINIMUM BALANCE AND BROKERAGE ACCOUNT REQUIREMENTS. Due to the relatively high cost of maintaining smaller holdings, each Fund reserves the right to redeem a shareholder's shares if, as a result of redemptions, their aggregate value drops below the $100 minimum balance requirement for the Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and the Sweep Shares of the Schwab Municipal Money Fund or below the $20,000 minimum balance requirement for the Sweep Shares of the Schwab Value Advantage Money Fund. A Fund will notify shareholders in writing 30 days before taking such action to allow them to increase their holdings to at least the minimum level. Also note that, because they can only be held in Schwab accounts, Fund shares will be automatically redeemed should the Schwab account in which they are carried be closed.



    CONSOLIDATED MAILINGS. In an effort to reduce the Funds' mailing costs, the Funds consolidate shareholder mailings by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single package during each shareholder mailing. If you do not wish this consolidation to apply to your account(s), please write to SchwabFunds(R) at 101 Montgomery Street, San Francisco, California 94104 to that effect.


    WIRE TRANSFERS TO YOUR BANK. If you so instruct your local Schwab office, funds can be wired from your Schwab account to your bank account. Call your local Schwab office for additional information. A $15 service fee will be charged against your Schwab account for each wire sent.


    SCHWAB ONE(R) ACCOUNT FEATURES. Shareholders who hold shares of the Schwab Municipal Money Fund in Schwab One accounts are entitled to sell shares of the Fund through debit cards and checks. Investors should contact Schwab if they are interested in the benefits and requirements of a Schwab One account.


    READING THIS PROSPECTUS. References to "you" and "your" in this Prospectus refer to prospective investors and/or current shareholders, while references to "we", "us", "our" or "our Funds" refer to the Funds generally.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

SCHWAB
MONEY FUNDS-
Sweep  Investments(TM)



PROSPECTUS April 30, 1997





                               [SchwabFunds Logo]







625-15 (8/95) CRS 6701 Printed on recycled paper





[SchwabFunds Logo]
101 Montgomery Street
San Francisco, California 94104

                                     PART B

                       THE CHARLES SCHWAB FAMILY OF FUNDS




         The information required by Items 10 through 23 for Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares, and Schwab New York Municipal Money Fund-Value Advantage Shares, separate portfolios of registrant, are hereby incorporated by reference to the joint Statement of Additional Information for these Portfolios, filed with the SEC pursuant to Rule 497(e) on January 2, 1997.



         The information required by Items 10 through 23 for Schwab Value Advantage Money Fund-Investor Shares, a separate portfolio of Registrant, is hereby incorporated by reference to the Statement of Additional Information for this Portfolio filed with the Securities and Exchange Commission pursuant to Rule 497(e) on November 26, 1996.

                              CROSS REFERENCE SHEET

                       THE CHARLES SCHWAB FAMILY OF FUNDS:


         Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R), and Schwab Value Advantage Money Fund-Sweep Shares.






                                                           Statement of Additional
                                                           Information Caption
-----------                                                -----------------------
Part B Item
-----------
Cover Page                                                 Cover Page

Table of Contents                                          Table of Contents

General Information and History                            General Information

Investment Objectives and Policies                         Investment Restrictions

Management of the Fund                                     Management of the Trust

Control Persons and Principal Holders of                   Management of the Trust
Securities

Investment Advisory and Other Services                     Management of the Trust

Brokerage Allocation and Other Practices                   Portfolio Transactions and Turnover

Capital Stock and Other Securities                         General Information

Purchase, Redemption and Pricing of Securities             Share Price Calculation; Purchase and
Being Offered                                              Redemption of Shares

Tax Status                                                 Distributions and Taxes

Underwriters                                               Management of the Trust

Calculation of Performance Data                            Yield

Financial Statements                                       Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION
                       THE CHARLES SCHWAB FAMILY OF FUNDS
                 101 Montgomery Street, San Francisco, CA 94104


                             THE SCHWAB MONEY FUNDS:
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                    Schwab Municipal Money Fund-Sweep Shares
               Schwab California Municipal Money Fund-Sweep Shares
                         Schwab Retirement Money Fund(R)
                  Schwab Institutional Advantage Money Fund(R)
                Schwab New York Municipal Money Fund-Sweep Shares
                 Schwab Value Advantage Money Fund-Sweep Shares

                                [APRIL 30, 1997]



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated [APRIL 30, 1997] (and as may be amended from time to time), for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares (formerly known as Schwab Tax- Exempt Money Fund-Sweep Shares), Schwab California Municipal Money Fund-Sweep Shares (formerly known as Schwab California Tax-Exempt Money Fund-Sweep Shares) and Schwab New York Municipal Money Fund-Sweep Shares (formerly known as Schwab New York Tax-Exempt Money Fund-Sweep Shares), Schwab Retirement Money Fund , Schwab Institutional Advantage Money Fund and Schwab Value Advantage Money Fund-Sweep Shares (each a "Fund" and collectively, the "Funds"), 9 separately managed investment portfolios of The Charles Schwab Family of Funds (the "Trust"). With respect to Schwab Municipal Money Fund, Schwab California Municipal Money Fund , Schwab New York Municipal Money Fund and Schwab Value Advantage Money Fund, each of which is offered in two classes of shares, this Statement of Additional Information relates to the Sweep Shares of each of those Funds. Prior to June 6, 1995, Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund were not offered in multiple classes of shares. The existing shares of those Funds are redesignated as Sweep Shares. Prior to [April 30, 1997], Schwab Value Advantage Money Fund was not offered in multiple classes of shares. The existing shares of the Fund are redesignated as Investor Shares. The other Funds listed above are not offered in multiple classes of shares. To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. These Prospectuses are also available electronically by using our World Wide Web address: http://www.schwab.com.



                                 SchwabFunds(R)
                          800-2 NO-LOAD (800-266-5623)

                                TABLE OF CONTENTS
                                                                            Page
MUNICIPAL SECURITIES.........................................................2
INVESTMENT TECHNIQUES........................................................8
INVESTMENT RESTRICTIONS.....................................................10
MANAGEMENT OF THE TRUST.....................................................19
PORTFOLIO TRANSACTIONS AND TURNOVER.........................................27
DISTRIBUTIONS AND TAXES.....................................................28
SHARE PRICE CALCULATION.....................................................34
HOW THE FUNDS REPORT PERFORMANCE............................................35
GENERAL INFORMATION.........................................................39
PURCHASE AND REDEMPTION OF SHARES...........................................43
OTHER INFORMATION...........................................................43
APPENDIX - RATINGS OF INVESTMENT SECURITIES.................................45
FINANCIAL STATEMENTS.......................................................F-1

                              MUNICIPAL SECURITIES

         "Municipal Securities" are debt securities issued by a state, its political subdivisions, agencies, authorities and corporations. Municipal Securities issued by or on behalf of the State of California, its subdivisions, agencies or authorities are referred to herein as "California Municipal Securities." Municipal Securities issued by or on behalf of the State of New York, its subdivisions, agencies or instrumentalities are referred to herein as "New York Municipal Securities."

         Municipal Securities that Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

         Municipal Securities include securities issued to finance various private activities, including certain types of private activity bonds ("industrial development bonds" under prior law). These securities may be issued by or on behalf of public authorities to obtain funds to provide certain privately owned or operated facilities. Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund may not be desirable investments for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users for whom dividends attributable to interest on such bonds may not be tax-exempt. Shareholders should consult their own tax advisers regarding the potential effect on them (if any) of any investment in these Funds.

         Municipal Securities are generally classified as "general obligation" or "revenue." General obligation securities are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds that are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

         Municipal notes are instruments issued by or on behalf of governments and political sub-divisions thereof. Examples include: tax anticipation notes ("TANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs of the issuer in anticipation of receiving taxes on a future date; revenue anticipation notes ("RANS"), which are short-term debt instruments issued by a municipality or state to provide cash prior to receipt of expected non-tax revenues from a specific source; bond anticipation notes ("BANS"), which are short-term debt instruments issued by a municipality or state that will be paid off with the proceeds of an upcoming bond issue; and tax revenue anticipation notes ("TRANS"), which are short-term debt instruments issued by a municipality or state to finance working capital needs in anticipation of receiving taxes or other revenues. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

         Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities may include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance facilities for charitable institutions. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations. Taxable municipal securities also may include remarketed certificates of participation.

         The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

                                  Risk Factors

         Schwab California Municipal Money Fund's and Schwab New York Municipal Money Fund's concentration in securities issued by a single state and its political subdivisions provides a greater level of risk than does a fund that is diversified across numerous states and municipal entities. The ability of a single state and its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.

                         California Municipal Securities

         In addition to general economic pressures which affect the State of California's ability to raise revenues to meet its financial obligations, certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could also result in the adverse effects described below. The following information is only a brief summary, is not a complete description and is based on information drawn from official statements and prospectuses relating to securities offerings of the State of California that have come to the attention of the Trust and were available before the date of this Statement of Additional Information. The Trust has not independently verified the accuracy and completeness of the information contained in those statements and prospectuses.

         As used in this section, "California Municipal Securities" include issues that are secured by a direct payment obligation of the State and obligations of issuers that rely in whole or in part on State revenues for payment of their obligations. Part of the State's General Fund surplus is distributed to counties, cities and their various taxing entities; whether and to what extent a portion of the State's General Fund will be distributed to them in the future is unclear.

         Overview. From mid-1990 to late 1993, the State suffered a recession with the worst economic, fiscal and budget conditions since the 1930's. Construction, manufacturing (especially aerospace), exports and financial services, among other industries, were severely affected. Job losses were the worst of any post-war recession.

         The recession seriously affected State tax revenues and caused an increase in expenditures for health and welfare programs. As a result, the State experienced recurring budget deficits. The State Controller reports that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Revenues and expenditures were essentially equal in 1992-93. The State General Fund ended the 1993-94 fiscal year with an estimated accumulated deficit of about $1.8 billion. A further consequence of the large budget imbalances has been that the State depleted its available cash resources and has had to use a series of external borrowings to meet its cash needs.

         As a result of the deterioration in the State's budget and cash situation, the State's credit ratings were reduced. Since October 1992, all three major nationally recognized statistical rating organizations lowered the State's general obligation bond rating from the highest ranking of "AAA" to "A" by S&P, "A1" by Moody's Investors Service ("Moody's") and "A+" by Fitch Investors Service, Inc. ("Fitch"). However, since the start of 1994, California's economy has been on a steady recovery. Employment grew significantly in 1994 and 1995, especially in export-related industries, business services, electronics, entertainment and tourism. Fitch recognized this rebound by raising the State's rating from "A" to "A+" on February 26, 1996.

         State Appropriations Limit. Subject to certain exceptions, the State is subject to an annual appropriations limit, imposed by its

Constitution, on "proceeds of taxes." Various expenditures, including but not limited to debt service on certain bonds and appropriations for qualified capital outlay projects, are not included in the appropriations limit.

                               1995-96 Fiscal Year

         Revenues. The 1995-96 Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5% increase from the prior year, and Special Fund revenues of $12.7 billion.

         Expenditures. The 1995-96 Budget Act included General Fund expenditures of $43.4 billion and Special Fund expenditures of $13.0 billion. The California Department of Finance projected that, after repaying the last of the budget deficit carried over from prior fiscal years, there would be a positive balance of $28 million in the budget reserve on June 30, 1996.

         The Governor's proposed budget for the 1996-97 fiscal year, released on January 10, 1996, updated the projections for the 1995-96 fiscal year; revenues and transfers are estimated to be $45 billion and expenditures to be $44.2 billion. As a result, the budget reserve was projected to have a positive balance of about $50 million on June 30, 1996, with available cash (after payment of all obligations due) of about $2.2 billion.

                               1996-97 Fiscal Year

         The Governor's proposed budget for 1996-97 projected General Fund revenues and transfers of about $45.6 billion and requested total General Fund appropriations of about $45.2 billion, which would leave a budget reserve of about $400 million on June 30, 1997. The Governor's proposed budget renewed a proposal, which had been rejected by the Legislature in 1995, for a 15% cut in personal and corporate tax rates, phased in over a three-year period. On the assumption that the proposed tax rate cut would be enacted, the Governor's proposed budget shows a reduction in revenues of about $600 million for 1996-97. The Governor's proposed budget also projects external cash flow borrowing of up to $3.2 billion to mature by June 30, 1997.

         The foregoing discussions of the 1995-96 Budget and the proposed 1996-97 Budget are based upon the Budget Act for 1995-96 and the Governor's proposed 1996-97 Budget, respectively, and should not be construed as a statement of fact. The assumptions used to construct a budget, which include estimates and projections of revenues and expenditures, may be affected by numerous factors, including future economic conditions in the State and the nation. There can be no assurances that any estimates will be achieved.

                             Issues Affecting Local
                        Governments and Special Districts

         Proposition 13. Certain California Municipal Securities may be obligations of issuers that rely in whole or in part on ad valorem real property taxes as a source of revenue. In 1978, California voters approved Proposition 13, which limits ad valorem taxes on real property and restricts the ability of taxing entities to increase property tax and other revenues.

         With certain exceptions, the maximum ad valorem tax on real property is limited to 1% of the property's full cash value to be collected by the counties and apportioned according to law. One exception is for debt service on bonded indebtedness if approved by two-thirds of the votes cast by voters voting on the proposition. The full cash value may be: adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data; reduced in the event of declining property value caused by substantial damage, destruction or other factors; or adjusted when there is a "change in ownership" or "new construction."

         The State, in response to the significant reduction in local property tax revenues as a result of the passage of Proposition 13, enacted legislation to provide local governments with increased expenditures from the General Fund. This post-Proposition 13 fiscal relief has ended.

         Proposition 62. This initiative, approved by voters in 1986, placed further restrictions on the ability of local governments to raise taxes and allocate approved tax receipts. Although some decisions of the California Courts of Appeal held that parts of Proposition 62 were unconstitutional, the California Supreme Court recently upheld Proposition 62's requirement that special taxes be approved by a two-thirds vote of the voters voting in an election on the issue. This recent decision may invalidate other taxes that have been imposed by local governments in California and make it more difficult for them to raise taxes.

         Propositions 98 and 111. These initiatives changed the State appropriations limit and State funding of public education below the university level by guaranteeing K-14 schools a minimum share of General Fund revenues. The initiatives require that the State establish a prudent state reserve fund for public education.

         Appropriations Limit. Local governments are also subject to annual appropriations limits. If a local government's revenues in any year exceed the amount permitted to be spent, the excess must be returned to the public through a revision of tax rates or fee schedules over the subsequent two years.

         Conclusion. The effect of these constitutional and statutory changes and budget developments on the ability of California issuers to pay interest and principal on their obligations remains unclear, and may depend on whether a particular bond is a general obligation or limited obligation bond (limited obligation bonds being generally less affected). There is no assurance that any California issuer will make full or timely payments of principal or interest or remain solvent; for example, in December 1994, Orange County filed for bankruptcy. California Municipal Money Fund's concentration in California Municipal Securities provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.

                                Additional Issues

         Mortgages and Deeds of Trust. The California Municipal Money Fund may invest in issues which are secured in whole or in part by a mortgage or deed of trust on real property. California law limits the remedies of a creditor secured by a mortgage or deed of trust, which may result in delays in the flow of revenues to an issuer.

         Lease Financings. Some local governments and districts finance certain activities through lease arrangements. It is uncertain whether such lease financings are debt that require voter approval.

         Seismic Risk. It is impossible to predict the time, magnitude or location of a major earthquake or its effect on the California economy. In January 1994, a major earthquake struck Los Angeles, causing significant damage to structures and facilities in four counties. Another earthquake could create a major dislocation of the California economy.

                          New York Municipal Securities

         The State of New York has experienced fiscal problems for several years as a result of negligible growth, increased human service needs and the lingering recession that hit the State harder than others. Although the State enjoyed good growth throughout the early to mid-1980's, unemployment continues to be a problem. The State's economy is highly developed and diverse, with a large emphasis in service, trade, financial services and real estate; however, extensive job losses in each of these areas has placed a burden on the State to maintain employment, company development and a stable tax base.

         The State has a large accumulated deficit, as reflected in its financial results. The overall wealth of the State's population, as reflected by its per capita income, offers a positive credit enhancement, and is among the highest in the nation. The debt per capita, though, is also among the highest and poses a large burden on State residents.

         The importance of New York City to the State's economy is also an important consideration, since it represents a significant portion of the overall economy of the State. The City has struggled to maintain fiscal stability, and any major changes to the financial condition of the City would ultimately have an effect on the State. The overall financial condition of the State can be illustrated by the changes of its debt rating during the last several years of financial difficulties: Moody's downgraded the State's general obligation long-term debt from A1 to A in 1990 and S&P downgraded it from A to A- in early 1992. The State also carries a rating of A+ from Fitch. The short-term rating assigned by S&P of A1 is within that NRSRO's two highest rating categories. Moody's rating on New York City general obligation bonds is Baa1, while S&P rates them BBB+.

         Schwab New York Municipal Money Fund's concentration in securities issued by the State of New York and its political subdivisions provides a greater level of risk than a fund which is diversified across numerous states and municipal entities. The ability of the State of New York or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political and demographic conditions within the State; and the underlying fiscal condition of the State and its municipalities.


                              INVESTMENT TECHNIQUES

                     EURODOLLAR CERTIFICATES OF DEPOSIT AND
                               FOREIGN SECURITIES

         Before investing in Eurodollar certificates of deposit, a Fund will consider their marketability, possible restrictions on international currency transactions, and any regulations imposed by the domicile country of the foreign issuer. Eurodollar certificates of deposit may not be subject to the same regulatory requirements as certificates of deposit issued by U.S. banks and associated income may be subject to the imposition of foreign taxes.

         Investments in securities of foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities.

                               SECTION 4(2) PAPER

         Commercial Paper and other securities are issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, and resold to qualified institutional buyers under Securities Act Rule 144A ("Section 4(2) paper"). Federal securities laws restrict the disposition of Section 4(2) paper. Section 4(2) paper generally is sold to institutional investors such as the Funds who agree that they are purchasing the paper for investment and not for public distribution. Any resale by the purchaser must be in an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) paper normally is resold to other institutional investors such as the Funds through or with the assistance of the issuer or investment dealers who make a market in the Section 4(2) paper, thus providing liquidity. Because it is not possible to predict with assurance exactly how this market for Section 4(2) paper sold and offered under Rule 144A will continue to develop, Charles Schwab Investment Management, Inc. (the "Investment Manager"), pursuant to guidelines approved by the Board of Trustees, will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information.

                          ASSET-BACKED COMMERCIAL PAPER
                              AND OTHER SECURITIES

         Schwab Money Market Fund, Schwab Retirement Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Value Advantage Money Fund can invest a portion of their assets in asset-backed commercial paper and other money market fund Eligible Securities (as that term is hereinafter defined). The credit quality of most asset-backed commercial paper depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities.


         Asset-backed commercial paper is often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support.

         Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         Bank notes are notes used to represent debt obligations issued by banks in large denominations.

         Tax-exempt commercial paper is an unsecured short-term obligation issued by a government or political sub-division thereof.

                             INVESTMENT RESTRICTIONS

Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the Investment Company Act of 1940, as amended, hereinafter the "1940 Act") of the Fund to which they apply.

Each of Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund(R) and Schwab Institutional Advantage Money Fund(R) may not:

(1) Purchase securities or make investments other than in accordance with its investment objectives and policies.

(2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of the value of its assets would be invested in the securities of such issuer.

(3) Purchase, in the aggregate with all other Schwab Money Funds, more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

(4) Concentrate 25% or more of the value of its assets in any one industry; provided, however, that it reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the Fund has determined to be subject to the same regulation as U.S. banks), or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities in accordance its investment objective and policies.

(5) Invest more than 5% of its total net assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) that, with their predecessors, have a record of less than three years of continuous operation.

(6) Enter into repurchase agreements if, as a result thereof, more than 10% its net assets valued at the time of the transaction would be subject to repurchase agreements maturing in more than 7-days and invested in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended). Each Fund will invest no more than 10% of its net assets in illiquid securities.

(7) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws (except commercial paper issued under Section 4(2) of the Securities Act of 1933, as amended).

(8) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its Investment Manager or the Sub-Adviser individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

(9) Invest in commodities or commodity contracts, futures contracts, real estate or real estate limited partnerships, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

(10) Invest for the purpose of exercising control or management of another issuer.

(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.(1)


(12) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies), except that Schwab Retirement Money Fund(R) and Schwab Institutional Advantage Money Fund(R) may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are publicly distributed or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

(13) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets in order to meet redemption requests without immediately selling any portfolio securities. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. Any borrowings by Schwab Money Market Fund or Schwab Government Money Fund will not be collateralized. If for any reason the current value of the total net assets of any Fund falls below an amount equal to three times the amount of indebtedness from money borrowed, such Fund will, within three business days, reduce its indebtedness to the extent necessary.

(14)     Write, purchase or sell puts, calls or combinations thereof.

(15) Make short sales of securities, or purchase any securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(16) Invest in interests in oil, gas, mineral leases or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

(17) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(18)     Issue senior securities as defined in the 1940 Act.

Except for restrictions (4) and (13), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation.

EACH OF SCHWAB MUNICIPAL MONEY FUND, SCHWAB CALIFORNIA MUNICIPAL MONEY FUND AND SCHWAB NEW YORK MUNICIPAL MONEY FUND:

(1) May not purchase securities or make investments other than in accordance with investment objectives and policies.

(2) May not purchase securities (other than securities of the U.S. Government, its agencies or instrumentalities) if as a result of such purchase 25% or more of its total assets would be invested in any industry (although securities issued by governments or political subdivisions of governments are not considered to be securities subject to this industry concentration

----------------------
(1) See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.

         restriction) or in any one state (although the limitation as to investments in a state or its political subdivision shall not apply to Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund), nor may it enter into a repurchase agreement if more than 10% of its net assets would be subject to repurchase agreements maturing in more than 7-days.

(3) May not purchase or retain securities of an issuer if any of the officers, trustees or directors of the Trust or its Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

(4) May not invest in commodities or commodity futures contracts or in real estate, except that each Fund may invest in Municipal Securities secured by real estate or interests therein.

(5) May not invest for the purpose of exercising control or management of another issuer.

(6) May not invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs.

(7) May not underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(8) May lend or borrow money to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(9) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(10) May issue senior securities to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(11) May purchase securities of any issuer only when consistent with the maintenance of its respective status as a diversified company (in the case of Schwab Municipal Money Fund) or non-diversified company (in the case of Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund) under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following restrictions are non-fundamental, and may be changed by the Board of Trustees. Each of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund may not:

(1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its assets would be invested in the securities of that issuer, except that, with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, provided no more than 25% of the Fund's total assets would be invested in the securities of a single issuer, up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation. For purposes of this limitation, the Fund will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer.

(2) Invest more than 5% of its total assets in securities restricted as to disposition under the federal securities laws, although this limitation shall be 10% with respect to Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund.

(3) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.2

(4) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

(5) Borrow money, except from banks for temporary purposes (but not for the purpose of purchasing investments), and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed) in order to meet redemption requests which otherwise might result in the untimely disposition of securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 10% of the Fund's net assets to secure borrowings. Reverse repurchase agreements entered into by the Fund are permitted within the limitations of this paragraph. No such Fund will purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding.

(6) Write, purchase or sell puts, calls or combinations thereof, although it may purchase Municipal Securities subject to standby commitments, variable rate demand notes or repurchase agreements in accordance with its investment objective and policies.

(7) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

(8)      Issue senior securities as defined in the 1940 Act.

Except for fundamental restriction (3) and non-fundamental restriction (5), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in values or net assets will not be considered a violation. None of the Funds has a present intention of borrowing during the coming year and, in any event, each Fund would limit borrowings as required by the restrictions previously stated.


The following investment restrictions are fundamental for the Schwab Value Advantage Money Fund. The Fund:



(1) May not underwrite securities issued by others, except to the extent it may be deemed to be an underwriter under the federal securities laws in connection with the disposition of securities from its investment portfolio.



(2) May not invest in commodities or commodity contracts, including futures contracts, or in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.


--------
2 See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.

(3) May not concentrate 25% or more of the value of its assets in any one industry; provided, however, that the Fund reserves the freedom of action to invest up to 100% of its assets in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. Banks and U.S. branches of foreign banks which the Investment Manager has determined to be subject to the same regulation as U.S. Banks, or obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.



(4) May not make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies).



(5)      May not issue senior securities as defined in the 1940 Act.



(6) May purchase securities of any issuer only when consistent with the maintenance of its respective status as a diversified company under the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



(7) May borrow money to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.



The following restrictions are non-fundamental for the Schwab Value Advantage Money Fund and may be changed by the Board of Trustees. The Fund may not:



(8) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7-days.



(9) Purchase or retain securities of an issuer if any of the officers, trustees or directors of the Schwab Fund Family or its Investment Manager beneficially own more than 1/2 of 1% of the securities of such issuer, and together beneficially own more than 5% of the securities of such issuer.



(10) Invest for the purpose of exercising control or management of another issuer.



(11) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.3



(12)     Write, purchase or sell puts, calls or combinations thereof.



(13) Make short sales of securities or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.



(14) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs. Except as otherwise noted, if a percentage restriction is adhered to at


-------------
3 See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.

         the time of investment, a later increase in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.


SCHWAB U.S. TREASURY MONEY FUND MAY NOT:

(1) Purchase securities other than obligations issued by the U.S. Treasury and securities backed by the "full faith and credit" guarantee of the U.S. Government that mature in 397 days or less.(4)

(2)      Make loans to others (except through the purchase of debt obligations).

(3)      Issue senior securities as defined in the 1940 Act.

(4) Underwrite securities issued by others except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

(5)      Invest in commodities or in real estate.

(6) Invest for the purpose of exercising control over management of another company.

(7) Borrow money, except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of the Fund's total assets in order to meet redemption requests without immediately selling any portfolio securities; or pledge its securities or receivables or transfer or assign or otherwise encumber them in an amount to exceed 33% of the Fund's net assets to secure borrowings. The Fund will not borrow for leverage purposes or purchase securities or make investments while reverse repurchase agreements or borrowings are outstanding. If for any reason the current value of the total net assets of the Fund falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three business days, reduce its indebtedness to the extent necessary.

The following restrictions are non-fundamental, and may be changed by the Board of Trustees. Schwab U.S. Treasury Money Fund may not:

(1) Invest more than 10% of its assets in securities which are not readily marketable, including securities which are restricted as to disposition; or

(2)      Engage in short sales, except for short sales against the box.


Each Schwab Money Fund will only purchase securities that present minimal credit risks and (except in the case of Schwab U.S. Treasury Money Fund) which are First Tier or Second Tier Securities (otherwise referred to as "Eligible Securities").(5) An Eligible Security is:

--------------
(4) See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.

(5) See the description of the Trustees' deferred compensation plan under "Management of the Trust" in this Statement of Additional Information for an exception to this investment restriction.

(1) a security with a remaining maturity of 397 days or less (12 months or less in the case of Schwab Money Market and Schwab Government Money Funds): (a) that is rated by the requisite nationally recognized statistical rating organizations ("NRSROs") designated by the Securities and Exchange Commission (the "SEC") (currently Moody's, S&P, Duff and Phelps Credit Rating Co., Fitch, Thomson Bankwatch, and, with respect to debt issued by banks, bank holding companies, United Kingdom building societies, broker-dealers and broker-dealers' parent companies, and bank-supported debt, IBCA Limited and its affiliate, IBCA, Inc.) in one of the two highest rating categories for short-term debt obligations (two NRSROs are required but one rating suffices if only one NRSRO rates the security), or (b) that itself was unrated by any NRSRO, but was issued by an issuer that has outstanding a class of short-term debt obligations (or any security within that class) meeting the requirements of subparagraph 1(a) above that is of comparable priority and security;

(2) a security that at the time of issuance was a long-term security but has a remaining maturity of 397 days or less (12 months or less in the case of Schwab Money Market and Schwab Government Money Funds), and (a) whose issuer received a rating within one of the two highest rating categories from the requisite NRSROs for short-term debt obligations with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the subject security; or (b) that has long-term ratings from the requisite NRSROs that are in one of the two highest categories; or

(3) a security not rated by an NRSRO but deemed by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to securities described in (1) and (2) above and to represent minimal credit risks.

A First Tier Security is any Eligible Security that carries (or other relevant securities issued by its issuer carry) top NRSRO ratings from at least two NRSROs (a single top rating suffices if only one NRSRO rates the security) or has been determined by the Investment Manager, pursuant to guidelines adopted by the Board of Trustees, to be of comparable quality to such a security. A Second Tier Security is any other Eligible Security.


Schwab Money Market Fund, Schwab Government Money Fund, Schwab Retirement Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Value Advantage Money Fund will limit their investments in the First Tier Securities of any one issuer to no more than 5% of their assets. (Repurchase agreements collateralized by non-Government securities will be taken into account when making this calculation.) Moreover, each Fund's total holdings of Second Tier Securities will not exceed 5% of its assets, with investment in the Second Tier Securities of any one issuer being limited to the greater of 1% of the Fund's assets or $1 million. In addition, the underlying securities involved in repurchase agreements collateralized by non-Government securities will be First Tier Securities at the time the repurchase agreements are executed.



                              1940 ACT LIMITATIONS

         Fundamental investment restrictions (8), (9), (10) and (11) for the Schwab Municipal Money Funds and fundamental investment restrictions (6) and (7) for Schwab Value Advantage Money Fund permit the Funds to engage in certain investment practices and purchase securities to the extent permitted by, or consistent with, the 1940 Act. Relevant limitations of the 1940 Act are described below. Each Fund is also subject to more restrictive non-fundamental investment restrictions. Non-fundamental investment restrictions may be changed by the Board of Trustees. The Board of Trustees has no current intention of changing any non-fundamental investment restrictions. Shareholders would be notified prior to any change in non-fundamental investment restrictions.


         Fundamental investment restriction (8). (Fundamental investment restriction (7) for Schwab Value Advantage Money Fund.) The 1940 Act presently limits a Fund's ability to borrow more than one-third of the value of its total assets. The positions of the SEC staff on the ability of a mutual fund to borrow have evolved in recent years with the development of new investment practices, such as reverse repurchase agreements. Fundamental investment restriction (8) allows each Fund the ability to consider engaging in new investment practices to the extent permitted by the 1940 Act as interpretations of the 1940 Act are further developed.


         Borrowing by a Fund is a form of leveraging of its portfolio which will expose it to certain risks. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest received from the securities purchased with borrowed funds.

         The 1940 Act also restricts the ability of any mutual fund to lend. Under the 1940 Act, a Fund may only make loans if expressly permitted to do so by the Fund's investment policies, and a Fund may not make loans to persons who control or are under common control with the Fund. Thus, the 1940 Act effectively prohibits a Fund from making loans to certain persons when conflicts of interest or undue influence are most likely present. The Funds may, however, make other loans which if made would expose shareholders to certain additional risks.

         Fundamental investment restriction (9). The 1940 Act, and, in particular, certain liquidity restrictions, limits a Fund's ability to pledge, mortgage or hypothecate its assets. To the extent that pledged assets are encumbered for more than seven days such assets would be considered illiquid and, therefore, each Fund's use of such techniques would be limited to 10% of its net assets. Additionally, under the 1940 Act, a Fund is limited to pledging, mortgaging or hypothecating no more than one-third of its assets.

         Fundamental investment restriction (10). The ability of a mutual fund to issue senior securities, which has evolved somewhat in recent years, is severely circumscribed by complex regulatory constraints under the 1940 Act that restrict, for instance, the amount, timing, and form of senior securities that may be issued. In addition, portfolio management techniques involving the issuance of senior securities, such as the purchase of securities on margin, short sales, or the writing of puts on portfolio securities, are all techniques that involve the leveraging of a portfolio and would not be consistent with the current SEC rules governing money market funds.


         Fundamental investment restriction (11). (Fundamental investment restriction (6) for Schwab Value Advantage Money Fund.) Under Section 5(b) of the 1940 Act, an investment company is diversified if, as to 75% of its total assets, no more than 5% of the value of its total assets is invested in the securities of a single issuer and no more than

10% of the issuer's voting securities is held by the investment company. As non-diversified Funds, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund are not subject to this diversification requirement. However, each of the Funds, including Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, is subject to the "per issuer" diversification requirements of the Code. Under the Code, the 5% "per issuer" limit is applied only to 50% of a Fund's total assets (not 75% of total assets as under the 1940 Act).

                             MANAGEMENT OF THE TRUST

         Officers and Trustees. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:



                                            POSITION WITH
         NAME/DATE OF BIRTH                 THE TRUST                    PRINCIPAL OCCUPATION
         ------------------                 ---------                    --------------------
                                            Chairman and Trustee         Chairman, Chief Executive Officer and Director, The
         CHARLES R. SCHWAB*                                              Charles Schwab Corporation; Chairman and Director,
         July 29, 1937                                                   Charles Schwab & Co., Inc. and Charles Schwab
                                                                         Investment Management, Inc.; Chairman and Director, The
                                                                         Charles Schwab Trust Company; Chairman and Director
                                                                         (current board positions), and Chairman (officer
                                                                         position) until December 1995, Mayer & Schweitzer, Inc.
                                                                         (a securities brokerage subsidiary of The Charles Schwab
                                                                         Corporation); Director, The Gap, Inc. (a clothing
                                                                         retailer), Transamerica Corporation (a financial services
                                                                         organization), AirTouch Communications (a
                                                                         telecommunications company) and Siebel Systems (a
                                                                         software company).


                                            President and Trustee        Executive Vice President - Mutual Funds, Charles
         TIMOTHY F. McCARTHY**                                           Schwab & Co., Inc.; Executive Vice President-
         September 19, 1951                                              President, Financial Products and International Group,
                                                                         The Charles Schwab Corporation; Chief Executive Officer,
                                                                         Charles Schwab Investment Management, Inc.; President,
                                                                         Chief Financial Officer and Director, Charles Schwab
                                                                         Limited; Director, Mayer & Schweitzer. From 1994 to 1995,
                                                                         Mr. McCarthy was Chief Executive Officer, Jardine Fleming
                                                                         Unit Trusts Ltd.;

                                                                         Executive Director, Jardine Fleming Holdings Ltd.;
                                                                         Chairman, Jardine Fleming Taiwan Securities Ltd.; and
                                                                         Director of JF India and Fleming Flagship, Europe. Prior
                                                                         to 1994, he was President of Fidelity Investments Advisor
                                                                         Group, a division of Fidelity Investments in Boston.



         DONALD F. DORWARD                  Trustee                      President and Chief Executive Officer, Dorward &
         September 23, 1931                                              Associates (advertising and marketing/consulting).


--------------

 *Mr. Schwab is an "interested person" of the Trust.


**Mr. McCarthy is an "interested person" of the Trust.

         ROBERT G. HOLMES        Trustee                      Chairman, Chief Executive Officer and Director,
         May 15, 1931                                         Semloh Financial, Inc.  Semloh Financial is an
                                                              international financial services and investment
                                                              advisory firm.



         DONALD R. STEPHENS      Trustee                      Managing Partner, D.R. Stephens & Co. (investment
         June 28, 1938                                        banking).  Prior to 1995, Mr. Stephens was Chairman
                                                              and Chief Executive Officer of North American Trust
                                                              (a real estate investment trust).  Prior to 1992, Mr.
                                                              Stephens was Chairman and Chief Executive Officer
                                                              of the Bank of San Francisco.


         MICHAEL W. WILSEY       Trustee                      Chairman, Chief Executive Officer and Director,
         August 18, 1943                                      Wilsey Bennett, Inc. (truck and air transportation, real
                                                              estate investment and management, and investments).



         TAI-CHIN TUNG           Treasurer and Principal      Vice President - Finance, Charles Schwab & Co., Inc.
         March 7, 1951           Financial Officer            Controller, Charles Schwab Investment Management,
                                                              Inc.  From 1994 to 1996, Ms. Tung was Controller for
                                                              Robertson Stephens Investment Management, Inc.
                                                              From 1993 to 1994, she was Vice President of Fund
                                                              Accounting, Capital Research and Management Co.
                                                              Prior to 1993, Ms. Tung was Senior Vice President of
                                                              the Sierra Funds and Chief Operating Officer of Great
                                                              Western Financial Securities.



                                 Executive Vice               Executive Vice President-SchwabFunds(R), Charles
         WILLIAM J. KLIPP*       President, Chief             Schwab & Co., Inc.; President and Chief Operating
         December 9, 1955        Operating Officer and        Officer, Charles Schwab Investment Management,
                                 Trustee                      Inc. Prior to 1993, Mr. Klipp was Treasurer of Charles
                                                              Schwab & Co., Inc. and Mayer & Schweitzer, Inc.




         STEPHEN B. WARD         Senior Vice President and    Senior Vice President and Chief Investment Officer,
         April 5, 1955           Chief Investment             Charles Schwab Investment Management, Inc.
                                 Officer


--------
*Mr. Klipp is an "interested person" of the Trust.

         FRANCES COLE                       Secretary                    Vice President, Chief Counsel, Chief Compliance
         September 9, 1955                                               Officer and Assistant Corporate Secretary, Charles
                                                                         Schwab Investment Management, Inc.




         DAVID H. LUI                       Assistant Secretary          Vice President and Senior Counsel, Charles Schwab
         October 14, 1960                                                Investment Management, Inc.  From 1991 to 1992, he
                                                                         was Assistant Secretary for the Franklin Group of
                                                                         Mutual Funds and Assistant Corporate Counsel of
                                                                         Franklin Resources, Inc.




         CHRISTINA M. PERRINO               Assistant Secretary          Vice President and Senior Counsel, Charles Schwab
         June 16, 1961                                                   Investment Management, Inc.  Prior to 1994, she was
                                                                         Counsel and Assistant Secretary for North American
                                                                         Security Life Insurance Company and Secretary for
                                                                         North American Funds.

         KAREN L. SEAMAN                    Assistant Secretary          Corporate Counsel, Charles Schwab Investment Secretary
         February 27, 1968                                               Management, Inc.  From October, 1994 to July 1996,
                                                                         Ms. Seaman was Attorney for Franklin Resources, Inc.
                                                                         Prior to 1994, Ms. Seaman was  an attorney for The
                                                                         Benham Group.


         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust for Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



                              COMPENSATION TABLE(1)



                                                             Pension or
                                                             Retirement             Estimated Annual
                                                             Benefits Accrued as    Benefits Upon
                                     Aggregate               Part of Fund           Retirement from         Total
         Name of Person,             Compensation            Expenses from the      the Fund                Compensation from
         Position                    from the Trust          Fund Complex(2)        Complex(2)              the Fund Complex(2)
         --------------------        --------------          ---------------------  ----------------        ------------------
         Charles R. Schwab,                0                      N/A                    N/A                     0
         Chairman and Trustee

         Timothy F. McCarthy,              0                      N/A                    N/A                     0
         President and Trustee

         William J. Klipp,                 0                      N/A                    N/A                     0
         Executive Vice
         President, Chief
         Operating Officer and
         Trustee

         Donald F. Dorward,             47,100                    N/A                    N/A                   83,950
         Trustee

         Robert G. Holmes,              47,100                    N/A                    N/A                   83,950
         Trustee

         Donald R. Stephens,            47,100                    N/A                    N/A                   83,950
         Trustee

         Michael W. Wilsey,             47,150                    N/A                    N/A                   83,950
         Trustee


         1 Figures are for the Trust's fiscal year ended December 31, 1996.
         2 "Fund Complex" comprises all 26 funds of the Trust, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios.

            --------------------------------------------------------

                       TRUSTEE DEFERRED COMPENSATION PLAN

         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. If an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account"), as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, Schwab Investments and Schwab Capital Trust.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

         The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to two separate yet otherwise substantially similar Investment Advisory and Administration Agreements (the "Advisory Agreements") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R), a family of 26 mutual funds with over $42 billion in assets as of December 15, 1996. The Investment Manager is an affiliate of Schwab; the Trust's distributor; and the shareholder services and transfer agent.

         Each Advisory Agreement will continue in effect for one-year terms for each Fund to which it relates, subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.

         Pursuant to an Advisory Agreement dated June 15, 1994, the Investment Manager is entitled to receive from Schwab Money Market Fund a graduated annual fee, payable monthly, of 0.46% of the Fund's average daily net assets not in excess of $2 billion, 0.45% of such net assets over $2 billion but not in excess of $3 billion, and 0.40% of such net assets over $3 billion; the Investment Manager is entitled to receive from Schwab Government Money Fund and Schwab Municipal Money Fund a graduated annual fee, payable monthly, of 0.46% of the average daily net assets of each such Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion.

         For the fiscal year ended December 31, 1994, the investment advisory fees paid by Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund were $28,697,000 (fees were reduced by $13,405,000); $5,434,000 (fees were reduced by $2,922,000); and $5,421,000 (fees were reduced by $6,646,000), respectively.

         For the fiscal year ended December 31, 1995, the investment advisory fees paid by Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund were $36,652,000 (fees were reduced by $15,603,000); $1,901,000 (fees were reduced by $2,777,000); and $6,465,000 (fees were reduced by $7,229,000), respectively.

         For the fiscal year ended December 31, 1996, the investment advisory fees paid by Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund were $[46,269,751] (fees were reduced by $[19,250,594]; $[5,671,270] (fees were reduced by $[2,846,736]; and $[8,034,054] (fees were reduced by $[8,734,054]), respectively.


         Pursuant to a separate Advisory Agreement dated June 15, 1994, as may be amended from time to time, the Investment Manager is entitled to receive an annual fee, payable monthly, of 0.46% of each of Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab U.S. Treasury Money Fund's average daily net assets not in excess of $1 billion, 0.41% of such net assets over $1 billion but not in excess of $2 billion, and 0.40% of such net assets over $2 billion. In addition, the Investment Manager is entitled to receive from Schwab Retirement Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Value Advantage Money Fund a graduated annual fee, payable monthly, of 0.46% of each such Fund's average daily net assets not in excess of $2 billion, 0.45% of such net assets over $2 billion but not in excess of $3 billion, and 0.40% of such net assets over $3 billion.



         For the fiscal year ended December 31, 1994, the investment advisory fees paid by Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) were $2,254,000 (fees were reduced by $3,274,000); $1,016,000 (fees were reduced by $1,442,000); $124,000 (fees were reduced by $96,000); and $75,000
(fees were reduced by $21,000), respectively.


         For the fiscal year ended December 31, 1995, the investment advisory fees paid by Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund were $2,748,000 (fees were reduced by $3,697,000); $2,748,000 (fees were reduced by $2,674,000); $202,000 (fees were reduced by $162,000); and $338,000
(fees were reduced by $16,000), respectively. For the period February 27, 1995 (commencement of operations) to December 31, 1995, the investment advisory fee paid by Schwab New York Municipal Money Fund was $464,000 (fees were reduced by $277,000).


         For the fiscal year ended December 31, 1996, the investment advisory fees paid by Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Institutional Advantage Money Fund, Schwab Retirement Money
Fund and Schwab New York Municipal Money Fund were $[3,736,169] (fees were reduced by $[4,819,714]), $[2,420,097] (fees were reduced by $[3,302,218]),
$[292,217] (fees were reduced by $[224,783]) $[493,952] (fees were reduced by $[22,452]), and $[30,666,695] (fees were reduced by $[6,080,955])
respectively.


         For the fiscal years ended December 31, 1994, 1995, and 1996, the investment advisory and administration fees paid by Schwab Value Advantage Money Fund were $2,144,000 (fees were reduced by $6,741,000), $15,877,000 (fees were reduced by $7,922,000), and $[30,666,695] (fees were reduced by $[6,080,955]), respectively.


                                    EXPENSES

         The Trust pays the expenses of its operations, including: the fees and expenses of independent accountants, counsel and the custodian; the cost of reports and notices to shareholders; the cost of calculating net asset value; registration fees; the fees and expenses of qualifying the Trust and its shares for distribution under federal and state securities laws; and membership dues in the Investment Company Institute or any similar organization. The Trust's expenses generally are allocated among the Funds on the basis of relative net assets at the time the expense is incurred, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class, respectively.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreements.

                          CUSTODIAN AND FUND ACCOUNTANT

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the Trust.

         PFPC, Inc., at 400 Bellevue Parkway Wilmington, Delaware 19809, serves as Fund Accountant for the Trust.

                             ACCOUNTANTS AND REPORTS
                                 TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return. Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, is counsel to the Trust.

                       PORTFOLIO TRANSACTIONS AND TURNOVER


                             PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken principally to: pursue the objective of each Fund in relation to movements in the general level of interest rates; invest money obtained from the sale of Fund shares; reinvest proceeds from maturing portfolio securities; and meet redemptions of Fund shares. Portfolio transactions may increase or decrease the yield of a Fund depending upon management's ability to correctly time and execute them.

         The Investment Manager, in effecting purchases and sales of portfolio securities for the account of each Fund, seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility.

     When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

     The Trust expects that purchases and sales of portfolio securities will usually be principal transactions. Securities will normally be purchased directly from the issuer or from an underwriter or market maker for the securities.

     Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

     The investment decisions for each Fund are reached independently from those for other accounts managed by the Investment Manager. Such other accounts may also make investments in instruments or securities at the same time as a Fund. When two or more accounts managed by the Investment Manager have funds available for investment in similar instruments, available instruments are allocated as to amount in a manner considered equitable to each account. In some cases this procedure may affect the size or price of the position obtainable for Fund. However, it is the opinion of the Board of Trustees that the benefits conferred by the Investment Manager outweigh any disadvantages that may arise from exposure to simultaneous transactions.

                               PORTFOLIO TURNOVER

     Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, each Schwab Money Fund's portfolio turnover rate for reporting purposes is expected to be zero.



                             DISTRIBUTIONS AND TAXES

                                  DISTRIBUTIONS



     On each day that the net asset value per share of a Fund is determined ("Business Day"), such Fund's net investment income will be declared as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record as of the last calculation of net asset value prior to the declaration. In the case of Schwab Institutional Advantage Money Fund(R), for shareholders satisfying certain conditions, investment income will be declared as a daily dividend to shareholders of record as of that day's calculation of net asset value. Conditions which must be met in order to receive a dividend for the day on which the order is received by the Transfer Agent or its authorized agent are: (1) a minimum investment of $100,000; (2) receipt by Schwab or the Charles Schwab Trust Company before 1:30 p.m. Eastern time; and (3) payment in immediately available funds. Shareholders will receive dividends in additional shares unless they elect to receive cash. For each Fund except Schwab Retirement Money Fund(R) and Schwab Institutional Advantage Money Fund, dividends will normally be reinvested monthly in full shares of the Fund (for Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund, and Schwab Value Advantage Money Fund dividends will normally be reinvested monthly in full Sweep Shares of the Fund) at the net asset value on the 15th day of each month, if a Business Day, otherwise on the next Business Day. For Schwab Retirement Money Fund(R) and Schwab Institutional Advantage Money Fund(R), dividends will normally be reinvested monthly in full shares of the Fund at the net asset value on the 15th day of each month, if a Business Day, otherwise on the next Business Day. If cash payment is requested, checks will normally be mailed on the Business Day following the reinvestment date. Each Fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.


     Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund (other than Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab Value Advantage Money Fund) consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that Fund. For this purpose, for Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab Value Advantage Money Fund, the net investment income of the Sweep Shares of each Fund consists of: (1) accrued interest income plus or minus amortized discount or premium, allocated to the Sweep Shares of that Fund minus (2) accrued expenses allocated to the Sweep Shares of that Fund. If a Fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses to the extent not offset by realized capital gains will be carried forward. It is not anticipated that a Fund will realize any long-term capital gains. Expenses of the Trust are accrued each day. Should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the investments at market value and any unrealized gains and losses could affect the amount of the Fund's distributions.


                              FEDERAL INCOME TAXES

     It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

     In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

     If a Fund fails to distribute in a calendar year (regardless of whether it has a non-calendar taxable year) substantially all of its (i) ordinary income for such year; and (ii) capital gain net income for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of this excise tax.

     Any distributions declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared. A Fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

     The Funds do not expect to realize any significant amount of long-term capital gain. However, any distributions of long-term capital gain will be taxable to the shareholders as long-term capital gain, regardless of how long a shareholder has held the Fund's shares. If a shareholder disposes of shares at a loss before holding such shares for longer than six months, the loss will be treated as a long-term capital loss to the extent the shareholder received a capital gain dividend on the shares.

     A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S.
tax liability.

     The Funds may engage in investment techniques that may alter the timing and character of the Funds' income. The Funds may be restricted in their use of these techniques by rules relating to their qualification as regulated investment companies.

     The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

                          SCHWAB MUNICIPAL MONEY FUND,
                           SCHWAB CALIFORNIA MUNICIPAL
                            MONEY FUND AND SCHWAB NEW
                            YORK MUNICIPAL MONEY FUND

     The Code permits a regulated investment company that invests at least 50% of its assets at the close of each quarter in Municipal Securities to pass through to its investors, on a tax-exempt basis, net Municipal Securities interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by Schwab Municipal Money Fund, Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund and designated as an exempt-interest dividend in a written notice mailed to shareholders after the close of such Fund's taxable year, but not to exceed in the aggregate the net Municipal Securities interest income received by each such Fund during the taxable year. The percentage of the total dividends paid for any taxable year that qualified as exempt-interest dividends will be the same for all shareholders receiving dividends from each Fund during such year, regardless of the period for which the Shares were held. If for any taxable year Schwab Municipal Money Fund, Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund does not qualify for the special federal tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders) when distributed, and Municipal Securities interest income, although not taxed to the Funds, would be taxable to shareholders.

     A shareholder should consult his or her own tax adviser with respect to whether exempt-interest dividends would be excludable from gross income if the shareholder were treated as a "substantial user" of facilities financed by an obligation held by a Fund or a "related person" to such user under the Code. Any loss on the sale or exchange of any share held for six months or less will be disallowed to the extent of the amount of the exempt-interest dividend received with respect to such share. The U.S. Treasury Department is authorized to issue regulations reducing the period to not less than 31 days for certain regulated investment companies, but no such regulations have been issued as of the date of this Statement of Additional Information.

     All or part of interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Fund will not be deductible by the shareholder. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of that Fund's total distributions (excluding distributions of the excess of net long-term capital gains over net short-term capital losses) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service, the purchase of shares of a Fund may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of the shares.

     The discussion of federal income taxation presented above summarizes only some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

                                   STATE TAXES

     With respect to Schwab California Municipal Money Fund, if, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of the Fund consists of obligations the interest on which is exempt from California personal income taxation under the Constitution or laws of California or of the United States when held by an individual ("California Exempt Obligations"), then the Fund will be qualified to pay dividends exempt from State of California personal income tax to its non-corporate shareholders (hereinafter referred to as "California exempt-interest dividends"). Schwab California Municipal Money Fund intends to qualify under the above requirement so that it can pay California exempt-interest dividends. If Schwab California Municipal Money Fund fails to so qualify, no part of its dividends will be exempt from State of California personal income tax.

     With respect to Schwab New York Municipal Money Fund, there is no analogous requirement, so all dividends representing interest on New York Municipal Securities that is exempt from New York personal income taxation will be exempt from New York State and municipal income taxes in the hands of non-corporate shareholders ("New York exempt-interest dividends").

     Not later than 60 days after the close of its taxable year, Schwab California and New York

Municipal Money Funds will notify each shareholder of the portion of the dividends paid by it to the shareholder with respect to such taxable year which is exempt from State of California personal income tax or New York personal income tax, respectively.


     The total amount of California exempt-interest dividends paid by Schwab California Municipal Money Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the Fund during such year on California Exempt Obligations, less any expenses or expenditures (including any expenditures attributable to the acquisition of additional securities for Schwab California Municipal Money Fund) that are allocable from such interest. Dividends paid by Schwab California Municipal Money Fund in excess of this limitation will be treated as ordinary dividends subject to State of California personal income tax at ordinary rates. For purposes of this limitation, expenses or other expenditures paid during any year generally will be allocable with funds attributable to interest received by the Fund from California Exempt Obligations for such year in the same ratio as such interest from California Exempt Obligations for such year bears to the total gross income earned by the Fund for the year. The effect of this accounting convention is that amounts of interest from California Exempt Obligations received by Schwab California Municipal Money Fund that would otherwise be available for distribution as California exempt- interest dividends will be reduced by the expenses and expenditures be allocable from such amounts.

     To the extent, if any, dividends paid to shareholders by Schwab California Municipal Money Fund or New York Municipal Money Fund are derived from long-term and short-term capital gains, such dividends will not constitute California or New York exempt-interest dividends. Rules similar to those regarding the treatment of such dividends for federal income tax purposes are also applicable for State of California and New York personal income tax purposes. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of Schwab California Municipal Money Fund or New York Municipal Money Fund is not deductible for state personal income tax purposes if the Fund distributes California or New York exempt-interest dividends to the shareholder during his or her taxable year.

     The foregoing is a summary of only some of the important state personal income tax considerations generally affecting Schwab California Municipal and New York Municipal Money Funds and their shareholders. No attempt is made to present a detailed explanation of the state personal income tax treatment of Schwab California Municipal and New York Municipal Money Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of Schwab California Municipal and New York Municipal Money Funds' dividends constituting California or New York exempt-interest dividends, respectively, is excludable from income for State of California or State of New York personal income tax purposes only.

     Any dividends paid to shareholders of the Funds subject to state franchise or corporate income tax will be taxed as ordinary dividends to such shareholders, notwithstanding that all or a portion of such dividends is exempt from state personal income tax. Accordingly, potential investors in the Schwab California Municipal Money Fund or New York Municipal Money Fund, including, in particular, corporate investors which may be subject to California or New York franchise or corporate income tax, should consult their tax advisers with respect to the application of such tax to the receipt of dividends from the Funds and as to their own state tax situation, in general.

                             SHARE PRICE CALCULATION

         Each Schwab Money Fund values its portfolio instruments at amortized cost, which means they are valued at their acquisition cost, as adjusted for amortization of premium or discount, rather than at current market value. Calculations are made to compare the value of a Fund's investments at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. The amortized cost method of valuation seeks to maintain a stable $1.00 per share net asset value even where there are fluctuations in interest rates that affect the value of portfolio instruments. Accordingly, this method of valuation can in certain circumstances lead to a dilution of a shareholder's interest. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Schwab Money Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Schwab Money Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Schwab Money Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees might supplement dividends in an effort to maintain the net asset value at $1.00 per share.


                        HOW THE FUNDS REPORT PERFORMANCE

         The historical performance of a Fund may be shown in the form of total return, yield, effective yield and, for the Sweep Shares of Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund, taxable equivalent yield and taxable equivalent effective yield. These measures of performance are described below.

                                  Total Return

         Standardized Total Return. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

         Nonstandardized Total Return. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund may also report the percentage of that Fund's standardized or non-standardized total return that would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates before redemption of Fund shares). This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.


                                                              From Inception Date to
                                                                December 31, 1995              One Year
                                                              ----------------------
                                                          Average                              Total Return
                                                           Annual              Cumulative          as of
                                     Inception Date     Total Return          Total Return   December 31, 1995
                                     --------------     ------------          ------------   -----------------
Schwab Institutional
Advantage
Money Fund(R)                        January 4, 1994       4.77%                 9.73%             5.65%
Schwab Retirement
Money Fund(R)                        March 2, 1994         4.76%                 8.90%             5.43%



                                      YIELD


           A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund (or, in the case of Schwab Municipal Money Fund, Schwab California Municipal Money Fund, Schwab New York Municipal Money Fund and Schwab Value Advantage Money Fund, the Sweep Shares of the Fund) over a specific 7-day period. This net investment income is then annualized, which means that the net investment income generated during the 7-day period is assumed to be generated in each 7-day period over an annual period, and is shown as a percentage of the investment.


                                 EFFECTIVE YIELD

         A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded weekly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

                          TAXABLE EQUIVALENT YIELD AND
                       TAXABLE EQUIVALENT EFFECTIVE YIELD

         The taxable equivalent yield of the Sweep Shares of Schwab Municipal Fund is computed by dividing that portion of the yield of the class (computed as described above) that is tax-exempt by an amount equal to one minus the stated federal income tax rate (normally assumed to be the maximum applicable marginal tax bracket rate) and adding the result to that portion, if any, of the yield of the class that is not tax-exempt. The taxable equivalent yield of the Sweep Shares of Schwab California Municipal Money Fund is calculated by dividing that portion of the yield of the class (computed as described above) which is tax-exempt by an amount equal to one minus the stated combined State of California and federal income tax rate (normally assumed to be the maximum federal marginal rate of 39.6% and the California marginal rate of 9.3%, although other rates may be used at times), and adding the result to that portion, if any, of the yield of the class that is not tax-exempt. The taxable equivalent yield of the Sweep Shares of Schwab New York Municipal Money Fund is calculated by dividing that portion of the yield of the class (computed as described above) which is tax-exempt by an amount equal to one minus the stated combined New York municipal, State of New York and federal income tax rate (normally assumed to be the maximum federal marginal rate of 39.6%, the State of New York marginal rate of 7.125% and the New York municipal marginal rate of 3.91%, although other rates may be used at times), and adding the result to that portion, if any, of the yield of the class that is not tax-exempt.

         Taxable equivalent effective yields are computed in the same manner as taxable equivalent yields, except that effective yield is substituted for yield in the calculation. In calculating taxable equivalent yields and effective yields, Schwab Municipal Money Fund generally assumes an effective tax rate of 39.6%, Schwab California Municipal Money Fund generally assumes an effective tax rate (combining the federal 39.6% rate and the California 9.30% rate, and assuming the taxpayer deducts California state taxes paid) of 45.22%, and Schwab New York Municipal Money Fund generally assumes an effective tax rate (combining the federal 39.6% rate, the New York state 7.125% rate and the New York municipal 3.91% rate, and assuming the taxpayer deducts New York state and municipal taxes paid) of 46.27%. Investors in Schwab New York Municipal Money Fund should understand that, under legislation enacted in New York State and New York City, the maximum effective tax rates for 1997 will be 45.79%. The effective tax rates used in determining such yields do not reflect the tax costs resulting from the full or partial loss of the benefits of personal exemptions, itemized deductions and California exemption credits that may result from the receipt of additional taxable income by taxpayers with adjusted gross incomes exceeding $117,950 or ($58,975 for married filing separate returns) in 1996. Actual taxable equivalent yields and taxable equivalent effective yields may be higher for taxpayers subject to the loss of these benefits than the rates reported by the Funds.

                         TAX-EXEMPT VERSUS TAXABLE YIELD

         Investors may want to determine which investment -- tax exempt or taxable -- will provide a higher after-tax return. To determine the taxable equivalent yield or taxable equivalent effective yield, simply divide the yield or effective yield of Sweep Shares of Schwab Municipal Money Fund, Schwab California Municipal Money Fund or Schwab New York Municipal Money Fund by 1 minus your marginal federal tax rate (or combined state and federal tax rate in the case of Schwab California Municipal Money Fund, or combined municipal, state, and federal tax rate in the case of Schwab New York Municipal Money
Fund). Note, however, that as discussed above, full or partial loss by certain investors of the described federal tax benefits could cause the resulting figure to understate the after-tax return produced by the Sweep Shares of the Fund in question.



         Performance information for each of the Funds for the 7-day period ended December 31, 1996 is presented below. The taxable equivalent yield and taxable equivalent effective yield figures are based, in the case of Schwab Municipal Money Fund, upon an assumed 1996 effective tax rate of [39.6%]; in the case of Schwab California Municipal Money Fund, upon an assumed 1996 effective tax rate of [46.24%]; in the case of Schwab New York Municipal Money Fund, upon an assumed effective tax rate of [46.88%]. The yields below are based on the maximum rates in effect for 1996. Tax rates in effect for 1997 are different. See the discussion above relating to federal, State of California and State of New York tax rates.


                                                                    Taxable         Taxable
                                                    Effective     Equivalent      Equivalent
                                        Yield         Yield          Yield      Effective Yield
                                        -----       ---------     ----------    ---------------
Schwab Money Market                     4.80%         4.91%             --                --
Fund

Schwab Government                       4.74%         4.85%             --                --
Money Fund

Schwab U.S. Treasury                    4.69%         4.80%             --                --
Money Fund

Schwab Municipal                        3.29%         3.34%          3.45%             5.53%
Money Fund-Sweep Shares

Schwab California                       3.20%         3.25%          5.84%             5.93%
Municipal Money
Fund-Sweep Shares

Schwab New York                         3.15%         3.20%          5.86%             5.96%
Municipal Money
Fund-Sweep Shares

Schwab Value Advantage                   N/A           N/A             --                --
Money Fund-Sweep Shares

                               GENERAL INFORMATION

         The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determination of whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


                         Principal Holders of Securities


         As of [March 31, 1997], The Charles Schwab Trust Company FBO Mutual Fund FSI2 Trading, One Montgomery Street, 7th Floor, San Francisco, California
94104 directly or beneficially owned [     %] of Schwab Retirement Money
Fund(R).



         As of [March 31, 1997], The Charles Schwab Trust Company TTEE Technology Financial Assoc. Inc., Retirement Savings Plan, FBO Henry H. Hoffman, One Montgomery Street, 7th Floor, San Francisco, California 94104 directly or
beneficially owned [     %] and Queens-Long Island Medical Group-401K Plan, 106
EAB Plaza, 12th Floor, Uniondale, New York 11556 directly or beneficially owned
[     ]% of Schwab Institutional Advantage Money Fund(R).



         In addition, as of [April 16, 1997] the officers and Trustees of the Trust, as a group, owned less than 1% of each Fund's outstanding voting securities.



                            Access to Schwab's Mutual
                            Fund OneSource(R) Service

         With Schwab's Mutual Fund OneSource Service ("OneSource"), a shareholder can invest in over 575 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemption of fund shares per calendar year are permitted. If you exceed this number, you will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify you in advance if your short-term redemptions are nearing the point where all of your future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should contact his or her Schwab office during its regular business hours or call 800-2 NO-LOAD, 24 hours a day.

                                 SchwabFunds(R)

SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  Equity Funds
                             Schwab 1000 Fund(R)(1)
                     Schwab International Index Fund(R)(2)
                       Schwab Small-Cap Index Fund(R)(2)
                  Schwab Asset Director(R)-High Growth Fund(2)
                Schwab Asset Director(R)-Balanced Growth Fund(2)
              Schwab Asset Director(R)-Conservative Growth Fund(2)
                     Schwab S&P 500 Fund-Investor Shares(2)
                    Schwab S&P 500 Fund-e.Shares(TM)(2), (3)
                          Schwab Analytics Fund(TM)(2)
                    Schwab OneSource Portfolios-International
                  Schwab OneSource Portfolios-Growth Allocation
                 Schwab OneSource Portfolios-Balanced Allocation

                             Fixed Income Funds(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
           Schwab California Short/Intermediate Tax-Free Bond Fund(4)
               Schwab California Long-Term Tax-Free Bond Fund(4)


                               Money Market Funds(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund
                Schwab Value Advantage Money Fund(R)-Sweep Shares
                Schwab Value Advantage Money Fund-Investor Shares
                    Schwab Municipal Money Fund-Sweep Shares
             Schwab Municipal Money Fund-Value Advantage Shares(TM)
               Schwab California Municipal Money Fund-Sweep Shares
        Schwab California Municipal Money Fund-Value Advantage Shares(TM)
                       Schwab Retirement Money Fund(R)(6)
                Schwab Institutional Advantage Money Fund(R)(6)
                Schwab New York Municipal Money Fund-Sweep Shares
         Schwab New York Municipal Money Fund-Value Advantage Shares(TM)



(1) The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.
(2) The Funds are separate investment portfolios classes of shares of Schwab Capital Trust.
(3)  Available only through SchwabLink(TM).
(4) Available only to California residents and residents of selected other states.
(5) All listed money market funds are separate investment portfolios of the Trust.
(6)  Designed for institutional investors only.

                        PURCHASE AND REDEMPTION OF SHARES


         With the exception of Schwab Retirement Money Fund(R), Schwab Institutional Advantage Money Fund(R) and Schwab Value Advantage Money Fund(R), each Fund's minimum initial investment is $1,000 and subsequent investments of $100 or more may be made. For Schwab Retirement Money Fund, Schwab Institutional Advantage Money Fund and Schwab Value Advantage Money Fund, the minimum initial investment is $1, $25,000 and $25,000 for each Fund, respectively, and subsequent investments of $1 or more may be made for Schwab Retirement Money Fund and Schwab Institutional Money Fund. These minimum requirements may be changed at any time and are not applicable to certain types of investors. For all retirement plan, Schwab One(R) and certain other types of accounts, any account credit balance in excess of $1.00 and subsequent amounts of $1.00 on any Business Day will be automatically invested on a daily basis in the Schwab Money Fund selected (except that this feature is not available for Schwab Retirement Money Fund or Schwab Institutional Advantage Money Fund). The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Trust, Schwab or the Investment Manager. The Trust has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of the stated limits may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" and a redeeming shareholder would normally incur brokerage expenses if he or she converted the securities to cash. Schwab Institutional Advantage Money Fund and Schwab Retirement Money Fund may also elect to invoke a 7-day period for cash settlement of individual redemption requests in excess of $250,000 or 1% of each Fund's net assets, whichever is less.



                                OTHER INFORMATION

         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses.

         Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.
         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

         This Statement of Additional Information does not constitute an offering by the Trust, any series thereof, or by the distributor in any jurisdiction in which such offering may not be lawfully made.


                   APPENDIX - RATINGS OF INVESTMENT SECURITIES

                                COMMERCIAL PAPER



                            Moody's Investors Service

         Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers (or related supporting institutions) of commercial paper with this rating are considered to have a superior ability to repay short-term promissory obligations. Issuers (or related supporting institutions) of securities rated Prime-2 are viewed as having a strong capacity to repay short-term promissory obligations. This capacity will normally be evidenced by many of the characteristics of issuers whose commercial paper is rated Prime-1 but to a lesser degree.

                          Standard & Poor's Corporation

         An S&P A-1 commercial paper rating indicated a strong degree of safety regarding timely payment of principal and interest. Issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.


                        Duff & Phelps Credit Rating Co.

         Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Credit Rating Co. ("Duff"). Three gradations exist within this rating category: a Duff-1+ rating indicates the highest certainty of timely payment (issuer short-term liquidity is found to be outstanding and safety is deemed to be just below that of risk-free short-term U.S. Treasury obligations), a Duff-1 rating signifies a very high certainty of timely payment (issuer liquidity is determined to be excellent and risk factors are considered minor) and a Duff-1-rating denotes high certainty of timely payment (issuer liquidity factors are strong and risk is very small). A Duff-two rating indicates a good certainty of timely payment; liquidity factors and company fundamentals are sound and risk factors are small.

  Fitch Investors Service, Inc.

         F-1+ is the highest category, and indicates the strongest degree of assurance for timely payment. Issues rated F-1 reflect an assurance of timely payment only slightly less than issues rated F-1+. Issues assigned an F-2 rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues in the first two rating categories.

              SHORT-TERM NOTES AND VARIABLE RATE DEMAND OBLIGATIONS


                            Moody's Investors Service

         Short-term notes/variable rate demand obligations bearing the designations MIG-1/VMIG-1 are considered to be of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Obligations rated MIG-2/VMIG-2 are of high quality and enjoy ample margins of protection although not as large as those of the top rated securities.

                          Standard & Poor's Corporation

         An S&P SP-1 rating indicates that the subject securities' issuer has a very strong capacity to pay principal and interest. Issues determined to possess very strong safety characteristics are given a plus (+) designation. S&P's determination that an issuer has a strong capacity to pay principal and interest is denoted by an SP-2 rating.

                                      IBCA

         Obligations supported by the highest capacity for timely repayment are rated A1+. An A1 rating indicates that the obligation is supported by a very strong capacity for timely repayment. Obligations rated A2 are supported by a good capacity for timely repayment, although adverse changes in business, economic, or financial conditions may affect this capacity.

                                      BONDS

Moody's Investors Service

         Moody's rates the bonds it judges to be of the best quality Aaa. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or extraordinarily stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these issues. Bonds carrying an Aa designation are deemed to be of high quality by all standards. Together with Aaa rated bonds, they comprise what are generally known as high grade bonds. Aa bonds are rated lower than the best bonds because they may enjoy relatively lower margins of protections, fluctuations of protective elements may be of greater amplitude or there may be other factors present which make them appear to be subject to somewhat greater long-term risks.

                          Standard & Poor's Corporation

         AAA is the highest rating assigned by S&P to a bond and indicates the issuer's extremely strong capacity to pay interest and repay principal. An AA rating denotes a bond whose issuer has a very strong capacity to pay interest and repay principal and differs from an AAA rating only in small degree.


                         Duff & Phelps Credit Rating Co.

         Duff confers an AAA designation to bonds of issuers with the highest credit quality. The risk factors associated with these bonds are negligible, being only slightly more than for risk-free U.S. Treasury debt. AA rated bonds are of high credit quality and have strong protection factors. The risks associated with them are modest but may vary slightly from time to time because of economic conditions.


        COMMERCIAL PAPER, SHORT-TERM OBLIGATIONS AND DEPOSIT OBLIGATIONS
                                 ISSUED BY BANKS

Thomson Bankwatch (TBW)

         TBW-1 is the highest category and indicates the degree of safety regarding timely repayment of principal and interest is very high. TBW-2 is the second highest category and while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
CORPORATE
 OBLIGATIONS--55.9%(a)
ASSET BACKED SECURITIES--9.2%
Apreco, Inc.
 5.67%, 03/07/96            $20,000         $19,795
Asset Securitization
 Cooperative Corp.
 5.83%, 02/01/96             25,000          24,875
Beta Finance, Inc.
 5.78%, 02/05/96             26,500          26,355
 5.60%, 05/24/96             25,000          24,455
Broadway Capital Corp.
 5.86%, 01/08/96             80,000          79,910
 5.92%, 01/12/96             30,179          30,125
 5.97%, 02/20/96             10,000           9,918
CXC Inc.
 5.71%, 02/29/96             61,000          60,435
Corporate Asset Funding Corp.
 5.77%, 02/05/96             17,000          16,906
Corporate Receivables Corp.
 5.74%, 02/23/96             28,100          27,866
ESC Securitization, Inc.
 5.79%, 01/24/96             25,000          24,909
 5.79%, 01/25/96             15,000          14,943
 5.79%, 01/26/96             15,000          14,941
 5.77%, 02/08/96             25,000          24,850
 5.76%, 02/21/96             16,000          15,871
 5.58%, 03/21/96             44,000          43,462
Enterprise Funding Corp.
 5.81%, 01/09/96             49,041          48,979
 5.83%, 01/22/96             26,067          25,980
 5.82%, 01/24/96             18,251          18,184
 5.84%, 02/02/96             23,804          23,682
 5.78%, 02/14/96             12,681          12,593
 5.78%, 02/15/96             20,289          20,144
 5.75%, 02/23/96             18,649          18,493
 5.70%, 03/14/96             21,518          21,273
 5.70%, 03/19/96             25,072          24,767
 5.58%, 03/20/96             19,705          19,467
 5.74%, 05/16/96             10,295          10,078
Eureka Securitization, Inc.
 5.78%, 02/15/96             17,000          16,879
 5.62%, 03/13/96             50,000          49,445
 5.71%, 03/18/96             25,000          24,699
Falcon Asset
 Securitization Corp.
 5.77%, 02/06/96             25,750          25,604
First Deposit Master Trust
 Series 1993-3
 5.71%, 03/06/96             30,000          29,695
 5.58%, 03/21/96             10,118           9,994
Preferred Receivables Corp.
 5.84%, 02/08/96             36,825          36,600
 5.76%, 02/12/96             34,375          34,148
Ranger Funding Corp.
 5.84%, 01/08/96             21,000          20,977
 5.81%, 01/09/96             20,000          19,975
 5.81%, 01/10/96             11,000          10,984
 5.78%, 02/13/96             10,000           9,932
 5.76%, 02/22/96             15,000          14,877
 5.62%, 03/04/96             14,500          14,359
 5.62%, 03/15/96             10,000           9,886
 5.58%, 03/19/96             10,000           9,881
Receivables Capital Corp.
 5.84%, 01/10/96             42,886          42,824
 5.81%, 01/26/96             38,463          38,310
 5.81%, 02/01/96             40,097          39,899
 5.79%, 02/21/96             31,677          31,421
Sheffield Receivables Corp.
 5.81%, 01/08/96             16,000          15,982
Special Purpose Accounts
 Receivable Cooperative Corp.
 5.78%, 02/13/96             18,000          17,877
WCP Funding, Inc.
 5.79%, 01/22/96             15,000          14,950
 5.76%, 02/16/96             25,000          24,819
 5.75%, 02/16/96             10,000           9,928
 5.70%, 03/18/96             15,800          15,610
                                          ---------
                                          1,292,811
                                          ---------
AUTOMOTIVE--3.5%
Ford Credit Europe PLC
 5.81%, 02/05/96             25,000          24,861
 5.79%, 02/05/96             25,000          24,861
 5.76%, 02/14/96             50,000          49,654
 5.76%, 02/15/96             41,200          40,908
General Motors
 Acceptance Corp.
 5.82%, 02/09/96            100,000          99,381
 5.82%, 02/14/96             30,000          29,790
 5.62%, 03/19/96              9,000           8,892
 5.72%, 04/22/96             99,000          97,284
 5.72%, 05/01/96             70,000          68,691
Renault Credit International SA
 Banque
 5.83%, 02/15/96             49,600          49,244
                                           --------
                                            493,566
                                           --------
BANKING--AUSTRALIA--1.2%
ANZ (Delaware), Inc.
 5.79%, 02/05/96             28,350          28,193
 5.55%, 05/10/96             25,000          24,511
 5.56%, 05/13/96             25,000          24,498
Westpac Capital Corp.
 5.79%, 05/01/96             50,000          49,054
 5.54%, 06/12/96             50,000          48,780
                                           --------
                                            175,036
                                           --------
BANKING--BELGIUM--1.2%
Generale Bank, Inc.
 5.67%, 01/10/96            129,000         128,822
 5.74%, 03/12/96             20,000          19,780
 5.80%, 04/03/96             25,000          24,636
                                           --------
                                            173,238
                                           --------
BANKING--CANADA--4.1%
Bank of Montreal
 5.79%, 01/11/96             53,000          52,916
 5.81%, 01/29/96            132,000         131,413
Bank of Nova Scotia
 5.75%, 01/19/96             65,000          64,817
 5.75%, 01/24/96             50,000          49,820
 5.81%, 02/01/96             50,000          49,754
 5.82%, 02/02/96             90,000          89,542
 5.81%, 02/02/96             84,000          83,573
Toronto-Dominion Holdings
 5.51%, 07/10/96             60,000          58,303
                                           --------
                                            580,138
                                           --------

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
BANKING--DENMARK--0.2%
Den Danske Corp.
 5.80%, 04/10/96           $ 30,000        $ 29,530
                                            -------
BANKING--DOMESTIC BANK
 HOLDING COMPANY--2.2%
Bankers Trust New York Corp.
 5.77%, 02/12/96             25,000          24,834
NationsBank Corp.
 5.80%, 01/22/96             67,000          66,777
 5.69%, 01/23/96             75,000          74,744
 5.80%, 02/08/96            100,000          99,400
 5.80%, 02/09/96             20,000          19,877
 5.55%, 05/21/96             30,000          29,364
                                            -------
                                            314,996
                                            -------
BANKING--GERMANY--0.4%
Banco Boavista S.A./
 (Bayerische Vereinsbank
 AG LOC)
 5.81%, 01/19/96             10,000           9,971
Kredietbank N.A.
 Finance Corp.
 5.78%, 01/08/96             18,500          18,480
 5.78%, 01/17/96             30,000          29,925
                                            -------
                                             58,376
                                            -------
BANKING--ITALY--0.5%
Cariplo Finance, Inc.
 5.76%, 02/15/96             25,000          24,823
 5.77%, 02/20/96             40,000          39,684
                                            -------
                                             64,507
                                            -------
BANKING--JAPAN--0.9%
Bancal Tri-State Corp./
 (Mitsubishi Bank
 Keepwell Agreement)
 5.86%, 02/22/96             25,000          24,792
 5.81%, 03/15/96             40,000          39,531
Deerfield Capital Corp./
 (Sumitomo Bank Ltd. LOC)
 6.15%, 01/05/96             38,800          38,774
Ridge Capital II/(Dai-Ichi
 Kangyo Bank Ltd. LOC)
 6.15%, 01/05/96             14,550          14,540
Stellar Capital Corp./
 (Bank of Tokyo
 Liquidity Agreement)
 6.01%, 02/26/96             12,873          12,754
                                            -------
                                            130,391
                                            -------
BANKING--UNITED KINGDOM--2.0%
Bank of Scotland
 Treasury Services
 5.53%, 06/11/96             55,000          53,668
Cheltenham & Gloucester PLC
 5.80%, 01/29/96             50,000          49,778
 5.79%, 02/01/96             30,000          29,852
 5.77%, 02/07/96             40,000          39,766
Yorkshire Building Society
 5.81%, 02/05/96             25,000          24,861
 5.77%, 02/13/96             30,000          29,796
 5.69%, 03/13/96             25,000          24,720
 5.60%, 05/29/96             25,000          24,436
                                            -------
                                            276,877
                                            -------
COMPUTER AND OFFICE EQUIPMENT--0.2%
CSC Enterprises
 5.80%, 01/19/96             29,000          28,917
                                            -------
FINANCE (COMMERCIAL)--8.8%
CIT Group Holdings, Inc.
 5.76%, 02/14/96             63,000          62,563
 5.77%, 02/16/96             50,000          49,637
General Electric
 Capital Corp.
 5.76%, 02/13/96            100,000          99,322
 5.69%, 03/28/96             63,000          62,150
 5.70%, 04/03/96             43,000          42,379
 5.55%, 05/02/96             25,000          24,540
 5.59%, 05/06/96            156,000         153,019
 5.62%, 05/07/96             64,000          62,763
 5.51%, 06/12/96             36,000          35,126
 5.52%, 06/14/96             60,000          58,526
 5.53%, 07/26/96             50,000          48,465
General Electric
 Capital Services
 5.76%, 02/12/96             50,000          49,669
 5.76%, 02/13/96             50,000          49,661
 5.76%, 02/15/96             54,000          53,617
 5.74%, 03/06/96             64,000          63,355
 5.70%, 04/03/96             50,000          49,278
 5.61%, 05/03/96             25,000          24,532
 5.59%, 05/07/96             50,000          49,037
 5.58%, 05/08/96             23,000          22,554
 5.52%, 06/13/96             75,000          73,169
Transamerica Finance Corp.
 5.74%, 02/22/96             50,000          49,591
 5.74%, 02/23/96             50,000          49,583
                                          ---------
                                          1,232,536
                                          ---------
FINANCE (CONSUMER)--4.0%
American Express Credit Corp.
 5.81%, 03/01/96             47,000          46,556
 5.75%, 03/08/96             45,000          44,532
 5.60%, 05/09/96             43,000          42,157
 5.58%, 05/15/96             28,000          27,428
 5.57%, 05/15/96             50,000          48,978
 5.50%, 06/06/96             39,000          38,090
 5.50%, 06/10/96             40,000          39,043
Associates Corp. of
 North America
 5.65%, 05/09/96            122,000         119,587
Household Finance Corp.
 5.80%, 01/25/96             17,000          16,935
Sears Roebuck
 Acceptance Corp.
 5.82%, 01/10/96             50,000          49,928
 5.82%, 01/11/96             34,000          33,946
 5.79%, 02/14/96             30,000          29,791
 5.79%, 02/16/96             30,000          29,781
                                           --------
                                            566,752
                                           --------
GOVERNMENT LOCALITY--FOREIGN--0.7%
New South Wales
 Treasury Corp.
 5.81%, 01/10/96             19,000          18,973
 5.80%, 01/30/96             76,000          75,650
                                           --------
                                             94,623
                                           --------

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
MINING AND MINERAL RESOURCES--0.2%
BHP Finance (U.S.A.), Inc.
 5.79%, 02/22/96           $ 15,000        $ 14,877
 5.76%, 02/23/96             10,000           9,917
                                            -------
                                             24,794
                                            -------
MISCELLANEOUS MANUFACTURING--2.4%
Hanson Finance (U.K.) PLC
 5.82%, 01/12/96             32,000          31,944
 5.80%, 01/12/96             60,500          60,394
 5.81%, 01/19/96             60,000          59,829
 5.80%, 01/19/96             32,000          31,909
 5.84%, 02/01/96            115,000         114,434
 5.75%, 02/29/96             35,000          34,675
 5.58%, 03/21/96             10,000           9,878
                                            -------
                                            343,063
                                            -------
MORTGAGE BANKING--0.5%
Fleet Mortgage Group, Inc.
 5.86%, 01/26/96             25,000          24,900
 5.81%, 02/22/96             23,000          22,810
 5.66%, 03/06/96             25,000          24,747
                                            -------
                                             72,457
                                            -------
PERSONAL CARE PRODUCTS--0.4%
Colgate-Palmolive Co.
 5.80%, 01/22/96             52,000          51,827
                                            -------
PHARMACEUTICALS--0.5%
Glaxo Wellcome PLC
 5.79%, 01/17/96             50,000          49,873
 5.79%, 01/18/96             22,000          21,941
                                            -------
                                             71,814
                                            -------
SECURITIES BROKERAGE-DEALER--12.3%
BT Securities Corp.
 5.84%, 01/25/96             18,000          17,931
 5.77%, 02/16/96             20,000          19,855
Bear Stearns
 Companies, Inc.
 5.79%, 02/07/96             65,000          64,619
CS First Boston, Inc.
 5.79%, 01/08/96             30,000          29,967
 5.82%, 02/05/96             30,000          29,833
Dean Witter Discover
 5.79%, 01/19/96             30,000          29,915
 5.79%, 02/08/96             23,000          22,862
 5.79%, 02/16/96             25,000          24,818
Goldman Sachs Group, LP
 5.82%, 01/11/96            100,000          99,841
 5.83%, 01/17/96            120,000         119,694
 5.83%, 01/18/96             50,000          49,865
 5.75%, 01/24/96             50,000          49,820
 5.80%, 03/08/96            123,000         121,704
 5.77%, 03/21/96             24,000          23,700
 5.77%, 03/22/96             44,000          43,443
 5.72%, 04/08/96             50,000          49,238
 5.72%, 04/09/96            100,000          98,460
Lehman Brothers
 Holdings, Inc.
 5.74%, 03/15/96             25,000          24,710
 5.64%, 03/27/96             16,000          15,787
Morgan Stanley Group,
 Inc.
 5.83%, 01/08/96             30,000          29,966
 5.83%, 01/09/96             42,000          41,946
 5.83%, 01/10/96             50,000          49,928
 5.78%, 02/06/96            183,000         181,957
 5.78%, 02/07/96             50,000          49,707
 5.79%, 02/08/96             70,000          69,579
 5.79%, 02/09/96             15,000          14,907
 5.79%, 02/12/96             75,000          74,501
 5.89%, 02/13/96             35,000          34,761
Nomura Holdings
 America, Inc.
 5.92%, 01/03/96             13,000          12,996
 5.92%, 01/04/96             39,000          38,981
 5.85%, 01/11/96             15,000          14,976
 5.88%, 01/12/96              5,000           4,991
 5.86%, 01/18/96             20,000          19,946
 5.86%, 01/22/96              9,000           8,970
Paine Webber Group, Inc.
 5.95%, 01/03/96             15,000          14,995
 5.95%, 01/05/96             35,000          34,977
Salomon, Inc.
 6.15%, 01/02/96             16,902          16,899
 6.02%, 02/14/96             40,000          39,710
 6.02%, 02/15/96             40,000          39,704
                                          ---------
                                          1,730,459
                                          ---------
STUDENT LOANS--0.5%
Student Loan Corp.
 5.77%, 02/16/96             25,000          24,819
 5.76%, 02/16/96             25,000          24,819
                                           --------
                                             49,638
                                           --------
TOTAL CORPORATE OBLIGATIONS (Cost
 $7,856,346)                              7,856,346
                                          ---------
VARIABLE RATE OBLIGATIONS--6.8%(b)
ASSET BACKED SECURITIES--0.2%
Advanta Credit Card
 Master Trust
 5.87%, 01/07/96             24,000          24,000
                                           --------
BANKING--DOMESTIC BANK
 HOLDING COMPANY--0.5%
Bankers Trust New York Corp.
 6.13%, 01/02/96             75,000          75,000
                                           --------
BANKING--DOMESTIC--0.1%
6700 Cherry Avenue
 Partners Variable Rate
 Demand Bonds Series
 1993/
 (Wells Fargo Bank LOC)
 6.35%, 01/07/96             10,500          10,500
                                           --------
BANKING--FRANCE--1.0%
New Jersey Economic
 Development Authority
 Taxable Adjustable Rate
 Money Market Securities
 (GE Aerospace Camden
 Development Project)
 Series A/(Banque
 Nationale de Paris LOC)
 5.86%, 01/07/96             28,700          28,700

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
New Jersey Economic
 Development Authority
 Taxable Adjustable Rate
 Money Market Securities
 (GE Aerospace Camden
 Development Project)
 Series B/(Banque
 Nationale de Paris LOC)
 5.86%, 01/07/96            $10,000        $ 10,000
The City of New York,
 General Obligation
 Bonds, Fiscal 1995
 Series F-8/
 (Societe Generale LOC)
 6.00%, 01/07/96             51,000          51,000
The City of New York,
 General Obligation
 Bonds, Fiscal 1996
 Series A-2/
 (Societe Generale LOC)
 6.00%, 01/07/96             52,500          52,500
                                            -------
                                            142,200
                                            -------
BANKING--GERMANY--0.2%
General Obligation
 Refunding Bonds of the
 County of Hudson
 Variable Rate Demand
 Obligations Taxable
 Series 1995/ (Landesbank
 Hessen-Thuringen
 Girozentrale LOC)
 6.05%, 01/07/96             22,540          22,540
                                            -------
BANKING--JAPAN--0.1%
Baldwin Park
 Redevelopment Agency
 1993 Refunding Revenue
 Bonds (Baldwin Park
 Hotel Project)/
 (Sumitomo Bank LOC)
 6.07%, 01/09/96             14,700          14,700
Town of Islip Industrial
 Development Agency 1992
 Taxable Adjustable Rate
 Industrial Development
 Revenue Bonds (Nussdorf
 Associates/Quality King
 Distributors, Inc.
 Facility)/
 (Bank of Tokyo LOC)
 5.84%, 01/07/96              6,275           6,275
                                            -------
                                             20,975
                                            -------
BANKING--NETHERLANDS--0.2%
New Jersey Economic
 Development Authority
 Adjustable Rate Lease
 Revenue Taxable Bonds
 (Barnes & Noble, Inc.
 Distribution and Freight
 Consolidation Center
 Project) Series 1995A/
 (Rabobank Nederland N.V.
 LOC)
 5.86%, 01/07/96             21,700          21,700
New Jersey Economic
 Development Authority
 Adjustable Rate Lease
 Revenue Taxable Bonds
 (Barnes & Noble, Inc.
 Distribution and Freight
 Consolidation Center
 Project) Series 1995B/
 (Rabobank Nederland N.V.
 LOC)
 5.86%, 01/07/96             10,000          10,000
                                            -------
                                             31,700
                                            -------
CITY OR COUNTY
 GENERAL OBLIGATIONS--0.3%
Orange County, California
 Taxable Notes Series
 1994-1995 (d)
 5.97%, 06/30/96             41,500          41,500
                                            -------
EDUCATION--0.3%
Development Authority of
 Dekalb County Taxable
 Variable Rate Revenue
 Bonds (Emory University
 Project) Series 1995B
 6.05%, 01/07/96             36,415          36,415
                                            -------
INSURANCE--0.7%
Commonwealth Life
 Insurance Co.
 6.03%, 01/01/96            100,000         100,000
                                            -------
MONOLINE INSURANCE--0.3%
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995A/
 (MBIA Insurance)
 6.05%, 01/07/96             13,000          13,000
Baptist Health Systems of
 South Florida, Inc. Taxable
 Variable Rate Direct Note
 Obligations Series 1995B/
 (MBIA Insurance)
 6.05%, 01/07/96             19,000          19,000

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
New Orleans Aviation
 Board Taxable Refunding
 Bonds Series 1993A/
 (MBIA Insurance)
 6.01%, 01/07/96            $ 3,800         $ 3,800
                                            -------
                                             35,800
                                            -------
SECURITIES BROKERAGE-DEALER--2.9%
Bear Stearns
 Companies, Inc.
 6.03%, 01/04/96            125,000         125,000
 5.99%, 01/08/96             50,000          50,000
 5.99%, 02/01/96            100,000         100,000
 5.91%, 03/21/96             30,000          30,000
Lehman Brothers
 Holdings, Inc.
 5.90%, 01/30/96            100,000         100,000
                                            -------
                                            405,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $945,630)                            945,630
                                            -------
AGENCY OBLIGATIONS--1.6%
COUPON NOTES--1.6%
Federal National
 Mortgage Assoc.
 5.50%, 06/12/96             56,000          55,959
 5.62%, 07/02/96             72,000          71,956
 5.91%, 08/19/96            100,000         100,156
                                            -------
TOTAL AGENCY OBLIGATIONS
 (Cost $228,071)                            228,071
                                            -------
BANK NOTES--4.0%
BANKING--DOMESTIC--4.0%
Bank of America Illinois
 5.80%, 01/09/96             95,000          95,000
FCC National Bank
 5.52%, 06/06/96             50,000          50,000
 5.52%, 06/07/96             50,000          50,000
First of America--Indiana
 5.80%, 01/09/96             21,000          21,000
Mellon Bank N.A.
 5.80%, 04/02/96            100,000         100,000
 5.80%, 10/17/96             30,000          29,987
NationsBank, N.A.
 (Carolinas)
 5.54%, 06/04/96             50,000          50,000
 5.54%, 06/06/96             50,000          50,000
PNC Bank, N.A.
 5.58%, 05/24/96             15,000          15,016
Sea First--Seattle
 5.80%, 01/11/96             50,000          50,000
 5.80%, 01/12/96             50,000          50,000
                                            -------
TOTAL BANK NOTES
 (Cost $561,003)                            561,003
                                            -------
CERTIFICATES OF DEPOSIT--29.8%
BANKING--CANADA--3.0%
Bank of Montreal
 5.84%, 01/05/96             25,000          25,000
 5.79%, 01/11/96             25,000          25,000
 5.80%, 01/31/96             50,000          50,000
Canadian Imperial Bank
 of Commerce
 5.81%, 01/24/96             57,000          57,000
 5.81%, 01/26/96            125,000         125,000
 5.81%, 01/31/96            140,000         140,000
                                            -------
                                            422,000
                                            -------
BANKING--DOMESTIC--0.5%
MBNA America Bank N.A.
 5.75%, 04/10/96             33,000          33,000
 5.63%, 04/16/96             10,000          10,000
 5.62%, 04/19/96             25,000          25,000
                                            -------
                                             68,000
                                            -------
BANKING--FRANCE--4.5%
Banque Nationale de Paris
 5.80%, 02/08/96             10,000          10,010
 5.58%, 05/07/96             10,000          10,002
 5.55%, 05/10/96             18,750          18,749
 5.54%, 06/13/96             20,000          20,001
 5.47%, 09/16/96             90,000          90,116
Societe Generale
 5.84%, 01/18/96            137,000         137,001
 5.80%, 01/25/96            145,000         145,000
 5.84%, 03/05/96             60,000          60,004
 5.74%, 03/07/96             60,000          60,014
 5.84%, 03/14/96             25,000          25,002
 5.85%, 03/20/96             20,000          20,000
 5.78%, 04/17/96             35,000          35,060
                                            -------
                                            630,959
                                            -------
BANKING--GERMANY--2.3%
Commerzbank AG
 5.79%, 01/16/96             25,000          25,000
 5.79%, 01/17/96             50,000          50,000
Deutsche Bank
 5.79%, 01/23/96            125,000         125,000
 5.79%, 01/30/96            125,000         125,000
                                            -------
                                            325,000
                                            -------
BANKING--JAPAN--13.6%
Dai-Ichi Kangyo Bank,
 Ltd.
 6.12%, 01/12/96             30,000          30,000
 6.10%, 01/12/96             40,000          40,000
 6.22%, 01/18/96             22,000          22,000
 6.22%, 01/19/96             25,000          25,000
 6.30%, 01/22/96             18,000          18,000
 6.42%, 01/23/96             50,000          49,996
 6.42%, 01/24/96             25,000          25,000
 6.42%, 01/25/96             25,000          25,000
 6.42%, 01/26/96             25,000          25,000
 6.02%, 02/09/96             27,000          27,004
 6.02%, 02/12/96             20,000          20,003
 5.88%, 02/21/96             50,000          49,996
 5.86%, 03/20/96             32,000          31,997

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             Par           Value
                           --------     -----------
Industrial Bank of
 Japan, Ltd.
 6.25%, 01/02/96           $ 69,000       $  69,000
 6.23%, 01/03/96             70,000          70,000
 6.25%, 01/04/96             75,000          75,000
 6.15%, 01/04/96             52,000          52,000
 6.14%, 01/05/96             33,000          33,000
Mitsubishi Bank, Ltd.
 6.15%, 01/02/96             50,000          50,000
 6.14%, 01/02/96             25,000          25,000
 6.14%, 01/03/96             25,000          25,000
 5.82%, 03/01/96             49,000          49,013
 5.84%, 03/05/96             25,000          25,001
 5.82%, 03/06/96             12,000          12,001
 5.88%, 03/08/96             40,000          39,994
 5.83%, 03/12/96             39,000          38,998
 5.80%, 03/12/96             50,000          50,001
 5.83%, 03/14/96             60,000          60,001
 5.83%, 03/19/96             60,000          60,000
 5.83%, 03/20/96             55,000          55,000
Sanwa Bank, Ltd.
 6.02%, 02/05/96             10,000          10,001
 6.17%, 02/20/96             39,000          39,000
 6.15%, 02/20/96             94,000          94,003
 6.22%, 02/21/96             72,000          72,001
 5.92%, 02/29/96             50,000          50,004
 5.82%, 04/15/96             20,000          19,999
 5.81%, 04/23/96             50,000          50,002
Sumitomo Bank, Ltd.
 6.26%, 01/02/96             35,000          35,000
 6.18%, 01/03/96             25,000          25,000
 6.38%, 01/05/96             48,000          48,000
 6.18%, 01/09/96             25,000          25,000
 6.25%, 01/30/96             50,000          50,000
 6.25%, 01/31/96             50,000          50,000
 5.80%, 02/27/96             50,000          50,001
 5.70%, 03/19/96             55,000          55,001
 5.70%, 03/20/96             60,000          60,001
                                          ---------
                                          1,911,018
                                          ---------
BANKING--NETHERLANDS--1.9%
ABN-AMRO Bank N.V.
 5.83%, 02/21/96             37,000          36,995
 5.57%, 05/08/96             15,000          14,998
 5.75%, 06/04/96             25,000          24,978
 5.78%, 06/05/96             17,000          16,983
 5.75%, 06/05/96            120,000         119,892
 5.58%, 06/05/96             58,000          57,988
                                           --------
                                            271,834
                                           --------
BANKING--SWITZERLAND--0.7%
Union Bank of Switzerland
 5.55%, 05/03/96            100,000         100,003
                                           --------
BANKING--UNITED KINGDOM--3.3%
Abbey National PLC
 5.80%, 01/16/96            146,000         145,996
 5.56%, 05/13/96             25,000          24,997
 5.53%, 06/14/96            100,000         100,004
 5.58%, 06/21/96             70,000          70,020
Bank of Scotland
 5.54%, 06/10/96             25,000          24,996
 5.51%, 06/11/96             50,000          50,002
National Westminster Bank
 PLC
 5.72%, 02/06/96             16,000          16,000
 5.70%, 04/09/96             25,000          25,001
                                           --------
                                            457,016
                                           --------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $4,185,830)                        4,185,830
                                          ---------
REMARKETED CERTIFICATES--0.6%
ASSET BACKED SECURITIES--0.6%
Black & Decker
 RECOP Trust
 5.73%, 03/13/96             36,592          36,591
 5.62%, 03/26/96             15,000          15,000
Circuit City RECOP Trust
 5.75%, 03/04/96             27,000          27,000
                                           --------
TOTAL REMARKETED CERTIFICATES
 (Cost $78,591)                              78,591
                                           --------
                           Maturity
                           --------
REPURCHASE AGREEMENT--1.3%(c)
Salomon Brothers, Inc. 5.92%
 Issue Date 12/29/95
 Due 01/02/96
 Collateralized By:
 FHLMC: $47,069 Par;
 6.00% Due 11/01/98
 FNMA: $42,421 Par;
 7.00% Due 05/01/08
 FNMA: $42,404 Par;
 9.00% Due 04/01/25
 FNMA: $42,917 Par;
 9.00% Due 03/01/25
 FHLMC: $11,137 Par;
 6.00% Due 09/01/23
 FHLMC: $1,280 Par;
 11.25% Due 02/15/15
 FHLMC: $35,066 Par;
 9.00% Due 03/01/25         185,122         185,000
                                           --------
TOTAL REPURCHASE AGREEMENT
 (Cost $185,000)                            185,000
                                           --------
TOTAL INVESTMENTS--100.0%
 (Cost $14,040,471)                     $14,040,471
                                        ===========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
VARIABLE RATE OBLIGATIONS--17.6%(b)
Federal Home Loan Bank
 5.75%, 02/14/96            $ 20,000       $ 20,000
 5.51%, 03/08/96              10,000          9,996
 5.47%, 03/08/96              20,000         19,994
Student Loan Marketing
 Assoc.
 5.50%, 01/02/96              29,010         29,038
 5.45%, 01/02/96               9,165          9,185
 5.43%, 01/02/96              21,675         21,702
 5.40%, 01/02/96             125,330        125,299
 5.27%, 01/02/96              25,000         25,002
 5.26%, 01/02/96              40,000         40,000
 5.23%, 01/02/96              30,000         30,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $330,216)                            330,216
                                            -------
AGENCY OBLIGATIONS--33.1%
COUPON NOTES--21.5%
Federal Farm Credit Bank
 5.88%, 09/03/96              25,000         25,004
Federal Home Loan Bank
 7.15%, 01/26/96              28,950         28,955
 6.91%, 02/21/96              26,000         26,035
 6.11%, 05/17/96              25,000         25,027
 8.25%, 05/27/96               9,040          9,125
 7.81%, 07/17/96              11,240         11,353
Federal National Mortgage
 Assoc.
 9.20%, 01/10/96              16,155         16,165
 6.46%, 03/27/96              45,000         45,071
 6.27%, 04/03/96              15,000         15,010
 5.59%, 07/01/96              13,085         13,066
 5.62%, 07/02/96              25,000         24,984
 8.00%, 07/10/96              19,980         20,191
 5.91%, 08/19/96              25,000         25,039
 5.64%, 09/09/96              30,000         29,980
 5.60%, 09/20/96              20,000         19,981
 5.50%, 09/23/96              10,000          9,981
 5.68%, 10/07/96              40,000         39,988
 5.37%, 12/18/96              20,000         19,990
                                            -------
                                            404,945
                                            -------
DISCOUNT NOTES--11.6%
Federal Farm Credit Bank
 5.49%, 02/05/96              15,000         14,920
 5.75%, 02/06/96              17,425         17,328
Federal Home Loan Bank
 5.74%, 02/05/96              12,000         11,935
 5.39%, 03/22/96              11,000         10,868
 5.39%, 03/27/96               9,600          9,478
Federal Home Loan Mortgage
 Corp.
 5.56%, 01/05/96                 930            929
 5.70%, 01/16/96              45,025         44,919
 5.89%, 02/01/96              15,000         14,927
 5.42%, 03/07/96              15,000         14,853
 5.41%, 03/18/96              34,575         34,180
Federal National Mortgage
 Assoc.
 5.34%, 09/24/96              20,000         19,239
 5.38%, 10/30/96              25,000         23,918
                                            -------
                                            217,494
                                            -------
TOTAL AGENCY OBLIGATIONS
 (Cost $622,439)                            622,439
                                            -------
U.S. TREASURY OBLIGATIONS--1.0%
U.S. Treasury Notes
 4.25%, 05/15/96             $20,000       $ 19,888
                                            -------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $19,888)                              19,888
                                            -------
                            Maturity
                            --------
REPURCHASE AGREEMENTS--48.3%(c)
CS First Boston Corp.
 5.72%
 Issue Date 12/05/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $40,765 Par;
 6.50% Due 04/15/08
 FHLMC: $12,000 Par;
 6.50% Due 02/15/24
 FNMA: $1,195 Par;
 6.00% Due 11/25/97           35,790         35,603
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.70%
 Issue Date 12/14/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $29,580 Par;
 6.07% Due 10/25/17           26,478         26,378
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/02/95
 Last Put Date 12/27/95
 Due 01/03/96
 Collateralized By:
 FHLMC: $32,345 Par;
 6.58% Due 12/15/23
 FHLMC: $24,740 Par;
 6.10% Due 12/15/23           50,743         50,000
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/04/95
 Last Put Date 12/28/95
 Due 01/04/96
 Collateralized By:
 FNMA: $23,795 Par;
 6.25% Due 06/25/20
 FNMA: $16,600 Par; 6.10%
 Due 12/25/13
 FHLMC: $22,000 Par; 9.50%
 Due 04/15/20
 FNMA: $10,000 Par;
 6.53% Due 03/25/24           55,000         54,204

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Maturity       Value
                            --------     ----------
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/12/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $46,270 Par;
 6.50% Due 11/25/17
 FNMA: $6,425 Par;
 6.50% Due 05/25/21          $41,011        $40,449
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/17/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $21,865 Par;
 5.75% Due 07/25/20
 FNMA: $14,725 Par;
 6.52% Due 03/25/24
 FNMA: $390 Par;
 6.50% Due 09/25/20           31,018         30,617
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/18/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $23,975 Par;
 5.75% Due 09/25/16           21,976         21,695
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 10/23/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $23,395 Par;
 7.18% Due 02/25/22           22,595         22,324
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.75%
 Issue Date 12/15/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $27,500 Par;
 6.50% Due 07/25/18
 FNMA: $8,885 Par;
 6.50% Due 07/25/23           34,725         34,598
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.76%
 Issue Date 10/25/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $21,555 Par;
 5.75% Due 07/25/20
 FHLMC: $31,425 Par;
 7.00% Due 02/15/22           30,043         29,691
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.78%
 Issue Date 11/22/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $22,945 Par;
 6.83% Due 02/15/21           22,708         22,542
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.81%
 Issue Date 11/16/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $30,000 Par;
 6.50% Due 08/15/08
 FNMA: $14,365 Par;
 5.00% Due 12/25/12           36,627         36,322
Donaldson, Lufkin &
 Jenrette
 Securities Corp. 5.81%
 Issue Date 12/04/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $68,455 Par;
 6.49% Due 03/15/24           64,258         63,907
Fuji Securities, Inc.
 5.75%
 Issue Date 11/01/95
 Due 01/08/96
 Collateralized By:
 U.S. Treasury Notes:
 $27,370 Par;
 9.13% Due 05/15/99
 U.S. Treasury Notes: $200
 Par;
 6.00% Due 06/30/96           30,326         30,000
Lehman Government
 Securities, Inc. 5.75%
 Issue Date 10/03/95
 Last Put Date 12/26/95
 Due 01/02/96
 Collateralized By:
 FHLMC: $29,600 Par;
 5.85% Due 10/15/02
 FNMA: $24,057 Par;
 8.00% Due 06/01/07
 FHLMC: $22,200 Par;
 5.50% Due 11/01/00
 FHLMC: $769 Par;
 6.00% Due 05/15/08           57,350         56,528
Lehman Government
 Securities, Inc. 5.75%
 Issue Date 12/11/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $13,763 Par;
 6.00% Due 08/15/07
 FHLMC: $14,794 Par;
 5.82% Due 08/15/23
 FNMA: $16,570 Par;
 6.00% Due 11/25/19
 FNMA: $10,000 Par;
 6.50% Due 04/25/23
 FHLMC: $505 Par;
 6.00% Due 05/15/08           44,264         44,074

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB GOVERNMENT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                            Maturity       Value
                            --------     ----------
Lehman Government
 Securities, Inc. 5.76%
 Issue Date 10/24/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $18,753 Par;
 6.46% Due 09/15/07
 FNMA: $9,358 Par;
 7.09% Due 10/25/23
 FNMA: $18,270 Par;
 6.24% Due 08/25/19
 FHLMC: $20 Par;
 6.50% Due 10/15/08
 FHLMC: $938 Par;
 6.00% Due 05/15/08          $35,436        $35,016
Lehman Government
 Securities, Inc. 5.76%
 Issue Date 10/26/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $12,139 Par;
 6.25% Due 11/15/08
 FHLMC: $9,033 Par;
 6.50% Due 01/15/02
 FNMA: $13,187 Par;
 7.00% Due 11/01/08
 FHLMC: $600 Par;
 6.00% Due 05/15/08           27,368         27,052
Lehman Government
 Securities, Inc. 5.80%
 Issue Date 12/08/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $8,777 Par;
 7.50% Due 11/15/21
 FNMA: $13,332 Par;
 6.30% Due 04/25/17
 FHLMC: $12,321 Par;
 7.50% Due 05/01/09
 FNMA: $15,000 Par;
 8.50% Due 01/01/08
 FHLMC: $9,919 Par;
 6.50% Due 10/01/99           44,743         44,528
Lehman Government
 Securities, Inc. 5.81%
 Issue Date 12/06/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FNMA: $10,341 Par; 6.47%
 Due 03/25/24
 FHLMC: $4,664 Par;
 6.53% Due 11/15/21
 FNMA: $21,000 Par;
 7.00% Due 08/25/23
 FHLMC: $500 Par;
 6.00% Due 05/15/08           34,305         34,129
Lehman Government
 Securities, Inc. 5.82%
 Issue Date 12/13/95 Last
 Put Date 12/31/95 Due
 01/07/96 Collateralized
 By:
 FHLMC: $45,760 Par;
 6.70% Due 01/15/22
 FHLMC: $19,450 Par;
 7.00% Due 01/15/23
 FNMA: $10,750 Par;
 6.24% Due 01/25/24           33,809         33,673
Salomon Brothers, Inc.
 5.75%
 Issue Date 11/27/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FNMA: $34,664 Par;
 7.00% Due 12/01/99
 FHLMC: $4,142 Par;
 6.00% Due 11/15/07
 U.S. Treasury Notes:
 $144 Par;
 11.25% Due 02/15/15          22,976         22,827
Salomon Brothers, Inc.
 5.80%
 Issue Date 11/17/95
 Last Put Date 12/31/95
 Due 01/07/96
 Collateralized By:
 FHLMC: $17,100 Par;
 5.00% Due 09/15/20
 FNMA: $32,900 Par;
 7.50% Due 06/01/09
 FNMA: $38,485 Par;
 8.00% Due 06/01/07           61,075         60,577
Salomon Brothers, Inc.
 5.84%
 Issue Date 11/30/95
 Last Put Date 12/29/95
 Due 01/05/96
 Collateralized By:
 FHLMC: $25,201 Par;
 8.00% Due 08/01/25
 FNMA: $50,000 Par;
 8.00% Due 06/01/07
 FNMA: $3,921 Par;
 7.00% Due 12/01/99 U.S.
 Treasury Notes:
 $210 Par;
 11.25% Due 02/15/15          50,776         50,481
                                           --------
TOTAL REPURCHASE AGREEMENTS
 (Cost $907,215)                            907,215
                                           --------
TOTAL INVESTMENTS--100.0%
 (Cost $1,879,758)                       $1,879,758
                                         ==========

              See accompanying Notes to Schedules of Investments.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
U.S. TREASURY OBLIGATIONS--100.0%
U.S. Treasury Bills
 5.37%-5.51%, 01/11/96      $ 18,275       $ 18,248
 5.34%-5.60%, 01/18/96        12,115         12,084
 5.46%, 01/25/96              20,000         19,928
 5.58%, 02/01/96              15,000         14,930
 5.39%-5.50%, 02/08/96       119,465        118,786
 5.38%-5.43%, 02/15/96         5,355          5,319
 5.39%-5.42%, 02/22/96        33,670         33,410
 5.02%-5.52%, 03/07/96       119,935        118,764
 5.49%, 03/14/96               1,525          1,508
 5.02%, 03/28/96              11,960         11,817
U.S. Treasury Notes
 9.25%, 01/15/96             100,000        100,129
 4.00%-7.50%, 01/31/96        78,505         78,462
 4.63%-8.88%, 02/15/96       174,250        174,369
 4.63%, 02/29/96             108,705        108,543
 7.75%, 03/31/96              40,000         40,198
 9.38%, 04/15/96              20,000         20,198
 5.50%-7.63%, 04/30/96       100,000        100,296
 7.38%, 05/15/96              50,000         50,341
 5.88%, 05/31/96              54,290         54,385
 7.88%, 07/15/96              25,000         25,313
 6.13%, 07/31/96              25,000         25,097
 6.50%, 09/30/96              23,775         23,980
 6.88%, 10/31/96              28,000         28,351
                                           --------
TOTAL U.S. TREASURY OBLIGATIONS
 (Cost $1,184,456)                        1,184,456
                                          ---------
TOTAL INVESTMENTS--100.0%
 (Cost $1,184,456)                       $1,184,456
                                         ==========

NOTES TO SCHEDULES OF INVESTMENTS.

     Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below and Treasury and Agency notes which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Schwab Money Market Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Money Market Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Schwab Money Market Fund was $2,002,545,000 which represented 14.29% of net assets. Of this total, $1,723,954,000 or 12.30% of net assets, was determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

                            (Continued on next page)

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------
NOTES TO SCHEDULES OF INVESTMENTS. (CONTINUED)

     (c) Due dates shown for repurchase agreements represent either the final maturity date or put date, which is considered the maturity date for financial reporting purposes.

     (d) With respect to this security, as of December 31, 1995, the Schwab Money Market Fund was the beneficiary under a $10,375,000 irrevocable letter of credit issued by Bank of America National Trust and Savings Association which allows the Fund to make a demand for partial payment of the security's principal amount under certain conditions upon maturity or disposition of the security by the Fund. The letter of credit, which expires on August 1, 1996, does not provide complete credit support, and therefore, the Fund continues to be exposed to some risk of loss of principal of the security. The Charles Schwab Corporation has agreed to reimburse the bank for any payments made by the bank to the Fund under this letter of credit. See Note 7 to the Financial Statements for further discussion.

    Abbreviations
    -------------
    FHLMC      Federal Home Loan Mortgage Corporation
    FNMA       Federal National Mortgage Association
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    RECOP      Remarketed Certificates of Participation

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                     Schwab         Schwab        Schwab
                                      Money       Government   U.S. Treasury
                                     Market         Money          Money
                                      Fund           Fund          Fund
                                   -----------    ----------   -------------
ASSETS
Investments, at value
  (Cost: $14,040,471, $1,879,758
  and $1,184,456, respectively)    $14,040,471    $1,879,758    $ 1,184,456
Cash                                        --            24              2
Interest receivable                     67,867        18,397         17,149
Deferred organization costs                 --            --             11
Prepaid expenses                         2,426            80             39
                                   -----------    ----------     ----------
     Total assets                   14,110,764     1,898,259      1,201,657
                                   -----------    ----------     ----------
LIABILITIES
Payable for:
  Dividends                             90,867       12,349           7,248
  Investment advisory and
     administration fee                  3,450          471             188
  Transfer agency and shareholder
     service fees                        4,962          693             387
  Other                                  1,098          177             145
                                   -----------    ----------     ----------
     Total liabilities                 100,377       13,690           7,968
                                   -----------    ----------     ----------
Net assets applicable to
  outstanding shares               $14,010,387    $1,884,569    $ 1,193,689
                                   ===========    ==========     ==========
NET ASSETS CONSIST OF:
  Capital paid in                  $14,010,737    $1,884,838    $ 1,193,821
  Accumulated net realized loss
     on investments sold                  (350)        (269)           (132)
                                   -----------    ----------     ----------
                                   $14,010,387    $1,884,569    $ 1,193,689
                                   ===========    ==========     ==========
THE PRICING OF SHARES
  Outstanding shares,
     $0.00001 par value
     (unlimited shares
     authorized)                    14,010,737    1,884,838       1,193,821
  Net asset value, offering and
     redemption price per share          $1.00        $1.00           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                      Schwab        Schwab        Schwab
                                      Money       Government   U.S. Treasury
                                      Market        Money          Money
                                       Fund          Fund          Fund
                                     --------     ----------   -------------
Interest income                      $760,926      $113,106       $57,635
                                     --------      --------       -------
Expenses:
  Investment advisory and
     administration fee                52,254         8,280         4,575
  Transfer agency and
     shareholder service fees          56,873         8,540         4,502
  Custodian fees                          886           262           206
  Registration fees                     1,185            88           221
  Professional fees                       359            52            26
  Shareholder reports                   1,275           205            82
  Trustees' fees                           78            12             5
  Amortization of deferred
     organization
     costs and other prepaid
     expenses                             120             3            14
  Insurance and other expenses            390            59            22
                                     --------      --------       -------
                                      113,420        17,501         9,653
Less expenses reduced                 (18,632)       (3,268)       (3,150)
                                     --------      --------       -------
  Total expenses incurred by Fund      94,788        14,233         6,503
                                     --------      --------       -------
Net investment income                 666,138        98,873        51,132
Net realized gain (loss) on
  investments sold                          4          (162)          (60)
                                     --------      --------       -------
Increase in net assets resulting
  from operations                    $666,142      $ 98,711       $51,072
                                     ========      ========       =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS (in thousands)

--------------------------------------------------------------------------------

                                 Schwab Money               Schwab Government         Schwab U.S. Treasury
                                  Market Fund                  Money Fund                  Money Fund
                          ---------------------------   -------------------------   -------------------------
                          \------------------------- For the year ended December 31, -----------------------\
                              1995           1994          1995          1994          1995          1994
                          ------------   ------------   -----------   -----------   -----------   -----------
Operations:
 Net investment income    $    666,138   $    371,652   $    98,873   $    68,248   $    51,132   $    19,233
 Net realized gain
   (loss)
   on investments sold               4           (124)         (162)          (23)          (60)          (45)
                          ------------   ------------   -----------   -----------   -----------   -----------
 Increase in net assets
   resulting from
   operations                  666,142        371,528        98,711        68,225        51,072        19,188
                          ------------   ------------   -----------   -----------   -----------   -----------
Dividends to
 shareholders from
 net investment income        (666,138)      (371,652)      (98,873)      (68,248)      (51,132)      (19,233)
                          ------------   ------------   -----------   -----------   -----------   -----------
Capital share
 transactions (dollar
 amounts and
 number of shares
 are the same):
 Proceeds from shares
   sold                     35,277,474     27,194,342     4,120,476     4,092,811     2,979,266     1,791,760
 Net asset value of
   shares issued in
   reinvestment of
   dividends                   630,347        323,920        95,940        61,588        46,352        15,433
 Less payments for
   shares redeemed         (33,124,743)   (24,455,432)   (4,229,013)   (4,001,651)   (2,635,740)   (1,381,420)
                          ------------   ------------   -----------   -----------   -----------   -----------
 Increase (decrease)
   in net assets from
   capital share
   transactions              2,783,078      3,062,830       (12,597)      152,748       389,878       425,773
                          ------------   ------------   -----------   -----------   -----------   -----------
 Total increase (decrease)
   in net assets             2,783,082      3,062,706       (12,759)      152,725       389,818       425,728
                          ------------   ------------   -----------   -----------   -----------   -----------
 Net Assets:
   Beginning of period      11,227,305      8,164,599     1,897,328     1,744,603       803,871       378,143
                          ------------   ------------   -----------   -----------   -----------   -----------
   End of period          $ 14,010,387   $ 11,227,305   $ 1,884,569   $ 1,897,328   $ 1,193,689   $   803,871
                          ============   ============   ===========   ===========   ===========   ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUNDS

The Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund (the "Funds") are series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the three funds described above, the Trust also offers -- the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Money Market Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations. The Schwab Government Money Fund invests exclusively in a diversified portfolio of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements thereon. The Schwab U.S. Treasury Money Fund invests solely in United States Treasury notes, bills and other direct obligations of the United States Treasury, backed by the full faith and credit of the United States Government.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- Each Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Schwab Money Market Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. For advisory services and facilities furnished, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund each pay an annual fee, payable monthly, of .46% of the first $1 billion of each Fund's average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred investment advisory and administration fees of $52,254,000, $8,280,000 and $4,575,000, respectively, for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% of each Fund's average daily net assets. For the year ended December 31, 1995, the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred transfer agency and shareholder service fees of $56,873,000, $8,540,000 and $4,502,000, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund incurred fees of $78,000, $12,000 and $5,000, respectively, related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the ratio of operating expenses to average net assets for each Fund. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager was $15,603,000, $2,777,000 and $2,674,000 for the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund, respectively, and the total of such fees reduced by Schwab was $3,029,000, $491,000 and $476,000 for the Schwab Money Market Fund, the

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, were as follows (in thousands):

                                                                                            Schwab
                                                  Schwab Money     Schwab Government     U.S. Treasury
                                                  Market Fund         Money Fund          Money Fund
                                                  ------------     -----------------     -------------
Purchases                                         $54,457,921         $10,324,703         $ 4,666,466
Proceeds of sales and maturities                  $51,703,327         $10,338,043         $ 4,283,007

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                Schwab Money Market Fund
                                            ----------------------------------------------------------------
                                            \--------------- For the year ended December 31, --------------\
                                               1995          1994          1993         1992         1991
                                            ----------------------------------------------------------------
Net asset value at beginning of period            $1.00         $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                              .05           .04          .03          .03          .06
 Net realized and unrealized gain
   (loss) on investments                             --            --           --           --           --
                                            -----------   -----------   ----------   ----------   ----------
 Total from investment operations                   .05           .04          .03          .03          .06
Less distributions
------------------
 Dividends from net investment income              (.05)         (.04)        (.03)        (.03)        (.06)
 Distributions from realized gain on
   investments                                       --            --           --           --           --
                                            -----------   -----------   ----------   ----------   ----------
 Total distributions                               (.05)         (.04)        (.03)        (.03)        (.06)
                                            -----------   -----------   ----------   ----------   ----------
Net asset value at end of period                  $1.00         $1.00        $1.00        $1.00        $1.00
                                            ===========   ===========   ==========   ==========   ==========
Total return (%)                                   5.41          3.68         2.67         3.48         5.70
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)           $14,010,387   $11,227,305   $8,164,599   $6,134,167   $4,866,584
 Ratio of expenses to
   average net assets (%)                           .75           .74          .73          .70          .78
 Ratio of net investment income to
   average net assets (%)                          5.27          3.68         2.64         3.40         5.52

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab Money Market Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .90%, .90%, .91%, .92% and .94%, respectively, and the ratio of net investment income to average net assets would have been 5.12%, 3.52%, 2.46%, 3.18% and 5.36%, respectively.

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                Schwab Government Money Fund
                                               --------------------------------------------------------------
                                               \-------------- For the year ended December 31, -------------\
                                                  1995         1994         1993         1992         1991
                                               --------------------------------------------------------------
Net asset value at beginning of period              $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                                .05          .04          .03          .03          .05
 Net realized and unrealized gain
   (loss) on investments                               --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------
 Total from investment operations                     .05          .04          .03          .03          .05
Less distributions
------------------
 Dividends from net investment income                (.05)        (.04)        (.03)        (.03)        (.05)
 Distributions from realized gain
   on investments                                      --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------
 Total distributions                                 (.05)        (.04)        (.03)        (.03)        (.05)
                                               ----------   ----------   ----------   ----------   ----------
Net asset value at end of period                    $1.00        $1.00        $1.00        $1.00        $1.00
                                               ==========   ==========   ==========   ==========   ==========
Total return (%)                                     5.34         3.62         2.66         3.42         5.53
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)              $1,884,569   $1,897,328   $1,744,603   $1,592,793   $1,458,705
 Ratio of expenses to
   average net assets (%)                             .75          .74          .73          .72          .70
 Ratio of net investment income to
   average net assets (%)                            5.21         3.56         2.63         3.36         5.38

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab Government Money Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .92%, .92%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 5.04%, 3.38%, 2.43%, 3.14% and 5.13%, respectively.

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------
SCHWAB MONEY MARKET FUND, SCHWAB GOVERNMENT MONEY FUND
& SCHWAB U.S. TREASURY MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

                                                          Schwab U.S. Treasury Money Fund
                                         ------------------------------------------------------------------
                                                                                            For the period
                                         \------ For the year ended December 31, ------\        ended
                                                                                             December 31,
                                            1995          1994         1993         1992       1991 1
                                         ------------------------------------------------------------------
Net asset value at beginning of period        $1.00        $1.00        $1.00        $1.00        $1.00
Income from investment operations
---------------------------------
 Net investment income                          .05          .04          .03          .03          .01
 Net realized and unrealized gain
   (loss) on investments                         --           --           --           --           --
                                         ----------     --------     --------     --------      -------
 Total from investment operations               .05          .04          .03          .03          .01
Less distributions
------------------
 Dividends from net investment income          (.05)        (.04)        (.03)        (.03)        (.01)
 Distributions from realized gain on
   investments                                   --           --           --           --           --
                                         ----------     --------     --------     --------      -------
 Total distributions                           (.05)        (.04)        (.03)        (.03)        (.01)
                                         ----------     --------     --------     --------      -------
Net asset value at end of period              $1.00        $1.00        $1.00        $1.00        $1.00
                                         ==========     ========     ========     ========      =======
Total return (%)                               5.25         3.52         2.54         3.26          .68
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)        $1,193,689     $803,871     $378,143     $178,895      $16,906'
 Ratio of expenses to
   average net assets (%)                       .65          .65          .65          .59          .24*
 Ratio of net investment income to
   average net assets (%)                      5.11         3.60         2.50         2.91         4.11*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the Schwab U.S. Treasury Money Fund for the periods ended December 31, 1995, 1994, 1993, 1992 and 1991 would have been .96%, 1.00%, 1.05%, 1.15% and 4.11%*, respectively, and the ratio of net investment income to average net assets would have been 4.80%, 3.25%, 2.10%, 2.35% and .24%*, respectively.

1 For the period November 6, 1991 (commencement of operations) to December 31,
    1991.

 *  Annualized

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. COMMITMENTS AND CONTINGENCIES

On December 6, 1994, Orange County, California and the investment pool maintained by Orange County filed for protection under Chapter 9 of the federal Bankruptcy Code. At December 31, 1995, the Schwab Money Market Fund had 0.30% of its net assets, or $41,500,000, in a security issued directly by Orange County. Prior to this security's original maturity date, the terms of this security were revised to extend the maturity to June 30, 1996, increase the security's interest rate and revise the interest payment schedule to require partial payments of interest prior to June 30, 1996 with a final payment of interest together with principal on June 30, 1996.

As of December 31, 1995, the Schwab Money Market Fund was the beneficiary under a $10,375,000 irrevocable letter of credit issued by Bank of America National Trust and Savings Association which permits the Fund to make a demand for partial payment under certain conditions upon maturity or disposition of the Orange County security. This letter of credit does not provide complete credit support, and therefore, the Fund continues to be exposed to some risk of loss of principal of the Orange County security. The Charles Schwab Corporation has agreed to reimburse the bank for any payments made by the bank to the Fund under this letter of credit. The letter of credit has not been needed to maintain the Fund's net asset value of $1.00 per share.

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Money Market Fund, the Schwab Government Money Fund and the Schwab U.S. Treasury Money Fund (three series constituting part of The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE OBLIGATIONS--57.8%(a)
ALABAMA--2.0%
Alabama Housing Finance
 Authority Single Family
 Housing Revenue Bonds
 Collateralized Home
 Mortgage Program Series
 1995C-1/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.05%, 01/07/96             $10,400        $10,400
Citronelle, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (AZKO Chemicals, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               1,100          1,100
Jefferson County, Alabama
 Sewer Revenue Warrants
 Series 1995A/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.20%, 01/07/96              12,500         12,500
Mobile County, Alabama
 Industrial Development
 Board Revenue Bonds
 (Ultraform Co.
 Project) Series B/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.00%, 01/07/96               1,000          1,000
Mobile County, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Ultraform Co. Project)
 Series A/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.00%, 01/07/96               7,480          7,480
Mobile, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding
 Bonds (Alabama
 Power Co. Project)
 Series 1993C
 5.15%, 01/07/96              12,000         12,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985C/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               2,000          2,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985F/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,000          9,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               6,390          6,390
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               5,295          5,295
Opelika, Alabama Industrial
 Development Board Revenue
 Bonds (Power Guard
 Project) Series
 1994/(SouthTrust Bank of
 Alabama LOC)
 5.35%, 01/07/96               3,100          3,100
                                             ------
                                             70,265
                                             ------
ALASKA--0.0%
Alaska Industrial
 Development Authority
 Flexible Demand Revenue
 Bonds (Advanced Health
 Systems)/(Citibank LOC)
 5.35%, 01/07/96                 600            600
                                             ------
ARIZONA--0.5%
Arizona Educational Loan
 Marketing Corp.
 Revenue Bonds Series A/
 (MBIA Insurance &
 Fuji Bank SBPA)
 5.45%, 01/07/96              10,000         10,000
Yavapai County, Arizona
 Industrial Development
 Authority Revenue Bonds
 (First Health
 Care Corp. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,230          4,230

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series A/(Citibank LOC)
 5.20%, 01/07/96              $3,000        $ 3,000
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series B/(Citibank LOC)
 5.50%, 01/07/96                 275            275
                                             ------
                                             17,505
                                             ------
CALIFORNIA--1.4%
California Higher Education
 Loan Authority Student
 Loan Refunding Bonds
 Series E1/(SLMA LOC)
 5.25%, 01/07/96               5,000          5,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986B
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 200            200
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Packaging Innovation DZ
 Industries, Inc.) Series
 1994A-2/ (Bank of Tokyo
 LOC)
 5.35%, 01/07/96                 585            585
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               8,900          8,900
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 A/(Industrial Bank of
 Japan LOC)
 6.10%, 01/01/96                 100            100
Los Angeles County,
 California Metropolitan
 Transportation Authority
 Sales Tax Revenue
 Refunding Bonds
 Proposition C Second
 Senior Series A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.00%, 01/07/96                 300            300
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Capital
 Improvement Programs
 Series 1990-92C/ (FGIC
 Insurance)
 6.00%, 01/01/96                 200            200
Orange County, California
 Water District
 Certificates of
 Participation (Sanitation
 Districts #1,2,3)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              19,500         19,500
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation (Lincoln
 Wood Ranch Project)/
 (Sumitomo Bank LOC)
 5.05%, 01/07/96               5,600          5,600
Southern California Public
 Power Authority
 Transmission Project
 Revenue Bonds (Southern
 Transmission Project)
 Series 1991/ (AMBAC
 Insurance & Swiss Bank
 LOC)
 4.75%, 01/07/96               9,700          9,700
                                             ------
                                             50,185
                                             ------
COLORADO--4.2%
Colorado Health Facilities
 Authority Revenue Bonds
 (Sisters of Charity
 Health) Series B/(Multiple
 Credit Enhancements)
 5.05%, 01/07/96              23,300         23,300
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1990A/ (SLMA LOC)
 5.20%, 01/07/96              10,790         10,790
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993B/ (SLMA LOC)
 5.20%, 01/07/96               2,100          2,100
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993C-2/ (SLMA LOC)
 5.05%, 01/07/96               2,200          2,200
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992D/(Morgan Guaranty
 Trust LOC)
 5.30%, 01/07/96              48,400         48,400

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992E/ (Bank of Tokyo LOC)
 5.50%, 01/07/96             $30,000       $ 30,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992F/(Bank
 of Montreal LOC)
 5.30%, 01/07/96              16,000         16,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992G/(Credit Local de
 France LOC)
 5.30%, 01/07/96               8,500          8,500
Douglas County, Colorado
 Multi Family Housing
 Revenue Bonds (Autumn
 Chase Project)/ (Citibank
 LOC)
 5.25%, 01/07/96               9,300          9,300
                                            -------
                                            150,590
                                            -------
CONNECTICUT--1.0%
Connecticut State General
 Obligation Economic
 Recovery Bonds Series
 1991B/(Multiple Credit
 Enhancements)
 5.10%, 01/07/96              11,700         11,700
Connecticut State Special
 Assessment Unemployment
 Compensation Advance
 Fund Revenue Bonds
 Series 1993B/(Multiple
 Credit Enhancements)
 5.40%, 01/07/96              15,900         15,900
Connecticut State Special Tax
 Obligation Bonds (Second
 Lien Transportation
 Information) Series 1990-1/
 (Industrial Bank of Japan LOC)
 5.10%, 01/07/96               5,800          5,800
                                            -------
                                             33,400
                                            -------
DISTRICT OF COLUMBIA--0.1%
District of Columbia
 Revenue Bonds Adjustable
 Convertible Extendable
 Securities (Georgetown
 University) Series 1988D/
 (Sanwa Bank LOC)
 5.65%, 01/07/96               4,200          4,200
                                            -------
FLORIDA--1.1%
Brevard County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Palm Place Project)/
 (Chemical Bank LOC)
 5.05%, 01/07/96               5,000          5,000
Dade County, Florida
 Solid Waste Industrial
 Development Revenue Bonds
 (Montenay-Dade, Ltd.
 Project)/(Banque
 Paribas LOC)
 5.10%, 01/07/96               1,280          1,280
Hillsborough County,
 Florida Industrial
 Development Authority
 Revenue Bonds (Seaboard
 Tampa Terminals) Series
 1986A/ (Barclays Bank LOC)
 5.00%, 01/07/96               5,500          5,500
Indian Trace, Florida
 Community Development
 District (Water & Sewer
 Special Assessment
 Basin 1 Water)/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.90%, 01/07/96               2,500          2,500
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Rio Vista Project)/
 (First Union Bank of
 North Carolina LOC)
 5.20%, 01/07/96               3,865          3,865
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds (Smokewood
 Project)/ (Citibank LOC)
 5.25%, 01/07/96              10,000         10,000
Palm Beach County, Florida
 Health Facilities
 Authority Revenue
 Refunding Bonds
 (Joseph L. Morse
 Geriatric Center)/
 (Sun Bank LOC)
 5.20%, 01/07/96               9,800          9,800
Palm Beach County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Crystal II Project)/
 (Citibank LOC)
 5.15%, 01/07/96               2,850          2,850
                                             ------
                                             40,795
                                             ------
GEORGIA--3.1%
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              15,300         15,300

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1994A/
 (FGIC Insurance &
 Credit Local de
 France SBPA)
 5.15%, 01/07/96             $24,000        $24,000
Cobb County, Georgia
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Walton Green Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              14,000         14,000
Cobb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Williamstown
 Apartment Project)/
 (Wachovia Bank LOC)
 5.20%, 01/07/96               2,000          2,000
Dekalb County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Siemens
 Energy, Inc. Project)/
 (Siemens AG Guaranty)
 5.20%, 01/07/96               3,750          3,750
Dekalb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Wood Hills
 Apartment Project)/ (Bank
 of Montreal LOC)
 5.15%, 01/07/96               5,250          5,250
Douglas County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Mima Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.10%, 01/07/96               4,300          4,300
Laurens County, Georgia
 Development Authority
 Solid Waste Disposal
 Revenue Bonds (Southeast
 Paper Co. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              25,000         25,000
Richmond County, Georgia
 Industrial Development
 Authority Revenue Bonds
 (Bok Group Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Rockmart, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (CW Matthews
 Contracting)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               2,500          2,500
Smyrna, Georgia Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Walton Park LP)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               8,000          8,000
Villa Rica, Georgia
 Industrial Development
 Revenue Bonds (Lowes Home
 Centers, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,200          1,200
                                            -------
                                            110,300
                                            -------
HAWAII--1.6%
Hawaii State Department of
 Budget and Finance Special
 Purpose Mortgage Revenue
 Bonds (Adventist Health
 System West)/ (Bank of
 California LOC)
 5.15%, 01/07/96               3,100          3,100
Hawaii State Housing
 Finance & Development
 Corp. Multi-Family Housing
 Revenue Bonds (Nani Mauna
 Loa Project) Series 1995A/
 (Citibank LOC)
 4.00%, 01/07/96               4,350          4,350
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96              17,100         17,100
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990B/(Industrial
 Bank of Japan LOC)
 5.20%, 01/07/96              19,600         19,600
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (HaleKa Gardens Project)
 Series A/ (Bank of Tokyo
 LOC)
 5.70%, 01/07/96               5,256          5,256

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (Lolani Regents Project)
 Series 1990A/
 (Bank of Hawaii LOC)
 5.55%, 01/07/96             $ 9,300        $ 9,300
                                             ------
                                             58,706
                                             ------
ILLINOIS--10.2%
Centralia, Illinois
 Industrial Development
 Authority Revenue Bonds
 (Consolidated Foods
 Corp./Hollywood
 Brands, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,500          4,500
Chicago, Illinois
 General Obligation
 Bonds Series 1985/
 (Sanwa Bank LOC)
 5.45%, 01/07/96              14,440         14,440
Chicago, Illinois
 General Obligation
 Bonds Series 1992B/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.10%, 01/07/96              10,400         10,400
Chicago, Illinois
 Industrial Development
 Revenue Bonds (Morse
 Automotive)/ Series 1995
 (American National Bank &
 Trust Co. LOC)
 5.25%, 01/07/96               3,000          3,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (Adjustable
 Convertible Extendable
 Securities General Airport
 Second Lien) Series B-1/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (Adjustable Convertible
 Extendable Securities
 General Airport Second
 Lien) Series B-2/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (General Airport Second
 Lien) Series 1994C/
 (Societe Generale LOC)
 5.15%, 01/07/96              16,100         16,100
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (General
 Airport Second Lien)
 Series A/(Westpac Banking
 Corp. LOC)
 5.10%, 01/07/96              13,100         13,100
Illinois Development
 Finance Authority Hospital
 Revenue Bonds (Palos
 Community Hospital) Series
 1994/ (Credit Suisse SBPA)
 5.20%, 01/07/96              37,700         37,700
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Knead Dough
 Baking Co.)/
 (Bank of America LOC)
 5.35%, 01/07/96               8,870          8,870
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Marriott
 Corp. Deerfield Project)/
 (National Westminster Bank
 LOC)
 5.15%, 01/07/96               1,300          1,300
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Rerkin
 Paperboard Co. LP) Series
 1994/ (Northern Trust LOC)
 5.40%, 01/07/96               5,500          5,500
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (F.C. Harris
 Pavillion Project) Series
 1994/(FNMA LOC)
 5.15%, 01/07/96               3,000          3,000
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (River Oak)/ (Swiss
 Bank LOC)
 5.20%, 01/07/96               3,790          3,790
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago Zoological
 Society Brookfield Zoo)
 Series B/
 (Chemical Bank LOC)
 5.25%, 01/07/96               2,000          2,000
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago
 Historical Society)/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               8,300          8,300

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Illinois Educational
 Facility Authority
 Revenue Bonds
 (Illinois Institute of
 Technology) Series 1990A/
 (Northern Trust LOC)
 5.05%, 01/07/96             $11,300        $11,300
Illinois Educational
 Facility Authority Revenue
 Bonds (Northwestern
 University)/ (FNB Chicago
 LOC)
 5.15%, 01/07/96              22,200         22,200
Illinois Educational
 Facility Authority Revenue
 Bonds (University Pooled
 Financing Program) Series
 1985/
 (FGIC Insurance &
 Sakura Bank SBPA)
 5.95%, 01/07/96              17,325         17,325
Illinois Health Facility
 Authority Revenue Bonds
 (Franciscan Village
 Project) Series 1989A/
 (Commonwealth Bank of
 Australia LOC)
 5.20%, 01/07/96               2,000          2,000
Illinois Health Facility
 Authority Revenue Bonds
 (Hospital Sisters
 Services) Series E/(MBIA
 Insurance &
 Morgan Guaranty SBPA)
 5.00%, 01/07/96               4,300          4,300
Illinois Health Facility
 Authority Revenue Bonds
 (Ingalls Memorial
 Hospital) Series
 1985C/(LaSalle National
 Bank LOC)
 5.60%, 01/07/96               1,100          1,100
Illinois Health Facility
 Authority Revenue Bonds
 (Streeterville Corp.)
 Series A/
 (FNB Chicago LOC)
 5.10%, 01/07/96              14,400         14,400
Illinois Health Facility
 Authority Revenue Bonds
 (Washington & Jane Smith
 Home) Series 1991/
 (Comerica Bank LOC)
 5.20%, 01/07/96               2,800          2,800
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985C/ (FNB Chicago
 LOC)
 5.20%, 01/07/96               6,000          6,000
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985D/ (FNB Chicago
 LOC)
 5.20%, 01/07/96              20,000         20,000
Illinois State Toll Highway
 Authority Revenue Bonds
 Series B/(MBIA Insurance &
 Societe Generale SBPA)
 5.05%, 01/07/96              63,400         63,400
Kane County, Illinois
 Revenue Bonds (Glenwood
 School for Boys)/(Harris
 Trust & Savings Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Lombard, Illinois
 Industrial Development
 Revenue Refunding Bonds (B
 & H Partnership Project)/
 (Comerica Bank LOC)
 5.38%, 01/07/96               1,500          1,500
McHenry County, Illinois
 Industrial Development
 Authority Revenue
 Refunding Bonds (Dean
 Foods Co. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               2,675          2,675
Oak Forest, Illinois
 Revenue Bonds (Homewood
 Pool) Series 1989/
 (FNB Chicago LOC)
 5.15%, 01/07/96              37,000         37,000
                                            -------
                                            367,000
                                            -------
INDIANA--0.4%
Crawfordsville, Indiana
 Industrial Development
 Revenue Bonds (National
 Service Industries, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               2,000          2,000
Hammond, Indiana Adjustable
 Rate Economic Development
 Revenue Bonds (Lear
 Seating Corp. Project)
 Series 1994/ (Chemical
 Bank LOC)
 4.25%, 01/07/96               5,750          5,750
Indiana Health Facility
 Financing Authority
 Hospital Adjustable
 Convertible Extentable
 Securities Revenue Bonds
 (Methodist Hospital)
 Series C/
 (Credit Suisse SBPA)
 5.15%, 01/07/96               4,100          4,100
Indianapolis, Indiana
 Economic Development
 Authority Revenue Bonds
 (Herff-Jones, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               4,100          4,100
                                            -------
                                             15,950
                                            -------

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
IOWA--0.2%
Iowa Higher Education Loan
 Authority Revenue Bonds
 Adjustable Convertible
 Extendable Securities
 Education Loan (Private
 College Facility)/
 (MBIA Insurance &
 Dai-Ichi Kangyo
 Bank SBPA)
 5.50%, 01/07/96             $ 4,100        $ 4,100
Iowa Housing Finance
 Authority Multi Family
 Housing Revenue Bonds
 (Small Business Loan
 Project) Series 1985A/
 (FHLB of Des Moines LOC)
 5.30%, 01/07/96               2,100          2,100
Iowa State Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Cedar River Paper
 Project) Series 1995A/
 (Swiss Bank LOC)
 6.10%, 01/01/96               1,000          1,000
                                             ------
                                              7,200
                                             ------
KANSAS--0.2%
Kansas City, Kansas
 Industrial Revenue Bonds
 (Owen Industries, Inc.
 Project) Series 1987/
 (Sanwa Bank LOC)
 5.45%, 01/07/96               2,400          2,400
Wichita, Kansas Airport
 Facilities Revenue Bonds
 (Flightsafety
 International, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,000          3,000
Wichita, Kansas Health
 Facilities Revenue
 Authority (CSJ Health
 System) Series XXV/
 (Sumitomo Bank LOC)
 5.30%, 01/07/96               1,900          1,900
                                             ------
                                              7,300
                                             ------
KENTUCKY--0.7%
Lebanon, Kentucky
 Industrial Development
 Revenue Bonds (Wallace
 Computer Services, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               5,000          5,000
Mason County, Kentucky
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (East Kentucky Power
 Corp.) Series 1984B-1/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96              10,600         10,600
Murray, Kentucky Industrial
 Development Authority
 Revenue Bonds
 (Dean Foods Co.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Owensboro, Kentucky Limited
 Obligation Revenue Bonds
 (Dart Polymers, Inc.
 Project) Series 1985A/
 (National Westminster Bank
 LOC)
 4.05%, 01/07/96               1,900          1,900
Wilson County, Kentucky
 Industrial Development
 Board Revenue Bonds
 (Perma Pipe I North
 Carolina Project)/ (Harris
 Trust & Savings Bank LOC)
 5.50%, 01/07/96               3,150          3,150
                                             ------
                                             25,650
                                             ------
LOUISIANA--3.5%
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991A/
 (Swiss Bank LOC)
 5.05%, 01/07/96                 400            400
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991B/
 (Swiss Bank LOC)
 5.05%, 01/07/96              15,000         15,000
East Baton Rouge Parish,
 Louisiana Pollution
 Control Revenue Refunding
 Bonds (Exxon Corp.) Series
 1989
 5.90%, 01/01/96               1,900          1,900
Louisiana Public Facilities
 Authority Hospital Revenue
 Bonds (Willis Knighton
 Medical Project)/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              15,300         15,300
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds (Passenger Facility
 Charge Projects)/ (Banque
 Paribas & Canadian
 Imperial Bank of Commerce
 LOC)
 5.50%, 01/07/96               7,000          7,000

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds Series B/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 4.95%, 01/07/96             $73,020       $ 73,020
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 (Hotel Occupancy Project)
 Series B/ (Sanwa Bank LOC)
 5.50%, 01/07/96               1,300          1,300
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 Series 1989B/ (Sanwa Bank
 LOC)
 5.50%, 01/07/96               3,800          3,800
Rapides Parish, Louisiana
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Central Louisiana
 Electric Co.)
 Series 1991/
 (Swiss Bank LOC)
 5.05%, 01/07/96               8,150          8,150
                                           --------
                                            125,870
                                           --------
MARYLAND--2.5%
Baltimore, Maryland
 Industrial Development
 Authority Revenue Bonds
 (City of Baltimore Capital
 Acquisition Program)
 Series 1986/(Dai-Ichi
 Kangyo Bank LOC)
 5.35%, 01/07/96              52,400         52,400
Maryland State Health and
 Higher Educational
 Facility Authority Pooled
 Revenue Bonds (Kennedy
 Kreiger) Series 1993D/
 (FNB Maryland LOC)
 5.10%, 01/07/96               2,000          2,000
Maryland State Health and
 Higher Educational Facility
 Authority Pooled Revenue
 Bonds (Pooled Loan
 Program) Series A/
 (Dai-Ichi Kangyo Bank LOC &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,700          9,700
Montgomery County, Maryland
 Housing Opportunity
 Commission Housing Revenue
 Bonds (Draper Lane) Series
 1991I/(FGIC
 Insurance &
 Sumitomo Bank SBPA)
 5.30%, 01/07/96              16,500         16,500
Northeast Maryland Waste
 Disposal Authority
 Resource Recovery Bonds
 (Hartford County)/ (AMBAC
 Insurance &
 Credit Local de France
 LOC)
 5.05%, 01/07/96               9,600          9,600
                                            -------
                                             90,200
                                            -------
MICHIGAN--0.1%
Grand Rapids, Michigan
 Water Supply Variable Rate
 Revenue Bonds/
 (FGIC Insurance &
 Societe Generale SBPA)
 5.90%, 01/07/96               1,000          1,000
Michigan State Strategic
 Fund Limited Obligation
 Revenue Bonds (Dean Foods
 Co. Project)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               3,500          3,500
                                             ------
                                              4,500
                                             ------
MINNESOTA--0.9%
Bloomington, Minnesota Port
 Authority Tax Increment
 Revenue Refunding Bonds
 (Mall of America)
 Series 1995A/
 (Credit Local de
 France SBPA &
 FSA Insurance)
 5.20%, 01/07/96               7,000          7,000
St. Paul, Minnesota Housing
 Redevelopment Authority
 Rental Multi Family
 Housing Development Bonds
 Multi City Series 1985A/
 (FHLB Des Moines LOC)
 5.30%, 01/07/96              19,900         19,900
                                             ------
                                             26,900
                                             ------
MISSISSIPPI--0.4%
Jackson County, Mississippi
 Pollution Control Revenue
 Bonds (Chevron U.S.A. Inc.
 Project)
 5.90%, 01/07/96              14,700         14,700
                                             ------
MISSOURI--1.0%
Independence, Missouri
 Industrial Development
 Authority Revenue Bonds
 (Resthaven Project)/
 (Credit Local de France
 LOC)
 5.20%, 01/07/96               9,640          9,640

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Industrial Development
 Authority of Mexico,
 Missouri Revenue Bonds
 (ABP Midwest
 Manufacturing Co.
 Project) Series 1995/
 (Royal Bank of Scotland
 LOC)
 5.25%, 01/07/96              $7,600        $ 7,600
Missouri State Development
 Finance Board Industrial
 Development Revenue Bonds
 (H.R. Williams Mill Supply
 Project) Series 1995/
 (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96               3,100          3,100
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy)
 Series 1988A/(Multiple
 Credit Enhancements)
 5.10%, 01/07/96               3,200          3,200
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy) Series
 1992B/ (Toronto-Dominion
 Bank SBPA)
 5.10%, 01/07/96               3,400          3,400
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities
 Revenue Bonds (St. Anthony
 Medical Center)/
 (Mitsubishi Bank SBPA)
 5.60%, 01/07/96                 900            900
St. Charles, Missouri
 Industrial Development
 Authority Variable Rate
 Demand Revenue Refunding
 Bonds (Casalon Apartments
 Project)/ (Citibank LOC)
 5.25%, 01/07/96               3,100          3,100
Washington, Missouri
 Industrial Development
 Authority Revenue
 Bonds (Pauwels
 Transformer Project)/
 (Generale Bank LOC)
 5.40%, 01/07/96               4,000          4,000
                                             ------
                                             34,940
                                             ------
MONTANA--0.4%
Forsyth, Montana Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Portland General Electric
 Coal Stripping Project)
 Series 1983B/ (Swiss Bank
 LOC)
 5.00%, 01/07/96               6,500          6,500
Montana State Health
 Facility Authority Revenue
 Bonds (Health Care Pooled
 Loan Program) Series
 1985A/ (FGIC Insurance &
 Norwest Bank of
 Minnesota SBPA)
 5.15%, 01/07/96               7,195          7,195
                                             ------
                                             13,695
                                             ------
NEVADA--1.6%
Clark County, Nevada Airport
 Improvement Revenue
 Refunding Bonds
 Series 1993A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              55,350         55,350
Clark County, Nevada
 Industrial Development
 Revenue Bonds
 (Cogeneration Project No.
 2)/(Swiss Bank LOC)
 6.15%, 01/07/96               2,700          2,700
                                             ------
                                             58,050
                                             ------
NEW HAMPSHIRE--0.2%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (VHA New
 England, Inc.) Series
 1985B/ (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               1,000          1,000
New Hampshire State Housing
 Finance Authority Multi
 Family Housing Revenue
 Bonds (Fairways Project)
 Series 1994-1/ (General
 Electric Capital Corp.
 LOC)
 5.20%, 01/07/96               7,000          7,000
                                             ------
                                              8,000
                                             ------
NEW JERSEY--0.1%
New Jersey Turnpike
 Authority Revenue Bonds
 Series 1991D/
 (FGIC Insurance &
 Societe General LOC)
 4.80%, 01/07/96               3,000          3,000
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Gross Receipts Lodgers Tax
 Revenue Adjustable Rate
 Tender Revenue Bonds
 Series 1994/ (Canadian
 Imperial Bank of Commerce
 LOC)
 5.15%, 01/07/96             $ 1,300        $ 1,300
Belen, New Mexico
 Industrial Development
 Revenue Bonds
 (Solo Cup, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,250          3,250
                                             ------
                                              4,550
                                             ------
NEW YORK--3.2%
Babylon, New York Variable
 Rate General Obligation
 Bonds Series B/(Bank of
 Nova Scotia SBPA & AMBAC
 Insurance)
 4.90%, 01/07/96               3,500          3,500
New York City, New York
 General Obligation Bonds
 Series 1993 Subseries
 A-8B/ (Sanwa Bank LOC)
 5.95%, 01/07/96                 715            715
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-2/
 (MBIA Insurance &
 Bank Austria AG SBPA)
 5.90%, 01/01/96                 400            400
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-3/
 (MBIA Insurance &
 Bank of Nova Scotia SBPA)
 5.90%, 01/01/96               1,000          1,000
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96              11,900         11,900
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC Insurance &
 FGIC SPA)
 5.90%, 01/07/96               9,000          9,000
New York City, New York
 Trust for Cultural
 Resources Revenue Bonds
 (Solomon R. Guggenheim
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.90%, 01/01/96                 100            100
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B Subseries
 B-10/(Union Bank of
 Switzerland LOC)
 5.00%, 01/07/96               7,500          7,500
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               2,000          2,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1993A/ (Multiple
 Credit Enhancements)
 4.95%, 01/07/96               9,500          9,500
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1994B/ (Credit
 Suisse & Swiss Bank LOC)
 4.95%, 01/07/96               1,000          1,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue
 Bonds Series 1995F/
 (Toronto-Dominion Bank LOC)
 5.05%, 01/07/96              12,700         12,700
New York Municipal Water
 Finance Authority Water &
 Sewer System Revenue Bonds
 Series 1994C/ (FGIC
 Insurance & FGIC SPA)
 5.90%, 01/01/96               5,500          5,500
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/
 (AMBAC Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96               3,100          3,100
New York State Energy
 Research & Development
 Authority Electric Facilities
 Revenue Bonds (Long
 Island Lighting Co.
 Project) Series 1993A/
 (Toronto-Dominion Bank LOC)
 5.00%, 01/07/96               1,000          1,000

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New York State Energy
 Research & Development
 Authority Pollution
 Control Refunding Revenue
 Bonds (Orange & Rockland
 Utilities, Inc. Project)
 Series 1994A/
 (FGIC Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96             $10,700       $ 10,700
New York State Energy
 Research & Development
 Authority Pollution Control
 Revenue Bonds (Central
 Hudson Gas & Electric
 Corp. Project) Series 1985A/
 (Morgan Guaranty Trust LOC)
 5.00%, 01/07/96               5,700          5,700
New York State Energy
 Research & Development
 Authority Pollution
 Control Revenue Refunding
 Bonds Series B/(Union Bank
 of Switzerland LOC)
 6.00%, 01/01/96               1,400          1,400
New York State Local
 Government Assistance
 Corp. Variable Rate
 Revenue Bonds Series
 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              14,000         14,000
Triborough Bridge and
 Tunnel Authority, New York
 Special Obligation Bridge
 Revenue Bonds Series 1994/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              11,000         11,000
Yonkers, New York Industrial
 Development Authority
 Revenue Bonds
 Consumers Union Facility/
 (AMBAC Insurance &
 Credit Local de France SBPA)
 4.95%, 01/07/96               1,400          1,400
                                            -------
                                            113,115
                                            -------
NORTH CAROLINA--1.7%
Charlotte, North Carolina
 Airport Revenue Refunding
 Bonds Series 1993A/ (MBIA
 Insurance & Industrial
 Bank of Japan SBPA)
 5.15%, 01/07/96               6,400          6,400
Haywood County, North
 Carolina Industrial
 Development Facilities and
 Pollution Control
 Financing Authority
 Revenue Bonds (Solid
 Waste--Champion
 International Corp.)/
 (Bank Austria AG LOC)
 4.95%, 01/07/96               2,200          2,200
North Carolina Medical Care
 Community Hospital Revenue
 Bonds (Pooled Equipment
 Finance Project)/(MBIA
 Insurance &
 Banque Paribas SBPA)
 5.05%, 01/07/96              11,300         11,300
North Carolina Medical Care
 Community Hospital Revenue
 Bonds Adjustable
 Convertible Extendable
 Securities (Pooled
 Financial Project)/ (MBIA
 Insurance & Sakura Bank
 SPA)
 5.05%, 01/07/96               1,810          1,810
North Carolina Medical Care
 Community Hospital Revenue
 Pooled Finance
 Bonds/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/07/96               5,800          5,800
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985B/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96               2,900          2,900
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985C/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96              29,400         29,400
                                             ------
                                             59,810
                                             ------
NORTH DAKOTA--0.2%
Mercer County, North Dakota
 National Rural Utility
 Pollution Control Revenue
 Bonds (Basin Electric
 Power Cooperative Antelope
 Project) Series 1984C/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96               7,150          7,150
                                             ------
OHIO--1.0%
Columbus, Ohio Electric
 System Revenue Bonds
 Series 1984/(Dai-Ichi
 Kangyo Bank LOC)
 3.90%, 01/07/96               6,880          6,880

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Columbus, Ohio General
 Obligation Bonds Series
 1995-1/ (Westdeutsche
 Landesbank LOC)
 4.90%, 01/07/96             $ 6,000        $ 6,000
Dayton, Ohio Special
 Facilities Revenue
 Refunding Bonds (Emery Air
 Freight) Series 1993F/
 (ABN-AMRO Bank LOC)
 5.31%, 01/07/96               8,000          8,000
Ohio Air Quality
 Development Authority
 Revenue Bonds (JMG
 Funding, LP) Series 1994A/
 (Societe Generale LOC)
 5.00%, 01/07/96              12,000         12,000
Ohio Housing Finance Agency
 Multi Family Housing
 Revenue Bonds (Kenwood
 Congregate Retirement
 Community) Series
 1985/(Morgan Guaranty
 Trust LOC)
 3.90%, 01/07/96               2,000          2,000
                                             ------
                                             34,880
                                             ------
OKLAHOMA--0.0%
Tulsa, Oklahoma Industrial
 Development Authority
 Hospital Revenue Bonds
 (Hillcrest Medical Center)
 Series 1988/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96                 685            685
Tulsa, Oklahoma Industrial
 Development Authority
 Revenue Bonds
 (Thomas & Betts Project)
 Series 1991/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96                 300            300
                                             ------
                                                985
                                             ------
OREGON--1.3%
Medford, Oregon Hospital
 Facility Authority (Rogue
 Valley Manor Project)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               7,700          7,700
Oregon State Economic
 Development Commission
 Economic and Industrial
 Development Revenue
 Bonds/(Wachovia Bank LOC)
 5.15%, 01/07/96               4,100          4,100
Oregon State General
 Obligation Notes Series
 1973F/ (Mitsubishi Bank
 LOC)
 5.15%, 01/07/96              11,185         11,185
Oregon State General
 Obligation Notes Series
 1973H/ (Bank of Tokyo LOC)
 5.25%, 01/07/96              18,100         18,100
Port of Portland, Oregon
 Industrial Development
 Revenue Bonds (Schnitzer
 Steel Project)/ (Comerica
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             46,085
                                             ------
PENNSYLVANIA--1.4%
Montgomery County,
 Pennsylvania Industrial
 Development Authority
 Revenue Bonds (Seton
 Medical Supply Co. Project)/
 (Banque Paribas LOC)
 5.25%, 01/07/96               5,500          5,500
Pennsylvania Higher
 Education Assistance
 Agency Student Loan
 Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.25%, 01/07/96              17,000         17,000
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985B/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,365          4,365
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985F/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,100          4,100
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985J/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               9,800          9,800
Washington County,
 Pennsylvania Authority
 Revenue Bonds Higher
 Education Pooled Equipment
 Lease/ (Sanwa Bank LOC)
 5.35%, 01/07/96               9,400          9,400
                                             ------
                                             50,165
                                             ------
RHODE ISLAND--0.1%
Rhode Island State Student
 Loan Authority Higher
 Education Revenue Bonds
 Series 1995-1/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               2,000          2,000
                                             ------

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.4%
Greenville County, South
 Carolina Industrial
 Development Revenue Bonds
 (Quality Thermoforming
 Project)/ (South Carolina
 National Bank LOC)
 5.25%, 01/07/96              $1,200        $ 1,200
South Carolina Jobs
 Economic Development
 Authority Hospital
 Facilities Revenue Bonds
 (Baptist Health Care
 System)/ (Credit Local de
 France LOC)
 5.05%, 01/07/96               6,900          6,900
South Carolina Jobs
 Economic Development
 Authority Industrial
 Development Revenue Bonds
 (Ado Corp. Project)/(South
 Carolina National Bank
 LOC)
 5.25%, 01/07/96                 800            800
Spartanburg County, South
 Carolina Industrial
 Development Authority
 Revenue Bonds (Bemis,
 Inc.)/(Wachovia
 Bank LOC)
 5.15%, 01/07/96               4,750          4,750
                                             ------
                                             13,650
                                             ------
SOUTH DAKOTA--0.3%
Rapid City, South Dakota
 Industrial Development
 Revenue Corp. (Property
 Associates Project)/
 (Lloyds Bank LOC)
 5.15%, 01/07/96               6,025          6,025
South Dakota State Health &
 Educational Facilities
 Authority Revenue Bonds
 (McKenna Hospital) Series
 1994/(MBIA Insurance &
 Banque Paribas SBPA)
 5.20%, 01/07/96               5,000          5,000
                                             ------
                                             11,025
                                             ------
TENNESSEE--0.2%
Metropolitan Nashville and
 Davidson County, Tennessee
 Health and Education
 Facility Board Revenue
 Bonds Series A/
 (FGIC Insurance &
 Barclays Bank LOC)
 5.00%, 01/07/96               1,300          1,300
Metropolitan Nashville and
 Davidson County, Tennessee
 Industrial Development
 Revenue Bonds
 (Multi-Family
 Housing--Western)/
 (Sumitomo Bank LOC)
 5.60%, 01/07/96               7,035          7,035
                                             ------
                                              8,335
                                             ------
TEXAS--7.9%
Amarillo, Texas Health
 Facilities Corp. Hospital
 Revenue Bonds (High Plains
 Baptist Hospital)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               9,300          9,300
Bexar County, Texas Health
 Facilities Development
 Corp. Revenue Bonds
 (Chandler Memorial Home
 Project) Series 1995/
 (Bank One LOC)
 5.20%, 01/07/96               5,170          5,170
Capital Industrial
 Development Corp., Texas
 Industrial Development
 Revenue Refunding Bonds
 (National Service
 Industries, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               3,950          3,950
Euless, Texas Industrial
 Development Authority
 Revenue Bonds (Ferguson
 Enterprises, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,850          4,850
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1988A/ (AMBAC
 Insurance & Citibank SBPA)
 5.25%, 01/07/96              18,300         18,300
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1992A/ (SLMA LOC)
 5.10%, 01/07/96              16,000         16,000
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993A/ (SLMA LOC)
 5.25%, 01/07/96              48,150         48,150
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993B-1/ (SLMA LOC)
 5.25%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1995B/ (SLMA LOC)
 5.00%, 01/07/96             $30,000        $30,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990A/
 (Swiss Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.10%, 01/07/96              16,300         16,300
Lavaca-Navidad River
 Authority, Texas Water
 Supply System Contract
 Revenue Bonds (Formosa
 Plastics Corp. Project)/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.30%, 01/07/96               9,900          9,900
Lower Neches Valley
 Authority, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Mobil Corp.
 Neches River Treatment
 Project) Series 1994
 5.00%, 01/07/96              12,000         12,000
Midlothian, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Box-Crow
 Co. Project)/(Union Bank
 of Switzerland LOC)
 5.80%, 01/07/96               1,400          1,400
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1992A/ (SLMA LOC)
 5.20%, 01/07/96               2,300          2,300
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.20%, 01/07/96              10,400         10,400
Port Authority of Corpus
 Christi, Texas Nueces
 County Marine Terminal
 Revenue Bonds (Reynolds
 Metals Co.)/ (Barclays
 Bank LOC)
 5.25%, 01/07/96               3,100          3,100
Robertson County, Texas
 Industrial Development
 Corp. Variable Rate
 Revenue Bonds (Sanderson
 Farms Project) Series
 1995/ (Harris Trust &
 Savings Bank LOC)
 5.20%, 01/07/96               4,300          4,300
Texas Health Facilities
 Development Corp.
 Adjustable Convertible
 Extendable Securities
 Revenue Bonds (North Texas
 Pooled Health) Series
 1985B/ (Banque Paribas
 LOC)
 5.05%, 01/07/96              11,000         11,000
Texas Small Business
 Industrial Development
 Corp. Revenue Bonds
 (Texas Public
 Facility Capital Access)/
 (Multiple Credit
 Enhancements)
 5.20%, 01/07/96              41,795         41,795
Texas State Revenue
 Refunding Bonds (Veterans
 Housing Assistance Fund)
 Series 1995
 5.05%, 01/07/96              13,000         13,000
Trinity River Authority,
 Texas Pollution Control
 Revenue Bonds (Lafarge
 Corp. Project)/(Banque
 Nationale de Paris LOC)
 5.20%, 01/07/96               3,100          3,100
                                            -------
                                            284,315
                                            -------
VERMONT--0.1%
Vermont Education and
 Health Buildings Financing
 Agency Revenue Bonds (VHA
 New England) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               4,240          4,240
                                            -------

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VIRGINIA--0.4%
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985A/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              $  500         $  500
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985B/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 400            400
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985C/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 600            600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985F/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               5,600          5,600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985G/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               8,100          8,100
                                             ------
                                             15,200
                                             ------
WASHINGTON--1.0%
Snohomish County,
 Washington Public
 Utilities District #1
 Electric Revenue Bonds
 (Generation Systems)/
 (MBIA Insurance &
 Industrial Bank of Japan
 SBPA)
 5.15%, 01/07/96              20,000         20,000
Washington State Health
 Care Facilities Authority
 Revenue Refunding Bonds
 (Sisters of St. Joseph of
 Peace) Series 1993/ (MBIA
 Insurance & U.S. Bank of
 Washington SBPA)
 5.20%, 01/07/96              12,700         12,700
Washington State Housing
 Finance Commission Multi
 Family Mortgage Revenue
 Bonds (Canyon Lake)
 Series 1993A/
 (U.S. Bank of
 Washington LOC)
 5.40%, 01/07/96               4,565          4,565
                                             ------
                                             37,265
                                             ------
WEST VIRGINIA--0.3%
West Virginia State
 Hospital Finance Authority
 Hospital Revenue Bonds
 (St. Joseph's Hospital
 Project) Series 1987/
 (Mitsubishi Bank LOC)
 5.20%, 01/07/96               2,200          2,200
West Virginia State
 Hospital Finance Authority
 Hospital Revenue
 Bonds (VHA
 Mid Atlantic States, Inc.)
 Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               8,600          8,600
                                             ------
                                             10,800
                                             ------
WISCONSIN--0.8%
Chilton, Wisconsin
 Industrial Development
 Revenue Refunding Bonds
 (Kaytee Products, Inc.
 Project) Series 1995/(Bank
 One Milwaukee LOC)
 5.35%, 01/07/96               1,865          1,865
Fairwater, Wisconsin
 Industrial Development
 Revenue Bonds (Dean Foods
 Co. Project) Series 1990/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,450          1,450
Lac Du Flambeau Band of
 Lake Superior Chippewa
 Indians, Wisconsin Special
 Obligation Bonds (Simpson
 Electric) Series 1985/
 (Barclays Bank LOC)
 5.25%, 01/07/96               6,300          6,300

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Milwaukee, Wisconsin
 Redevelopment Authority
 Industrial Development
 Revenue Bonds (Field
 Container Corp. LP)
 Series 1994/
 (Northern Trust LOC)
 5.40%, 01/07/96             $ 5,000      $   5,000
Sheboygan, Wisconsin
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Wisconsin Power &
 Light Co.)
 5.25%, 01/07/96               1,000          1,000
Wisconsin State Health and
 Education Facilities
 Authority Revenue Bonds
 (Sinai Samaritan) Series
 1994A/(Marshall & Ilsley
 Bank LOC)
 5.20%, 01/07/96              13,755         13,755
                                          ---------
                                             29,370
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,072,441)                        2,072,441
                                          ---------
VARIABLE RATE TENDER
 OPTION BONDS--2.5%(a)
GEORGIA--0.6%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bonds Series 1995B
 (Citi-157)/
 (Citibank Tender Option)
 5.25%, 01/07/96              16,000         16,000
Metropolitan Atlanta Rapid
 Transit Authority, Georgia
 Sales Tax Revenue
 Tender Option Bonds
 Series M (BT-69)/
 (AMBAC Insurance & Bankers
 Trust Tender Option)
 4.44%, 01/07/96               5,280          5,280
                                          ---------
                                             21,280
                                          ---------
NEVADA--0.7%
Nevada State General
 Obligation Tender Option
 Bonds (Colorado River
 Community) Series 1994
 (Citi-143)/
 (Citibank Tender Option)
 5.30%, 01/07/96              25,000         25,000
                                          ---------
TEXAS--0.3%
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-138)/
 (Citibank Tender Option)
 5.30%, 01/07/96               7,000          7,000
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-139)/
 (Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                            -------
                                             12,000
                                            -------
WASHINGTON--0.9%
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-136)/
 (Citibank Tender Option)
 5.30%, 01/07/96              15,570         15,570
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-137)/
 (Citibank Tender Option)
 5.30%, 01/07/96              10,000         10,000
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Tender Option
 Bonds Series 1990C
 (Citi-145)/
 (FGIC Insurance, Escrowed
 to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                            -------
                                             30,570
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $88,850)                        88,850
                                            -------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--3.9%(a)(c)
CONNECTICUT--0.2%
Connecticut State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1991A (BTP-151)/
 (Bankers Trust Tender
 Option)
 5.20%, 01/07/96               7,365          7,365
                                            -------
GEORGIA--0.4%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-135)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               3,865          3,865

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-140)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96              $4,575        $ 4,575
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1994B (BTP-148)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,100          7,100
                                             ------
                                             15,540
                                             ------
ILLINOIS--0.4%
Chicago, Illinois
 Metropolitan Water
 Reclamation District
 Greater Chicago General
 Obligation Tender Option
 Bond Partnership
 (Cook County) (BTP-71)/
 (Automated Data
 Processing, Inc. Tender
 Option)
 4.99%, 01/07/96               9,870          9,870
Chicago, Illinois School
 Finance Authority General
 Obligation School Finance
 Tender Option Bond
 Partnership (BTP-70)/
 (MBIA Insurance &
 Automated Data Processing,
 Inc. Tender Option)
 4.66%, 01/07/96               5,365          5,365
                                             ------
                                             15,235
                                             ------
MARYLAND--0.1%
Baltimore County, Maryland
 General Obligation
 Consolidated Public
 Improvement Tender Option
 Bond Partnership Series
 1991 (BTP-132)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               3,621          3,621
                                             ------
MINNESOTA--0.1%
Minnesota State Various
 Purpose Sports Health Club
 Tax Tender Option Bond
 Partnership
 (BTP-65)/(Automated Data
 Processing, Inc. Tender
 Option & Escrowed to
 Maturity with
 Government Securities)
 4.28%, 01/07/96               4,455          4,455
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 Revenue Refunding Tender
 Option Bond Partnership
 (BTP-147)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               5,370          5,370
                                             ------
TEXAS--1.0%
Regents of the University
 of Texas Permanent
 University Fund Revenue
 Tender Option Bond
 Partnership Series 1992A
 (BTP-143)/ (Permanent
 University
 Fund Guaranty,
 Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96              10,685         10,685
Texas State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1993B/(BTP-116)
 (Bankers Trust Tender
 Option)
 4.69%, 01/07/96              10,170         10,170
Texas State Public Finance
 Authority General
 Obligation Tender Option
 Bond Partnership Series
 1994 (BTP-127)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96              14,980         14,980
                                             ------
                                             35,835
                                             ------
VIRGINIA--0.4%
Chesterfield County,
 Virginia General
 Obligation Public
 Improvement and Refunding
 Tender Option Bond
 Partnership Series 1991
 (BTP-136)/ (Bankers Trust
 Tender Option)
 5.20%, 01/07/96               6,025          6,025
Fairfax County, Virginia
 Public Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1991A (BTP-131)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,146          7,146
                                             ------
                                             13,171
                                             ------

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
WASHINGTON--0.7%
King County, Washington
 Unlimited Tax General
 Obligation Tender Option
 Bond Partnership Series
 1993C (BTP-56)/ (Automated
 Data Processing, Inc.
 Tender Option)
 4.15%, 01/07/96              $6,365        $ 6,365
Washington State General
 Obligation Tender Option
 Bond Partnership Series
 1990 (BTP-152)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               5,655          5,655
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1990C (BTP-130)/
 (Bankers Trust Tender
 Option)
 5.25%, 01/07/96               5,740          5,740
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1993B (BTP-137)/
 (Bankers Trust Tender
 Option)
 5.25%, 01/07/96               6,685          6,685
                                            -------
                                             24,445
                                            -------
WISCONSIN--0.4%
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership
 (BTP-62)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.25%, 01/07/96               4,500          4,500
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1992A (BTP-142)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               9,480          9,480
                                            -------
                                             13,980
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS (Cost $139,017)          139,017
                                            -------
CERTIFICATES OF PARTICIPATION--2.1%(b)
CALIFORNIA--2.1%
San Jose, California
 Certificates of Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              72,315         75,662
                                            -------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $75,662)                              75,662
                                            -------
GENERAL OBLIGATIONS--4.5%(b)
ALASKA--0.3%
Anchorage, Alaska Unlimited
 General Obligation Bonds
 Series 1986/
 (FGIC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.72%, 06/01/96               8,600          8,924
Valdez, Alaska Unlimited
 General Obligation Bonds
 Series 1990/ (MBIA
 Insurance)
 3.70%, 01/01/97               1,000          1,028
                                             ------
                                              9,952
                                             ------
ARKANSAS--0.1%
Arkansas State Unlimited
 General Obligation Bonds
 (College Savings)
 3.32%, 06/01/96               1,975          1,977
                                             ------
CONNECTICUT--0.0%
Connecticut State General
 Obligation Bonds Series
 1992B
 5.20%, 05/15/96               1,000          1,004
                                             ------
DELAWARE--0.1%
Delaware State General
 Obligation Bonds Series
 1994A
 3.47%, 03/01/96               2,240          2,243
Delaware State General
 Obligation Bonds Series B/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               3,000          3,108
                                             ------
                                              5,351
                                             ------
FLORIDA--0.2%
Dade County, Florida School
 District General
 Obligation Bonds/(MBIA
 Insurance)
 3.70%, 08/01/96               5,450          5,548
Florida State Board of
 Education Capital Outlay
 General Obligation Bonds
 3.65%, 06/01/96               2,000          2,012
                                             ------
                                              7,560
                                             ------

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
GEORGIA--0.3%
Chatham County, Georgia
 School District Unlimited
 General Obligation Bonds
 Series 1995B/ (FGIC
 Insurance)
 3.65%, 08/01/96             $ 1,160        $ 1,170
Clayton County, Georgia
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 10/01/96               1,335          1,370
Gwinnett County, Georgia
 School District General
 Obligation Bonds Series
 1995A
 3.78%, 02/01/96               7,035          7,043
                                             ------
                                              9,583
                                             ------
HAWAII--0.1%
Honolulu, Hawaii City and
 County Refunding and
 Improvement General
 Obligation Bonds Series
 1993B
 3.65%, 10/01/96               2,000          2,004
                                             ------
ILLINOIS--0.0%
Du Page, Illinois Water
 Commission General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 03/01/96               1,000          1,026
                                             ------
KANSAS--0.7%
Wichita, Kansas General
 Obligation Bonds Renewal
 and Improvement Temporary
 Notes Series 186
 3.65%, 02/29/96              24,600         24,614
                                             ------
MASSACHUSETTS--0.3%
Massachusetts State
 Dedicated Income Tax
 Unlimited Tax General
 Obligation Bonds Series
 1990A/ (FGIC Insurance)
 4.30%, 06/01/96               5,000          5,059
Massachusetts State General
 Obligation Bonds Series
 1986/(Escrowed to
 Maturity with
 Government Securities)
 3.72%, 10/01/96               3,170          3,310
Massachusetts State General
 Obligation Bonds Series
 1990A/ (MBIA Insurance)
 3.63%, 06/01/96               3,000          3,044
                                             ------
                                             11,413
                                             ------
MINNESOTA--0.6%
Minneapolis, Minnesota
 Special School District
 General Obligation Bonds
 3.73%, 02/01/96               5,500          5,506
Minnesota State General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.89%, 08/01/96               9,500          9,668
Minnesota State General
 Obligation Bonds Series
 1995
 3.70%, 08/01/96               5,400          5,455
Minnesota State Unlimited
 General Obligation Bonds
 Series 1993
 3.70%, 08/01/96               1,000          1,007
                                             ------
                                             21,636
                                             ------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Municipal School District
 Number 12 General
 Obligation Bonds
 3.60%, 08/01/96               1,700          1,705
New Mexico State Capital
 Projects General
 Obligation Bonds
 3.75%, 08/01/96               2,000          2,000
                                             ------
                                              3,705
                                             ------
OHIO--0.1%
Columbus, Ohio Limited Tax
 General Obligation Bonds
 Series 1993A
 3.40%, 07/01/96               4,945          4,951
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 General Obligation Bonds
 Series 1995B-1
 3.70%, 08/01/96               6,400          6,474
                                             ------
TENNESSEE--0.0%
Tennessee State General
 Obligation Bonds Series
 1995A
 4.25%, 03/01/96               1,000          1,001
                                             ------
TEXAS--0.3%
Amarillo, Texas Independent
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 08/01/96               1,000          1,027
Dallas County, Texas
 Hospital District
 Refunding General
 Obligation Bonds
 4.05%, 02/15/96               1,500          1,502

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Dallas, Texas Equipment
 Acquisition Contractual
 Obligation General
 Obligation Bonds
 3.73%, 02/15/96             $ 3,405        $ 3,407
Dallas, Texas Limited
 General Obligation Bonds
 Series 1995
 3.75%, 02/15/96               2,750          2,757
Houston, Texas General
 Obligation Bonds Series C
 3.73%, 04/01/96               1,430          1,436
Tarrant County, Texas
 Limited General Obligation
 Bonds
 3.68%, 07/15/96               1,000          1,029
                                             ------
                                             11,158
                                             ------
VIRGINIA--0.1%
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 06/01/96               1,000          1,028
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989B/
 (Escrowed to Maturity with
 Government Securities)
 3.75%, 11/01/96               1,320          1,359
                                             ------
                                              2,387
                                             ------
WASHINGTON--0.8%
Washington State
 General Obligation Bonds
 Series 1986D/
 (Escrowed to Maturity with
 Government Securities)
 3.85%, 09/01/96              13,200         13,554
Washington State
 General Obligation Bonds
 Series 1990A
 3.60%, 02/01/96               2,000          2,004
Washington State
 General Obligation Bonds
 Series R-1992-C
 3.70%, 09/01/96               1,850          1,863
Washington State
 Motor Vehicles Fuel Tax
 Series 1995B
 3.68%, 06/01/96               1,495          1,503
Washington State
 Motor Vehicles Fuel Tax
 Unlimited General
 Obligation Bonds Series
 1986E/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 09/01/96               1,000          1,028
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1994-A
 3.60%, 08/01/96               4,000          4,002
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1996-B
 3.62%, 04/01/96               4,005          4,008
                                            -------
                                             27,962
                                            -------
WISCONSIN--0.2%
Milwaukee, Wisconsin
 Metropolitan Sewer
 District Unlimited Tax
 General Obligation Bonds
 Series 1987A
 3.70%, 09/01/96               1,000          1,011
Milwaukee, Wisconsin
 Public Improvement
 Unlimited General
 Obligation Bonds Series
 1995CA
 3.28%, 06/15/96               1,000          1,004
Wisconsin State
 General Obligation Bonds
 Series 1995A
 3.65%, 05/01/96               2,410          2,432
Wisconsin State
 Unlimited General
 Obligation Bonds Series
 1992
 3.70%, 05/01/96               3,000          3,012
                                            -------
                                              7,459
                                            -------
TOTAL GENERAL OBLIGATIONS
 (Cost $161,217)                            161,217
                                            -------
MANDATORY PUT BONDS--3.1%(b)
CALIFORNIA--0.5%
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96               5,000          5,000
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1995E-5/ (SLMA LOC)
 4.25%, 06/01/96              11,700         11,700
                                            -------
                                             16,700
                                            -------
FLORIDA--0.1%
Orange County, Florida
 Industrial Development
 Authority Revenue Bonds
 (General Accident
 Insurance Co.
 of America Project)
 4.28%, 06/01/96               3,500          3,500
                                            -------

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.6%
Chicago, Illinois
 General Obligation Tender
 Notes
 3.65%, 05/01/96             $22,600       $ 22,600
                                           --------
INDIANA--0.2%
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994C
 4.00%, 07/01/96               3,500          3,500
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994D
 3.90%, 07/01/96               4,700          4,700
                                            -------
                                              8,200
                                            -------
KENTUCKY--0.1%
Calvert City, Kentucky
 Industrial Development
 Revenue Refunding Bonds
 (SKW Alloys, Inc. Lease
 Rent) Series 87/
 (Bayerische Vereinsbank
 LOC)
 4.00%, 04/01/96               2,220          2,220
                                            -------
OREGON--0.3%
Klamath Falls, Oregon
 Electric Revenue Bonds
 (Salt Caves Hydro
 Electric) Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 4.40%, 05/01/96              10,000         10,000
                                            -------
TEXAS--0.8%
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96              14,000         14,000
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1993B-2/ (SLMA LOC)
 4.10%, 06/01/96               6,500          6,500
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1995B/ (SLMA LOC)
 3.90%, 07/01/96              10,000         10,000
                                            -------
                                             30,500
                                            -------
VIRGINIA--0.3%
Harrisonburg, Virginia
 Redevelopment and Housing
 Authority
 Multi Family Housing
 Revenue Bonds
 (Rolling Brook
 Village Apts.)
 Series 1985A/
 (Guardian Savings &
 Loan Assoc. LOC)
 5.10%, 02/01/96              10,000         10,000
                                            -------
WASHINGTON--0.2%
Washington State Housing
 Finance Committee
 Adjustable Single Family
 Mandatory Put Bonds Series
 1995-1A-S
 4.10%, 06/01/96               5,785          5,785
                                            -------
TOTAL MANDATORY PUT BONDS (Cost
 $109,505)                                  109,505
                                            -------
OPTIONAL PUT BONDS--2.3%(b)
IDAHO--0.3%
Custer County, Idaho
 Pollution Control
 Revenue Bonds
 (Amoco Project)
 Series 1983
 3.80%, 04/01/96              11,500         11,500
                                            -------
MISSOURI--1.7%
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985A/ (Swiss Bank
 LOC)
 4.00%, 06/01/96              31,000         31,000
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985B/
 (Union Bank of
 Switzerland LOC)
 4.00%, 06/01/96              28,500         28,500
                                            -------
                                             59,500
                                            -------
NEW HAMPSHIRE--0.1%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (Dartmouth
 College) Series 1985A-G
 4.10%, 06/01/96               3,000          3,000
                                            -------

SchwabFunds(R)                                                                22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TEXAS--0.1%
Yoakum County, Texas
 Industrial Development
 Authority Pollution
 Control Revenue Bonds
 (Amoco Project)
 3.75%, 05/01/96             $ 5,265        $ 5,265
                                            -------
WYOMING--0.1%
Carbon County, Wyoming
 Pollution Control Revenue
 Bonds (Amoco Project)
 Series 1985
 3.75%, 05/01/96               4,800          4,800
                                            -------
TOTAL OPTIONAL PUT BONDS (Cost
 $84,065)                                    84,065
                                            -------
REVENUE ANTICIPATION NOTES--0.6%(b)
ILLINOIS--0.4%
Illinois State Revenue
 Anticipation Notes Series
 1995-April, 1996
 3.70%, 04/12/96              15,000         15,033
                                            -------
OHIO--0.1%
Cleveland, Ohio City
 School District Special
 Obligation Revenue
 Anticipation Notes/ (AMBAC
 Insurance)
 3.60%, 06/01/96               3,000          3,007
                                            -------
WISCONSIN--0.1%
Milwaukee, Wisconsin
 Revenue Anticipation
 Notes Series A
 4.20%, 02/22/96               5,000          5,009
                                            -------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $23,049)                              23,049
                                            -------
REVENUE BONDS--4.0%(b)
ALASKA--0.3%
Anchorage, Alaska Electric
 Utilities Revenue Bonds
 (Secondary Lien) Series
 1986A/ (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.70%, 06/01/96               8,770          9,083
                                            -------
ARIZONA--0.5%
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series A/
 (AMBAC Insurance)
 3.80%, 07/01/96              12,910         12,953
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series B/
 (AMBAC Insurance)
 3.80%, 07/01/96               2,470          2,478
Arizona State University
 Revenue Bonds Series 1988/
 (AMBAC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.80%, 07/01/96               1,795          1,860
                                            -------
                                             17,291
                                            -------
CALIFORNIA--0.2%
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series A/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,039
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.80%, 07/01/96               5,015          5,262
                                            -------
                                              6,301
                                            -------
FLORIDA--0.1%
Florida State Municipal
 Power Agency Revenue
 Refunding Bonds (St. Lucie
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.65%, 10/01/96               1,000          1,044
Jacksonville, Florida
 Electric Authority Revenue
 Bonds Series 1988-3A/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 10/01/96               2,030          2,118
                                            -------
                                              3,162
                                            -------
HAWAII--0.1%
Hawaii State Department
 of Budget and Finance
 Special Purpose Mortgage
 Revenue Bonds (Kapiolani
 Medical Center for
 Women and Children)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 07/01/96               3,900          4,051
                                            -------

SchwabFunds(R)                                                                23
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.2%
Chicago, Illinois
 Waterworks Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.65%, 11/01/96              $1,000        $ 1,037
Illinois State Sales
 Tax Revenue Bonds Series
 1986B/(Escrowed to
 Maturity with
 Government Securities)
 4.00%, 06/15/96               5,500          5,698
Illinois State Toll
 Highway Authority
 Priority Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 01/01/96               1,000          1,020
                                             ------
                                              7,755
                                             ------
INDIANA--0.1%
Purdue University,
 Indiana University Student
 Fee Revenue Bonds Series
 1993J
 3.65%, 07/01/96               4,800          4,812
                                             ------
KENTUCKY--0.3%
Kentucky State Turnpike
 Authority Economic
 Development Road Revenue
 Bonds Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,040
 3.70%, 07/01/96               1,350          1,402
 3.80%, 07/01/96               8,600          8,923
                                             ------
                                             11,365
                                             ------
MARYLAND--0.1%
Maryland Department
 of Transportation
 Consolidated
 Transportation Revenue
 Refunding Bonds Series
 1991
 3.80%, 09/01/96               1,200          1,215
Washington, Maryland
 Suburban Sanitation
 District (Maryland Sewer
 Disposal) Revenue Bonds
 3.65%, 06/01/96                 600            609
                                             ------
                                              1,824
                                             ------
MINNESOTA--0.1%
Southern Minnesota
 Municipal Power Agency
 Power Supply System
 Revenue Bonds/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.44%, 01/01/96               1,000          1,020
University of Minnesota
 Refunding Revenue Bonds
 Series A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 02/01/96               3,925          4,017
                                              -----
                                              5,037
                                              -----
NEW MEXICO--0.2%
New Mexico State
 Severence Tax Revenue
 Bonds Series 1995B
 3.80%, 07/01/96               3,110          3,136
New Mexico State
 Severence Tax Revenue
 Refunding Bonds Series
 1992B (d)
 3.50%, 07/01/96               1,000          1,008
Santa Fe, New Mexico
 Single Family Mortgage
 Revenue Bonds (FNMA/GNMA
 Mortgage Backed Securities
 Project) Series 1995B/
 (FGIC Insurance)
 4.00%, 11/15/96               3,000          3,000
                                              -----
                                              7,144
                                              -----
NEW YORK--0.2%
Metropolitan Transportation
 Authority, New York
 Revenue Bonds Series
 1986F/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 07/01/96               8,445          8,799
                                              -----
NORTH DAKOTA--0.0%
Fargo, North Dakota
 Sales Tax Revenue
 Refunding Bonds/ (AMBAC
 Insurance)
 3.85%, 07/01/96                 710            714
                                              -----
PENNSYLVANIA--0.2%
Pennsylvania State Turnpike
 Commission Revenue Bonds
 Series 1986A/(Escrowed to
 Maturity with
 Government Securities)
 3.67%, 12/01/96               6,865          7,254
                                              -----
RHODE ISLAND--0.0%
Rhode Island Depositors
 Economic Protection Corp.
 Special Obligation Revenue
 Bonds Series A/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.90%, 08/01/96               1,400          1,454
                                              -----

SchwabFunds(R)                                                                24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.1%
South Carolina State
 Public Service Authority
 Expansion Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.80%, 07/01/96              $ 2,695       $ 2,829
                                            -------
TEXAS--1.2%
Harris County, Texas
 Hospital District Mortgage
 Revenue Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.52%, 04/01/96              23,000         23,734
Houston, Texas
 Water & Sewer System
 Revenue Exchange Prior
 Lien Revenue Bonds Series
 1986A/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 12/01/96                 300            315
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 4.25%, 02/01/96               2,150          2,190
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds Series
 1985B/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 02/01/96              10,000         10,198
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1991A
 4.25%, 02/01/96               3,000          3,004
Trinity River Authority,
 Texas Regional
 Wastewater System
 Revenue Refunding Bonds
 Series A/ (AMBAC
 Insurance)
 3.80%, 08/01/96               1,500          1,504
University of Texas
 Constitutional
 Appropriation Revenue
 Bonds Series 1995(d)
 3.50%, 08/15/96               1,115          1,118
                                            -------
                                             42,063
                                            -------
VIRGINIA--0.0%
Henrico County, Virginia
 Water & Sewer Revenue
 Refunding Bonds Series
 1986/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 05/01/96               1,055          1,090

WASHINGTON--0.0%
Seattle, Washington
 Municipal Metropolitan
 Seattle Sewer Revenue
 Bonds Series 1988R2/
 (Escrowed to Maturity with
 Government Securities)
3.70%, 01/01/96                 750            765
                                           --------
WISCONSIN--0.1%
Wisconsin State
 Clean Water Revenue Bonds
 Series 1991-1
 3.70%, 06/01/96               1,690          1,704
                                           --------
TOTAL REVENUE BONDS (Cost $144,497)
                                            144,497
                                           --------
TAX ANTICIPATION NOTES--0.8%(b)
NEW YORK--0.2%
New York City, New York
 Tax Anticipation Notes
 Series 1995-1996A
 3.60%, 02/15/96               4,500          4,505
South Huntington, New York
 Unified School District
 Tax Anticipation Notes
 Series 1995-1996
 3.64%, 06/28/96               3,850          3,861
                                           --------
                                              8,366
                                           --------
OREGON--0.4%
Lane County, Oregon Tax
 Anticipation Notes Series
 1995-1996
 3.88%, 06/28/96               3,500          3,510
Multnomah County, Oregon
 School District Number 1J
 Portland Tax Anticipation
 Notes
 3.65%, 05/30/96              10,500         10,546
                                           --------
                                             14,056
                                           --------
SOUTH CAROLINA--0.2%
Charleston County, South
 Carolina School District
 Tax Anticipation Notes
 Series 1995-1996
 3.75%, 04/15/96               8,300          8,317
                                           --------
TOTAL TAX ANTICIPATION NOTES (Cost
 $30,739)                                    30,739
                                           --------
TAX AND REVENUE ANTICIPATION NOTES--6.00%(b)
CALIFORNIA--3.6%
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/ (MBIA Insurance)
 3.75%, 07/03/96              56,500         56,774

SchwabFunds(R)                                                                25
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Fullerton, California
 Joint Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.80%, 11/14/96             $ 3,725        $ 3,747
Kern County, California
 High School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.05%, 09/19/96              20,000         20,096
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.83%, 07/01/96               1,500          1,505
 3.68%, 07/01/96               1,200          1,204
Pleasanton, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.00%, 07/05/96               4,030          4,045
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-96
 3.89%, 07/25/96              10,000         10,033
San Joaquin County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-1996
 3.97%, 10/15/96              30,000         30,121
                                            -------
                                            127,525
                                            -------
IOWA--0.7%
Iowa School Corp.
 Warrant Certificates
 Iowa School Cash
 Anticipation Program
 Series 1995A/(Capital
 Guaranty Insurance)
 3.85%, 06/28/96              25,000         25,106
                                            -------
TEXAS--1.4%
Texas State Tax and Revenue
 Anticipation Notes Series
 1995-1996A
 4.05%, 08/30/96              24,000         24,107
 3.95%, 08/30/96               8,190          8,232
 3.94%, 08/30/96               1,000          1,005
 3.90%, 08/30/96               3,000          3,016
 3.73%, 08/30/96              13,000         13,080
                                            -------
                                             49,440
                                            -------
WISCONSIN--0.3%
Kenosha, Wisconsin
 Tax and Revenue
 Anticipation Notes
 3.78%, 06/28/96               4,500          4,510
Wisconsin State Operating
 Tax and Revenue
 Anticipation Notes
 3.50%, 06/17/96               5,000          5,021
                                            -------
                                              9,531
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $211,602)                            211,602
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--12.4%(b)
ARIZONA--1.5%
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985B
 3.80%, 02/12/96               6,450          6,450
 3.85%, 02/26/96               5,000          5,000
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985C
 3.85%, 02/08/96               6,250          6,250
 3.50%, 02/08/96               5,500          5,500
 3.80%, 02/12/96               3,100          3,100
 3.75%, 02/14/96               6,450          6,450
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985G
 3.85%, 02/26/96               4,000          4,000
Salt River, Arizona
 Agricultural Improvement
 Program/(Multiple Credit
 Enhancements)
 3.75%, 01/12/96              15,200         15,200
                                            -------
                                             51,950
                                            -------
COLORADO--1.1%
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990B/ (Sumitomo
 Bank LOC)
 4.05%, 02/15/96               7,520          7,520

SchwabFunds(R)                                                                26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990C/ (Sumitomo
 Bank LOC)
 4.00%, 02/08/96             $15,000        $15,000
Platte River, Colorado
 Power Authority
 Adjustable Tender
 Electric Secondary
 Lien Bonds Series S-1/
 (Morgan Guaranty
 Trust LOC)
 3.75%, 02/07/96               1,800          1,800
 3.75%, 02/08/96              15,000         15,000
                                             ------
                                             39,320
                                             ------
GEORGIA--1.5%
Burke County, Georgia
 Development Authority
 Pollution Control
 Revenue Bonds
 (Oglethorpe Power
 Project) 1st Series 1989/
 (Credit Suisse LOC)
 3.85%, 02/08/96               4,300          4,300
 3.80%, 02/08/96               2,700          2,700
 3.45%, 02/08/96               1,400          1,400
 3.75%, 02/15/96               7,500          7,500
 3.75%, 02/26/96               2,000          2,000
 3.75%, 02/27/96              11,500         11,500
 3.70%, 02/27/96              22,700         22,700
                                             ------
                                             52,100
                                             ------
KANSAS--0.4%
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987A/
 (Toronto-Dominion Bank LOC)
 3.75%, 02/15/96              12,150         12,150
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987B/
 (Deutsche Bank LOC)
 3.80%, 02/07/96               2,200          2,200
                                             ------
                                             14,350
                                             ------
KENTUCKY--0.1%
Pendleton County, Kentucky
 Multiple County Lease
 Revenue Bonds (Kentucky
 Association of Counties
 Lease Program) Series
 1989/ (Commonwealth Bank
 of Australia LOC)
 3.70%, 02/08/96               2,300          2,300
                                             ------
LOUISIANA--2.0%
Louisiana State Adjustable
 Tender General Obligation
 Refunding Bonds Series
 1991A/(Credit Local de
 France & Fuji Bank LOC)
 3.85%, 02/08/96               4,275          4,275
 3.80%, 02/13/96               2,500          2,500
 3.75%, 02/14/96               4,745          4,745
 3.80%, 02/26/96              11,000         11,000
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988B
 3.65%, 02/09/96              48,900         48,900
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988C
 3.65%, 02/09/96               1,000          1,000
                                             ------
                                             72,420
                                             ------
MASSACHUSETTS--0.3%
Massachusetts Water
 Resource Authority
 Commercial Paper Series
 1995/(Morgan Guaranty
 Trust LOC)
 3.75%, 02/22/96               9,400          9,400
                                             ------
MICHIGAN--0.9%
Michigan State Building
 Authority Commercial Paper
 Notes Series 1/ (Canadian
 Imperial Bank of Commerce
 LOC)
 4.10%, 01/16/96              33,600         33,600
                                             ------
MINNESOTA--0.2%
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1988E/
 (Credit Suisse SBPA)
 3.70%, 02/14/96               3,100          3,100
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992A
 3.75%, 02/15/96               3,000          3,000
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992C
 3.45%, 03/07/96               1,550          1,550
                                             ------
                                              7,650
                                             ------

SchwabFunds(R)                                                                27
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW YORK--0.1%
New York City, New York
 Municipal Water Finance
 Authority Tax-Exempt
 Commercial Paper/ (Credit
 Suisse LOC)
 3.75%, 02/08/96             $ 5,000        $ 5,000
                                            -------
NORTH CAROLINA--1.7%
North Carolina Eastern
 Municipal Power Agency
 Power System Revenue Bonds
 Series 1988B/ (Union Bank
 of Switzerland & Morgan
 Guaranty Trust LOC)
 3.70%, 02/07/96              20,500         20,500
 3.75%, 02/26/96               5,400          5,400
North Carolina Eastern
 Municipal Power Agency
 Tax-Exempt Commercial
 Paper/(Industrial Bank of
 Japan LOC)
 3.80%, 02/07/96              24,321         24,321
 3.60%, 02/08/96               9,824          9,824
 3.55%, 02/08/96               2,500          2,500
                                            -------
                                             62,545
                                            -------
TEXAS--2.6%
Lower Colorado River
 Authority Tax-Exempt
 Commercial Paper Series
 B/(Morgan Guaranty Trust
 Revolving Credit Agreement
 3.80%, 02/14/96              15,800         15,800
Texas Municipal Power
 Agency Commercial
 Paper/(Bank of America,
 Canadian Imperial Bank of
 Commerce & Morgan Guaranty
 Trust Revolving Credit
 Agreement)
 3.80%, 01/11/96              49,025         49,025
Texas State Tax-Exempt
 Commercial Paper Series
 1995
 3.35%, 08/12/96              30,000         30,000
                                         ----------
                                             94,825
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $445,460)                            445,460
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $3,586,104)                       $3,586,104
                                         ==========

NOTES TO SCHEDULE OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Tax-Exempt Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $139,017,000 which represented 3.90% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

SchwabFunds(R)                                                                28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

      Abbreviations
     ---------------
     AMBAC             AMBAC Indemnity Corporation
     FGIC              Financial Guaranty Insurance Company
     FHLB              Federal Home Loan Bank
     FNB               First National Bank
     FNMA              Federal National Mortgage Association
     FSA               Financial Security Assurance
     GNMA              Government National Mortgage Association
     LOC               Letter of Credit
     MBIA              Municipal Bond Investors Assurance Corporation
     N.R.U.-C.F.C.     National Rural Utilities Cooperative Financing Corporation
     SBPA              Standby Purchase Agreement
     SLMA              Student Loan Marketing Association
     SPA               Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                29
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $3,586,104)                        $3,586,104
Cash                                                                   166
Interest receivable                                                 30,491
Receivable for fund shares sold                                      2,940
Prepaid expenses                                                       551
                                                                ----------
     Total assets                                                3,620,252
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                         15,284
  Fund shares redeemed                                                 670
  Investments purchased                                             37,735
  Investment advisory and administration fee                           603
  Transfer agency and shareholder service fees                       1,157
  Other                                                                284
                                                                ----------
     Total liabilities                                              55,733
                                                                ----------
Net assets applicable to outstanding shares                     $3,564,519
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $3,566,367
  Accumulated net realized loss on investments sold                 (1,848)
                                                                ----------
                                                                $3,564,519
                                                                ==========
THE PRICING OF SHARES
  3,405,684 outstanding Sweep Shares and
     160,683 outstanding Value Advantage Shares,
     $0.00001 par value (unlimited shares authorized)            3,566,367
  Net asset value, offering and redemption price per each
     Sweep Share and Value Advantage Share                           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                30
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $127,090
                                                                  --------
Expenses:
  Investment advisory and administration fee                        13,694
  Transfer agency and shareholder service fees:
     Sweep Shares                                                   14,432
     Value Advantage Shares                                            103
  Custodian fees                                                       380
  Registration fees                                                    400
  Professional fees                                                    187
  Shareholder reports                                                  296
  Trustees' fees                                                        21
  Amortization of deferred organization costs and
     other prepaid expenses                                             76
  Insurance and other expenses                                         139
                                                                  --------
                                                                    29,728
Less expenses reduced and absorbed                                  (8,375)
                                                                  --------
  Total expenses incurred by Fund                                   21,353
                                                                  --------
Net investment income                                              105,737
Net realized loss on investments sold                                  (21)
                                                                  --------
Increase in net assets resulting from operations                  $105,716
                                                                  ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                31
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                     For the year ended
                                                        December 31,
                                                    1995            1994
                                                 -----------     -----------
Operations:
  Net investment income                          $   105,737     $    65,678
  Net realized loss on investments sold                  (21)         (1,586)
                                                 -----------     -----------
  Increase in net assets resulting
     from operations                                 105,716          64,092
                                                 -----------     -----------
Dividends to shareholders from
  net investment income:
     Sweep Shares                                   (104,288)        (65,678)
     Value Advantage Shares                           (1,449)             --
                                                 -----------     -----------
  Total dividends to shareholders                   (105,737)        (65,678)
                                                 -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                       10,148,323       8,184,151
  Net asset value of shares issued in
     reinvestment of dividends                       100,567          57,664
  Less payments for shares redeemed               (9,700,301)     (7,647,595)
                                                 -----------     -----------
  Increase in net assets from capital
     share transactions                              548,589         594,220
                                                 -----------     -----------
Total increase in net assets                         548,568         592,634
Net Assets:
  Beginning of period                              3,015,951       2,423,317
                                                 -----------     -----------
  End of period                                  $ 3,564,519     $ 3,015,951
                                                 ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                32
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Tax-Exempt Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust adopted a multiple class plan for the Fund on May 9, 1995. Commencing July 7, 1995, the Fund began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Tax-Exempt Money Fund invests in a diversified portfolio of short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

SchwabFunds(R)                                                                33
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $13,694,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $14,432,000 and $103,000 for the Sweep Shares and Value Advantage Shares, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $21,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees and expenses reduced and absorbed by the Investment Manager were $7,229,000 and the total of such fees reduced by Schwab was $1,146,000.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, aggregated (in thousands) $6,419,657 and $5,869,911, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows (in thousands):

                                                                    Year ended December 31,
                                                                     1995*           1994
                                                                  -----------     -----------
Proceeds from shares sold:
  Sweep Shares                                                    $ 9,911,852     $ 8,184,151
  Value Advantage Shares                                              236,471              --
                                                                  -----------     -----------
    Total proceeds from shares sold                                10,148,323       8,184,151
Net asset value of shares issued in
 reinvestment of dividends:
  Sweep Shares                                                         99,813          57,664
  Value Advantage Shares                                                  754              --
                                                                  -----------     -----------
    Total net asset value of shares issued in
      reinvestment of dividends                                       100,567          57,664
Less payments for shares redeemed:
  Sweep Shares                                                     (9,623,759)     (7,647,595)
  Value Advantage Shares                                              (76,542)             --
                                                                  -----------     -----------
    Total payments for shares redeemed                             (9,700,301)     (7,647,595)
Total increase in net assets from
 capital share transactions                                       $   548,589     $   594,220
                                                                  ===========     ===========

* The Value Advantage Shares commenced operations on July 7, 1995.

SchwabFunds(R)                                                                35
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                         Value
                                       Advantage
                                         Shares                             Sweep Shares
                                     --------------  ----------------------------------------------------------
                                     For the period
                                         ended                     For the year ended December 31,
                                      December 31,   ----------------------------------------------------------
                                        1995 1          1995        1994        1993        1992        1991
                                       ----------    ----------------------------------------------------------
Net asset value at
 beginning of period                       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                       .02            .03         .02         .02         .03         .04
 Net realized and unrealized gain
   (loss) on investments                      --             --          --          --          --          --
                                        --------     ----------  ----------  ----------  ----------  ----------
 Total from investment operations            .02            .03         .02         .02         .03         .04
Less distributions
------------------
 Dividends from net investment
   income                                   (.02)          (.03)       (.02)       (.02)       (.03)       (.04)
 Distributions from realized gain on
   investments                                --             --          --          --          --          --
                                        --------     ----------  ----------  ----------  ----------  ----------
 Total distributions                        (.02)          (.03)       (.02)       (.02)       (.03)       (.04)
                                        --------     ----------  ----------  ----------  ----------  ----------
Net asset value at
 end of period                             $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                        ========     ==========  ==========  ==========  ==========  ==========
Total return (%)                            1.68           3.30        2.32        1.93        2.49        4.01
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)       $160,682     $3,403,837  $3,015,951  $2,423,317  $1,744,903  $1,359,121
 Ratio of expenses to
   average net assets (%)                    .45*           .66         .65         .63         .63         .63
 Ratio of net investment income to
   average net assets (%)                   3.50*          3.25        2.31        1.92        2.45        3.91

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995, would have been .95%* and 3.00%*, respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .91%, .91%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 3.00%, 2.05%, 1.62%, 2.14%, and 3.59%, respectively.

1 For the period July 7, 1995 (commencement of operations) to December 31,
1995.

  * Annualized

SchwabFunds(R)                                                                36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Tax-Exempt Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Tax-Exempt Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE
 OBLIGATIONS--52.2%(a)
ABAG Finance Authority for
 Nonprofit Organizations
 Certificates of
 Participation
 (Lucile Salter Packard
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan LOC)
 5.00%, 01/07/96             $ 4,000        $ 4,000
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Aitchison
 Family Project) Series
 1993A/
 (Wells Fargo Bank LOC)
 5.45%, 01/07/96               2,920          2,920
Alameda County, California
 Industrial Development
 Authority Industrial
 Revenue Bonds (Scientific
 Technology Project) Series
 1994A/(Banque Nationale de
 Paris LOC)
 5.45%, 01/07/96               3,000          3,000
Anaheim, California
 Certificates of
 Participation (Anaheim
 Memorial Hospital Assoc.
 Project)/ (AMBAC Insurance
 & Industrial Bank of
 Japan SBPA)
 5.30%, 01/07/96              26,820         26,820
Anaheim, California
 Certificates of
 Participation (Police
 Facility Financing
 Project)/(AMBAC Insurance
 & Industrial
 Bank of Japan SBPA)
 5.25%, 01/07/96               1,550          1,550
Anaheim, California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Heritage Village
 Apartments Project) Series
 1992A/(Multiple Credit
 Enhancements)
 4.70%, 01/07/96               3,385          3,385
Big Bear Lake, California
 Industrial Development
 Revenue Certificates of
 Participation (Southwest
 Gas Corp. Project) Series
 A/(Union Bank of
 Switzerland LOC)
 5.05%, 01/07/96              12,500         12,500
California Educational
 Facilities Authority
 Revenue
 Bonds (California
 Institute
 of Technology) Series 1994
 4.60%, 01/07/96              16,300         16,300
California Health
 Facilities Financing
 Authority
 Revenue Bonds
 (Adventist Health System--
 Sutter Health)
 Series 1991A/
 (Toronto-Dominion
 Bank LOC)
 4.85%, 01/07/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Childrens Hospital
 Project) Series 1991/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96               9,900          9,900
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Huntington Memorial
 Hospital) Series 1985/
 (Morgan Guaranty
 Trust LOC)
 4.90%, 01/07/96               9,600          9,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993A
 4.90%, 01/07/96               8,200          8,200
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Kaiser Permanente
 Project) Series 1993B
 4.90%, 01/07/96               1,600          1,600
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Saint Joseph's Hospital)
 Series 1985B
 5.90%, 01/01/96               1,000          1,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1985B/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96              15,120         15,120
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991A/
 (MBIA Insurance &
 Morgan Guaranty
 Trust SBPA)
 4.95%, 01/07/96               1,100          1,100
California Health
 Facilities Financing
 Authority Revenue Bonds
 (Scripps Memorial
 Hospital) Series 1991B/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              13,900         13,900

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Health
 Facilities Financing
 Authority Revenue Bonds
 (St. Francis Hospital)
 Series 1995F/
 (MBIA Insurance &
 Rabobank Nederland N.V.
 SBPA)
 4.85%, 01/07/96             $30,000        $30,000
California Health
 Facilities Financing
 Authority Revenue Bonds
 Pooled Loan Program Series
 1985B/(FGIC Insurance &
 FGIC SPA)
 4.95%, 01/07/96               2,000          2,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1988A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Burney Forest Products
 Project) Series
 1989A/(National
 Westminster Bank LOC)
 5.95%, 01/01/96                 200            200
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Reynolds Metals Co.
 Project) Series 1985/
 (National Westminster Bank
 LOC)
 5.10%, 01/07/96               1,300          1,300
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southdown, Inc. Project)
 Series B/(Societe Generale
 LOC)
 4.20%, 01/08/96               3,900          3,900
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986A
 5.40%, 01/01/96               6,700          6,700
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986D
 5.40%, 01/01/96               1,300          1,300
California Pollution
 Control Financing
 Authority Resource
 Recovery Revenue Bonds
 (Sanger Project) Series
 1990A/ (Credit Suisse LOC)
 5.05%, 01/07/96               9,200          9,200
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Athens Disposal Company
 Project) Series 1995A/
 (Wells Fargo Bank LOC)
 5.20%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Burrtec Waste Industries
 Project) Series 1995A/
 (Union Bank LOC)
 5.25%, 01/07/96               4,000          4,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990A/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              12,900         12,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990B/ (Swiss Bank
 LOC)
 5.05%, 01/07/96               8,900          8,900
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Colmac Energy Project)
 Series 1990C/ (Swiss Bank
 LOC)
 5.05%, 01/07/96              10,000         10,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Contra Costa Services)
 Series 1995A/ (Bank of
 America LOC)
 5.15%, 01/07/96               4,500          4,500
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Shell Oil Co. Martinez
 Project) Series 1994A
 6.05%, 01/01/96               1,000          1,000
California Pollution
 Control Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Taormina
 Industries Project) Series
 1994B/(Sanwa Bank LOC)
 5.40%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Statewide
 Community Development
 Authority Apartment
 Development Revenue Bonds
 Series 1995-A3/ (FNMA LOC)
 4.90%, 01/07/96             $10,000        $10,000
California Statewide
 Community Development
 Authority Hospital Revenue
 Bonds Certificates of
 Participation (Sutter
 Health Obligation Group)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.90%, 01/01/96               1,100          1,100
California Statewide
 Community Development
 Authority Revenue
 Bonds Certificates of
 Participation (Kaiser
 Foundation Hospitals)
 4.90%, 01/07/96              10,000         10,000
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (13th I
 Associates Project)/
 (Union Bank LOC)
 5.30%, 01/07/96               5,540          5,540
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (ARM Inc. Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 675            675
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Aerostar
 Properties Project)/
 (Union Bank LOC)
 5.40%, 01/07/96               5,095          5,095
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Agricultural Products
 Inc. Project)/ (Union Bank
 LOC)
 5.55%, 01/07/96               1,440          1,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Development Industries)
 Series 1994A/ (Bank of
 Tokyo LOC)
 5.35%, 01/07/96               1,640          1,640
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Industrial Dynamics Co.
 Project)/ (Union Bank LOC)
 5.55%, 01/07/96               5,190          5,190
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Lorber Industries
 of California Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,050          1,050
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific
 Handy Cutter
 Products Project)/
 (Union Bank LOC)
 5.55%, 01/07/96               1,210          1,210
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Pacific Scientific
 Project) Series 1989/
 (Bank of California LOC)
 5.25%, 01/07/96               5,125          5,125
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Packaging
 Innovation Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96               2,440          2,440
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (The Diamond
 Foods Project) Series
 1991/(Union Bank LOC)
 5.55%, 01/07/96               1,465          1,465
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue
 Bonds (Z-Nix Co., Inc.
 Project)/(Union Bank LOC)
 5.55%, 01/07/96                 920            920
California Statewide
 Community Development
 Corp. Revenue
 Bonds (ORA
 Real Estate Project)
 Series 1995D/
 (Union Bank LOC)
 5.35%, 01/07/96               3,000          3,000

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Carlsbad, California Multi
 Family Housing Revenue
 Refunding Bonds
 Certificates of
 Participation (La Costa
 Apartment Project) Series
 1993A/ (Bank of America
 LOC)
 4.80%, 01/07/96             $ 4,920        $ 4,920
Concord, California Multi
 Family Housing Mortgage
 Revenue Bonds (Bel Air
 Apartments Project) Series
 1986A/(Bank of America LOC)
 5.00%, 01/07/96               3,000          3,000
Contra Costa, California
 Multi Family Housing
 Mortgage Revenue Bonds (El
 Cerrito Project) Series A/
 (Bank of America LOC)
 5.00%, 01/07/96                 980            980
Contra Costa, California
 Transportation Authority
 Sales Tax Revenue Bonds
 Series 1993A/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              30,300         30,300
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Johnson
 Duarte Partners Project)
 Series 1984B/ (Bank of
 America LOC)
 4.90%, 01/07/96               1,600          1,600
Duarte, California
 Redevelopment Agency
 Certificates of
 Participation (Piken
 Duarte Partners Project)
 Series 1984A/ (Bank of
 America LOC)
 4.90%, 01/07/96               4,250          4,250
Emeryville, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Bonds (Emery Bay
 Apartments II Project)
 Series 1991A/
 (Bank of America LOC)
 4.90%, 01/07/96               6,000          6,000
Encinitas, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Torrey Pines Project)
 Series A/
 (Bank of America LOC)
 4.80%, 01/07/96               8,100          8,100
Foothill Eastern
 Transportation Corridor
 Agency, California Toll
 Road Revenue Bonds Series
 1995D/(Industrial Bank of
 Japan LOC)
 5.00%, 01/07/96               1,000          1,000
Fremont, California Multi
 Family Housing Revenue
 Refunding Certificates of
 Participation (Amber Court
 Apartments Project) Series
 1990A/(Bank of Tokyo LOC)
 5.30%, 01/07/96              10,380         10,380
Fresno, California Multi
 Family Mortgage Revenue
 Bonds (Oak Cornelia
 Apartments Project) Series
 1985A/(First Interstate
 Bank of California LOC)
 5.10%, 01/07/96              25,265         25,265
Glenn, California
 Industrial Development
 Authority Revenue Bonds
 (Land 'O Lakes Project)/
 (Sanwa Bank LOC)
 5.60%, 01/07/96               1,900          1,900
Grand Terrace, California
 Community Redevelopment
 Agency Multi Family
 Housing Revenue Bonds
 (Mount Vernon Villas
 Project) Series 1985A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96               1,865          1,865
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 102,103,105,106
 Revenue Refunding Bonds/
 (Commerzbank AG LOC)
 5.90%, 01/01/96               4,300          4,300
Irvine Ranch, California
 Water District
 Consolidated District
 Numbers 105,250,290
 Revenue Refunding Bonds
 Series 1991/(National
 Westminster Bank LOC)
 5.90%, 01/01/96               1,200          1,200
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96                 100            100
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-3/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               1,400          1,400
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985B-1/ (Sumitomo Bank
 LOC)
 6.10%, 01/01/96                 100            100

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding
 Bonds Series 1993A/
 (Bank of America LOC)
 6.00%, 01/01/96              $1,200         $1,200
Irvine, California
 Improvement Bond Act 1915
 Revenue Bonds (Special
 Assessment District
 No. 94-15)/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/01/96                 500            500
Kern County, California
 Certificates of
 Participation (Kern Public
 Facilities Project) Series
 A/(Sanwa Bank LOC)
 4.85%, 01/07/96                 200            200
Lancaster, California
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Woodcreek Garden
 Apartments Project) Series
 1985J/ (Bank of Tokyo LOC)
 5.10%, 01/07/96               8,400          8,400
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds (Arbors
 Apartment Project) Series
 1991A/(Bank of Tokyo LOC)
 5.30%, 01/07/96               9,255          9,255
Livermore, California Multi
 Family Housing Revenue
 Refunding Bonds
 (Diablo Vista
 Apartments Project) Series
 1990A/(Union Bank LOC)
 5.30%, 01/07/96               6,950          6,950
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985A/
 (Bank of America LOC)
 4.85%, 01/07/96               3,800          3,800
Los Angeles County,
 California Certificates of
 Participation Adjustable
 Convertible Extendable
 Securities (Los Angeles
 County Museum of
 Art Project)
 Series 1985B/
 (Bank of America LOC)
 4.85%, 01/07/96               3,500          3,500
Los Angeles County,
 California Metropolitan
 Transportation Authority
 General Revenue Bonds
 (Union Station Project)
 Series 1985A/
 (FSA Insurance &
 Societe Generale SBPA)
 4.75%, 01/07/96              33,100         33,100
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Casden Community
 Complex) Series 1991C/
 (FHLB LOC)
 4.80%, 01/07/96               3,200          3,200
Los Angeles County,
 California Multi Family
 Mortgage Revenue Refunding
 Bonds (Valencia Village
 Project) Series 1984C/
 (Industrial Bank of Japan
 LOC)
 5.35%, 01/07/96                 900            900
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series 1992A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.10%, 01/07/96               9,700          9,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Baldwin
 Hills Public Parking
 Project) Series B/
 (Wells Fargo Bank LOC)
 4.85%, 01/07/96              10,700         10,700
Los Angeles, California
 Community Redevelopment
 Agency Certificates of
 Participation (Broadway
 Springs Center Project)
 Series 1987/
 (Bank of America LOC)
 4.90%, 01/07/96              10,900         10,900
Los Angeles, California
 Multi Family Housing
 Revenue Bonds (Poinsettia
 Apartments Project) Series
 1989A/(Dai-Ichi Kangyo
 Bank LOC)
 5.35%, 01/07/96               9,600          9,600
Marin County, California
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Crest Marin II
 Apartments Project)
 Series 1989A/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.45%, 01/07/96               7,200          7,200

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Modesto, California
 High School District and
 Modesto City School
 District Certificates of
 Participation (Capital
 Facilities Project) Series
 1991/(Mitsubishi Bank LOC)
 5.00%, 01/07/96              $3,700         $3,700
Monterey County, California
 Financing Authority
 Revenue Bonds (Reclamation
 & Distribution Projects)/
 (Dai-Ichi Kangyo
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
Moorpark, California Multi
 Family Housing Revenue
 Refunding Bonds (Le Club
 Apartments Project) Series
 A/(Citibank LOC)
 4.80%, 01/07/96               6,000          6,000
Oakland, California
 Economic Development
 Revenue Refunding Bonds
 (Leamington Hotel Project)
 Series 1994A/ (First
 Interstate Bank of
 California LOC)
 4.90%, 01/07/96               4,250          4,250
Oakland, California Health
 Facilities Revenue Bonds
 Certificates of
 Participation (Children's
 Hospital Project) Series
 1988A/ (Banque Nationale
 de Paris LOC)
 4.95%, 01/07/96               3,300          3,300
Ontario, California
 Redevelopment Agency Multi
 Family Housing Revenue
 Refunding Bonds Series
 1991A/(FHLB LOC)
 4.80%, 01/07/96               4,492          4,492
Orange County, California
 Apartment Development
 Revenue Refunding Bonds
 (Jess L. Frost Project)
 Series 1985B/
 (Wells Fargo Bank LOC)
 5.40%, 01/07/96               8,200          8,200
Orange County, California
 Certificates of
 Participation (Florence
 Crittenton Services
 Project) Series 1990/
 (Swiss Bank LOC)
 5.00%, 01/07/96               6,900          6,900
Orange County, California
 Municipal Water District
 Water Facilities Corp.
 Certificates of
 Participation/
 (Barclays Bank &
 National Westminster
 Bank LOC)
 5.20%, 01/07/96              31,225         31,225
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation (Capital
 Improvement Programs)
 Series 1990-92C/
 (FGIC Insurance &
 FGIC SPA)
 6.00%, 01/01/96               7,800          7,800
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Series
 1990-92A/(National Westminster
 Bank LOC)
 5.90%, 01/01/96              12,500         12,500
Orange County, California
 Water District
 Certificates of
 Participation Sanitation
 Districts #1,2,3/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              11,600         11,600
Panama Buena Vista,
 California Unified School
 District Certificates of
 Participation (1994
 Capital Improvement
 Financing Project)/(Bank
 of California LOC)
 5.45%, 01/07/96               4,000          4,000
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985A/
 (Sanwa Bank LOC)
 4.80%, 01/07/96               8,800          8,800
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985B/
 (Sanwa Bank LOC)
 5.00%, 01/07/96                 100            100
Riverside County,
 California Certificates of
 Participation (Riverside
 County Public Facility Project)
 Series 1985C/
 (Sanwa Bank LOC)
 5.00%, 01/07/96               5,600          5,600

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Riverside County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Briarwood Apartment
 Project) Series 1985C/
 (FHLB LOC)
 5.15%, 01/07/96             $ 4,500        $ 4,500
Riverside County,
 California
 Industrial Development
 Authority Revenue Bonds
 (Cryogenic Project) Series
 1989B-1/ (Rabobank
 Nederland N.V. LOC)
 5.05%, 01/07/96               4,100          4,100
Sacramento County,
 California Certificates of
 Participation
 (Administration
 Center & Court House
 Project)/(Union Bank of
 Switzerland LOC)
 4.75%, 01/07/96              28,200         28,200
Salinas, California
 Apartment Development
 Multi Family Housing
 Revenue Bonds (Mariner
 Villa Project) Series
 1985B/(Bank of America LOC)
 4.80%, 01/07/96               2,725          2,725
San Bernardino County,
 California Certificates of
 Participation (Glen Helen
 Blockbuster Project)
 Series 1994C/
 (Mitsubishi Bank LOC)
 5.50%, 01/07/96               7,255          7,255
San Bernardino County,
 California Multi Family
 Housing Revenue Bonds
 (Western Properties
 Project IV) Series 1985/
 (Bank of America LOC)
 4.55%, 01/07/96               1,100          1,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-1/ (Citibank LOC)
 5.30%, 01/07/96              26,500         26,500
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series A-2/ (Citibank LOC)
 5.30%, 01/07/96               3,750          3,750
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Fillmore Center Project)
 Series B-2/
 (Bank of Nova Scotia LOC)
 5.15%, 01/07/96              13,100         13,100
San Francisco, California
 City and County
 Redevelopment Agency Multi
 Family Revenue Bonds
 (Rincon Center Apartments)
 Series 1985B/(Citibank LOC)
 5.30%, 01/07/96               5,705          5,705
San Francisco, California
 Housing Authority Multi
 Family Housing Revenue
 Bonds (737 Post Project)
 Series 1985D/
 (Banque Nationale de
 Paris LOC)
 4.95%, 01/07/96              16,800         16,800
San Jose/Santa Clara,
 California Water Financing
 Authority Sewer Revenue
 Bonds Series B/
 (AMBAC Insurance &
 Bank of Nova Scotia LOC)
 4.75%, 01/07/96               7,600          7,600
San Mateo County,
 California Certificates of
 Participation (Capital
 Projects) Series 1985B/
 (Swiss Bank LOC)
 4.75%, 01/07/96               3,145          3,145
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985A/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               7,900          7,900
Santa Clara County,
 California El Camino
 Hospital District Hospital
 Facility Authority Revenue
 Bonds (Valley Medical
 Center Project) Series
 1985B/(National
 Westminster Bank LOC)
 4.85%, 01/07/96               8,100          8,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985A/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              13,300         13,300
Santa Clara, California
 Electric Revenue Bonds
 Series 1985B/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              12,100         12,100
Santa Clara, California
 Electric Revenue Bonds
 Series 1985C/(National
 Westminster Bank LOC)
 4.90%, 01/07/96               8,800          8,800

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Santa Cruz County,
 California Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Paloma del Mar Apartments
 Project) Series 1992A/
 (Bank of Tokyo LOC)
 5.20%, 01/07/96             $ 7,700        $ 7,700
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation
 (Lincoln Wood
 Ranch Project)/ (Sumitomo
 Bank LOC)
 5.30%, 01/07/96               5,600          5,600
South San Francisco,
 California Multi Family
 Revenue Bonds
 (Magnolia Plaza Apartments
 Project) Series A/
 (Wells Fargo Bank LOC)
 5.35%, 01/07/96               4,500          4,500
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project) Series 1991/
 (AMBAC Insurance &
 Swiss Bank SBPA)
 4.75%, 01/07/96              21,000         21,000
Vallejo, California
 Commercial Development
 Revenue Bonds
 (Vallejo Center
 Association Project)
 Series 1994A/
 (Bank of Tokyo LOC)
 5.35%, 01/07/96                 900            900
Victor, California
 Elementary School District
 Certificates of
 Participation
 (School Construction
 Financing Project)/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               4,000          4,000
Visalia, California
 Public Building Authority
 Certificates of
 Participation
 (Convention Center
 Expansion Project)
 Series 1991/
 (Bank of California LOC)
 5.35%, 01/07/96               1,000          1,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $874,397)                            874,397

VARIABLE RATE TENDER
 OPTION BONDS--0.2%(a)
Southern California Rapid
 Transit District,
 California Certificates of
 Participation Short Mode
 Tender Option Bonds
 (BT-9)/(MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               4,200          4,200
                                            -------
TOTAL VARIABLE RATE TENDER
 OPTION BONDS (Cost $4,200)                   4,200
                                            -------
VARIABLE RATE TENDER
 OPTION BOND PARTNERSHIPS--5.4%(a)(c)
California State Department
 of Water Resources Revenue
 Bonds (Central Valley
 Project) Series J3
 Tender Option Bond
 Partnership (BTP-141)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96               5,155          5,155
California State Revenue
 Anticipation Warrants
 Series 1994C Tender
 Option Bond Partnership
 (BTP-150)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              10,000         10,000
California State Revenue
 Anticipation Warrants
 Series C Tender Option
 Bond Partnership
 (BTP-96)/(Multiple
 Credit Enhancements &
 Bankers Trust
 Tender Option)
 5.30%, 01/07/96              18,465         18,465
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Tender Option
 Bond Partnership
 (BTP-146)/(Bankers
 Trust Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.15%, 01/07/96              23,078         23,078
Los Angeles, California
 Department of Water &
 Power Electric Plant
 Revenue Refunding Bonds
 Series 1994 Tender Option
 Bond Partnership
 (BTP-68)/(Automatic
 Data Processing, Inc.
 Tender Option)
 4.37%, 01/07/96               5,195          5,195

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Metropolitan Water District
 of Southern California
 Waterworks General
 Obligation Revenue
 Refunding Bonds Series
 1993A1 and
 1993A2 Tender Option
 Bond Partnership
 (BTP-115)/
 (Bankers Trust
 Tender Option)
 5.15%, 01/07/96             $10,145        $10,145
San Diego County,
 California Regional
 Transportation Commission
 Sales Tax Tender Option
 Bonds Partnership
 (BTP-135)/
 (FGIC Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               2,000          2,000
Southern California Public
 Power Authority Power
 Project Class A
 Tender Option
 Bond Partnership (BTP-90)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,290          8,290
Southern California Rapid
 Transit District
 Certificates of
 Participation (Workers
 Compensation Funding
 Program) Tender Option
 Bond Partnership
 (BTP-163)/
 (MBIA Insurance &
 Bankers Trust
 Tender Option)
 3.00%, 01/07/96               8,710          8,710
                                             ------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS
 (Cost $91,038)                              91,038
                                             ------
CERTIFICATES OF PARTICIPATION--2.0%(b)
Desert Sands, California
 Unified School District
 Certificates of
 Participation (Measure O
 Project) Series B/
 (Escrowed to Maturity with
 Government Securities)
 2.60%, 03/01/96              10,000         10,257
San Jose, California
 Certificates of
 Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              12,500         13,080
San Mateo, California
 Redevelopment Agency
 Certificates of
 Participation Revenue
 Refunding Bonds (Bridge
 and Water
 Pumping Station)/
 (Escrowed to Maturity with
 Government Securities)
 3.67%, 08/01/96               9,305          9,721
                                            -------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $33,058)                              33,058
                                             ------
REVENUE ANTICIPATION WARRANTS--2.2%(b)
California State Revenue
 Anticipation Warrants
 Series C/(FGIC Insurance)
 4.61%, 04/25/96              35,900         36,099
                                             ------
TOTAL REVENUE ANTICIPATION WARRANTS
 (Cost $36,099)                              36,099
                                             ------
REVENUE BONDS--0.3%(b)
Santa Clara Valley Water
 District, California
 Revenue Refunding Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.55%, 06/01/96               1,000          1,009
Southern California Public
 Power Authority Revenue
 Bonds (Southern California
 Public Power
 Transmission Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 07/01/96               3,575          3,756
                                             ------
TOTAL REVENUE BONDS
 (Cost $4,765)                                4,765
                                             ------
SPECIAL TAX BONDS--0.1%(b)
South Poway, California
 Community Facility
 District No. 1 Special Tax
 (Pomerado Business Park)
 Series 1985A/
 (Escrowed to Maturity with
 Government Securities)
 3.80%, 03/02/96               1,000          1,039
                                             ------
TOTAL SPECIAL TAX BONDS
 (Cost $1,039)                                1,039
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TAX AND REVENUE
 ANTICIPATION
 NOTES--17.3%(b)
Berkeley, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.95%, 07/17/96             $10,500        $10,543
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/(MBIA Insurance)
 3.95%, 07/03/96               2,800          2,811
 3.86%, 07/03/96              25,000         25,102
 3.85%, 07/03/96                 225            226
 3.75%, 07/03/96              40,000         40,194
Desert Sands, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96              10,000         10,024
East Side Unified High
 School District
 Santa Clara County
 California Tax and Revenue
 Anticipation Notes
 4.00%, 10/10/96               8,000          8,030
Elk Grove, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/31/96              10,400         10,429
Fremont, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 07/11/96              13,000         13,034
Fresno, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 06/28/96              19,900         19,947
Livermore, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/10/96               4,600          4,612
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.87%, 07/01/96               7,260          7,281
 3.82%, 07/01/96              10,000         10,031
 3.80%, 07/01/96               1,000          1,003
 3.70%, 07/01/96               5,000          5,018
 3.68%, 07/01/96              10,000         10,037
Marin County, California
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.85%, 07/03/96              37,000         37,161
Mountain View, California
 School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               2,000          2,005
Mountain View/Los Altos,
 California Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.00%, 07/05/96               4,200          4,210
Oxnard, California Unified
 High School District
 (Ventura County)
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.90%, 10/11/96               5,500          5,535
San Diego County,
 California Tax and Revenue
 Anticipation Notes
 3.76%, 09/30/96               2,000          2,011
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.89%, 07/25/96              40,000         40,131
Santa Rosa, California
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 3.95%, 09/27/96              10,000         10,057
Sutter County, California
 Office of Education
 Tax and Revenue
 Anticipation Notes
 Series 1995-96
 4.05%, 09/14/96              10,000         10,030
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $289,462)                            289,462
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--20.3%(b)
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988A/
 (Swiss Bank LOC)
 3.75%, 01/11/96               6,200          6,200
 3.75%, 02/07/96               5,000          5,000
 3.65%, 02/08/96               3,975          3,975
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988B/
 (Sumitomo Bank LOC)
 3.65%, 02/08/96              58,700         58,700
 3.60%, 03/07/96              17,600         17,600

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988C/
 (Credit Suisse LOC)
 3.70%, 01/10/96             $ 5,500        $ 5,500
 3.75%, 02/07/96               1,000          1,000
 3.70%, 02/07/96               6,800          6,800
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988D/
 (Bank of Tokyo LOC)
 3.95%, 01/10/96               4,350          4,350
 3.60%, 02/08/96               3,495          3,495
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Pacific Gas & Electric)
 Series 1988F/
 (Banque Nationale de Paris
 LOC)
 4.25%, 01/09/96              10,000         10,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison)
 Series 1985A
 3.65%, 02/07/96                 900            900
 3.65%, 02/08/96              12,000         12,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison)
 Series 1985B
 3.65%, 02/07/96                 800            800
 3.65%, 02/08/96              14,000         14,000
California Pollution
 Control Financing
 Authority
 Solid Waste Disposal
 Revenue Bonds
 (Thermal Energy
 Development LP) Series
 1988A/(National
 Westminster Bank LOC)
 3.55%, 02/08/96              35,000         35,000
East Bay Municipal Utility
 District, California
 (Wastewater Systems)
 Tax-Exempt Commercial
 Paper/(National
 Westminster Bank LOC)
 3.65%, 01/12/96              10,700         10,700
Long Beach, California
 Harbor Revenue Commercial
 Paper Notes Series
 1994A/(Multiple Credit
 Enhancements)
 3.50%, 02/06/96              20,000         20,000
 3.45%, 02/09/96               4,000          4,000
Los Angeles County,
 California Department of
 Water and Power Electric
 Plant Short Term
 Revenue Bonds
 3.65%, 01/12/96               7,000          7,000
Los Angeles County,
 California Transportation
 Commission Second
 Subordinate Sales Tax
 Revenue Bonds
 Series A/(Multiple
 Credit Enhancements)
 3.75%, 01/11/96               6,100          6,100
Los Angeles, California
 Wastewater System Tax-
 Exempt Commercial Paper
 3.65%, 01/12/96              10,000         10,000
Metropolitan Water District
 of Southern California
 Tax-Exempt Commercial
 Paper
 3.75%, 02/21/96              10,000         10,000
Orange County, California
 Local Transportation
 Authority Sales Tax
 Revenue Commercial Paper
 Notes/(Industrial Bank of
 Japan LOC)
 3.75%, 01/11/96               8,000          8,000
 3.70%, 01/11/96               3,000          3,000
 3.65%, 02/08/96              52,200         52,200
Sacramento, California
 Municipal Utility District
 Tax-Exempt Commercial
 Paper Series I/
 (Bank of America &
 Morgan Guaranty
 Trust LOC)
 3.75%, 02/08/96               2,133          2,133
West and Central Basin
 Financing Authority
 West Basin
 Municipal Water District
 Tax-Exempt Commercial
 Paper Notes/
 (Toronto-Dominion Bank LOC)
 3.75%, 01/24/96               7,500          7,500
 3.50%, 02/09/96              14,000         14,000
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $339,953)                            339,953
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $1,674,011)                       $1,674,011
                                         ==========

               See accompanying Notes to Schedule of Investments.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab California Tax-Exempt Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $91,038,000 which represented 5.40% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

Abbreviations
--------------
     AMBAC     AMBAC Indemnity Corporation
     FGIC      Financial Guaranty Insurance Company
     FHLB      Federal Home Loan Bank
     FNMA      Federal National Mortgage Association
     FSA       Financial Security Assurance
     LOC       Letter of Credit
     MBIA      Municipal Bond Investors Assurance Corporation
     SBPA      Standby Purchase Agreement
     SPA       Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $1,674,011)                        $1,674,011
Cash                                                                    38
Interest receivable                                                 14,817
Receivable for fund shares sold                                      4,914
Prepaid expenses                                                       162
                                                                ----------
     Total assets                                                1,693,942
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                          6,832
  Fund shares redeemed                                                 485
  Investment advisory and administration fee                           267
  Transfer agency and shareholder service fees                         536
  Other                                                                119
                                                                ----------
     Total liabilities                                               8,239
                                                                ----------
Net assets applicable to outstanding shares                     $1,685,703
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $1,686,367
  Accumulated net realized loss on investments sold                   (664)
                                                                ----------
                                                                $1,685,703
                                                                ==========
THE PRICING OF SHARES
  1,578,359 outstanding Sweep Shares and
     108,008 outstanding Value Advantage Shares,
     $0.00001 par value (unlimited shares authorized)            1,686,367
  Net asset value, offering and redemption price per each
     Sweep Share and Value Advantage Share                           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $55,134
                                                                  -------
Expenses:
  Investment advisory and administration fee                        6,445
  Transfer agency and shareholder service fees:
     Sweep Shares                                                   6,469
     Value Advantage Shares                                            31
  Custodian fees                                                      244
  Registration fees                                                   207
  Professional fees                                                   103
  Shareholder reports                                                  64
  Trustees' fees                                                        9
  Amortization of deferred organization costs and
     other prepaid expenses                                            50
  Insurance and other expenses                                         75
                                                                  -------
                                                                   13,697
Less expenses reduced and absorbed                                 (4,297)
                                                                  -------
  Total expenses incurred by Fund                                   9,400
                                                                  -------
Net investment income                                              45,734
Net realized gain on investments sold                                   8
                                                                  -------
Increase in net assets resulting from operations                  $45,742
                                                                  =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                   For the year ended
                                                      December 31,
                                                  1995            1994
                                               -----------     -----------
Operations:
  Net investment income                        $    45,734     $    27,608
  Net realized gain (loss) on
     investments sold                                    8            (600)
                                               -----------     -----------
  Increase in net assets resulting
     from operations                                45,742          27,008
                                               -----------     -----------
Dividends to shareholders from
  net investment income:
     Sweep Shares                                  (45,302)        (27,608)
     Value Advantage Shares                           (432)             --
                                               -----------     -----------
  Total dividends to shareholders                  (45,734)        (27,608)
                                               -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                      4,383,313       3,435,641
  Net asset value of shares issued in
     reinvestment of dividends                      43,226          24,116
  Less payments for shares redeemed             (4,034,727)     (3,227,316)
                                               -----------     -----------
  Increase in net assets from capital
     share transactions                            391,812         232,441
                                               -----------     -----------
Total increase in net assets                       391,820         231,841
Net Assets:
  Beginning of period                            1,293,883       1,062,042
                                               -----------     -----------
  End of period                                $ 1,685,703     $ 1,293,883
                                               ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab California Tax-Exempt Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust adopted a multiple class plan for the Fund on May 9, 1995. Commencing October 3, 1995, the Fund began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab California Tax-Exempt Money Fund, which is not "diversified" within the meaning of the Investment Company Act of 1940, as amended, invests in a portfolio of debt obligations issued by or on behalf of California and other states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities that generate interest exempt from federal income tax and State of California personal income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $6,445,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $6,469,000 and $31,000 for the Sweep Shares and Value Advantage Shares, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $9,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------
SCHWAB CALIFORNIA TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees and expenses reduced and absorbed by the Investment Manager were $3,707,000 and the total of such fees reduced by Schwab was $590,000.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, aggregated (in thousands) $3,297,957 and $2,925,680, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows (in thousands):

                                                                 Year ended December 31,
                                                               1995*                 1994
                                                            -----------           -----------
Proceeds from shares sold:
  Sweep Shares                                              $ 4,257,465           $ 3,435,641
  Value Advantage Shares                                        125,848                    --
                                                            -----------           -----------
    Total proceeds from shares sold                           4,383,313             3,435,641
Net asset value of shares issued in
 reinvestment of dividends:
  Sweep Shares                                                   43,152                24,116
  Value Advantage Shares                                             74                    --
                                                            -----------           -----------
    Total net assets of shares issued in
      reinvestment of dividends                                  43,226                24,116
Less payments for shares redeemed:
  Sweep Shares                                               (4,016,813)           (3,227,316)
  Value Advantage Shares                                        (17,914)                   --
                                                            -----------           -----------
    Total payments for shares redeemed                       (4,034,727)           (3,227,316)
Total increase in net assets from
 capital share transactions                                 $   391,812           $   232,441
                                                            ===========           ===========

* The Value Advantage Shares commenced operations on October 3, 1995.

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                     Value
                                   Advantage
                                    Shares
                                 -------------                            Sweep Shares
                                    For the      --------------------------------------------------------------
                                    period
                                     ended       \-------------- For the year ended December 31, -------------\
                                 December 31,
                                    1995 1          1995          1994          1993         1992        1991
                                 -------------   --------------------------------------------------------------
Net asset value at
 beginning of period                   $1.00          $1.00         $1.00         $1.00       $1.00       $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                   .01            .03           .02           .02         .02         .04
 Net realized and
   unrealized gain (loss)
   on investments                         --             --            --            --          --          --
                                    --------     ----------    ----------    ----------    --------    --------
 Total from investment operations        .01            .03           .02           .02         .02         .04
Less distributions
------------------
 Dividends from net
   investment income                    (.01)          (.03)         (.02)         (.02)       (.02)       (.04)
 Distributions from realized gain
   on investments                         --             --            --            --          --          --
                                    --------     ----------    ----------    ----------    --------    --------
 Total distributions                    (.01)          (.03)         (.02)         (.02)       (.02)       (.04)
                                    --------     ----------    ----------    ----------    --------    --------
Net asset value at
 end of period                         $1.00          $1.00         $1.00         $1.00       $1.00       $1.00
                                    ========     ==========    ==========    ==========    ========    ========
Total return (%)                         .84           3.20          2.26          1.91        2.35        3.77
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)  $ 108,008     $1,577,695    $1,293,883    $1,062,042    $691,176    $494,214
 Ratio of expenses to
   average net assets (%)                .45*           .65           .64           .63         .63         .61
 Ratio of net investment income
   to average net assets (%)            3.48*          3.15          2.25          1.89        2.31        3.70

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995 would have been 1.04%* and 2.89%*, respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .94%, .94%, .96%, .97%, and .98%, respectively, and the ratio of net investment income to average net assets would have been 2.86%, 1.95%, 1.56%, 1.97%, and 3.33%, respectively.

1 For the period October 3, 1995 (commencement of operations) to December 31, 1995.

 *  Annualized

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab California Tax-Exempt Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab California Tax-Exempt Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
CORPORATE
 OBLIGATIONS--62.4%(a)
ASSET BACKED SECURITIES--13.2%
Alpha Finance Corp.
 5.57%, 03/15/96             $ 5,000        $ 4,943
Alpine Securitization Corp.
 5.83%, 01/09/96              15,224         15,205
Apreco, Inc.
 5.80%, 01/29/96              32,200         32,057
 5.75%, 02/23/96               7,000          6,942
Beta Finance, Inc.
 5.71%, 01/22/96              12,000         11,961
 5.87%, 02/16/96              13,000         12,905
 5.79%, 03/25/96              12,000         11,842
 5.65%, 04/10/96               5,000          4,923
Briarcliff Capital Corp.
 5.78%, 02/05/96              20,000         19,889
Broadway Capital Corp.
 5.91%, 01/03/96               7,616          7,614
 5.91%, 01/05/96              25,000         24,984
 5.87%, 01/05/96              10,000          9,994
 5.86%, 01/09/96              40,941         40,888
 5.86%, 01/10/96              40,000         39,942
 5.86%, 01/11/96              15,748         15,723
 5.99%, 01/16/96              25,365         25,303
 5.88%, 01/19/96              18,000         17,948
 5.99%, 01/22/96              50,753         50,578
 6.05%, 02/05/96               5,000          4,971
 6.05%, 02/12/96              18,000         17,875
Corporate Asset Funding Corp.
 5.77%, 02/05/96              45,600         45,348
Corporate Receivables Corp.
 5.80%, 01/25/96              20,000         19,924
 5.76%, 02/02/96              21,375         21,267
 5.76%, 02/16/96              31,400         31,172
ESC Securitization, Inc.
 5.81%, 01/11/96              30,000         29,952
 5.79%, 01/26/96              22,000         21,913
 5.76%, 02/01/96              10,000          9,951
 5.58%, 03/21/96              26,000         25,682
Enterprise Funding Corp.
 5.82%, 01/09/96               5,073          5,067
 5.80%, 01/10/96               8,111          8,099
 5.83%, 01/18/96               5,886          5,870
 5.83%, 01/19/96               5,074          5,059
 5.83%, 01/23/96               4,384          4,369
 5.78%, 02/02/96              11,155         11,098
 5.77%, 02/23/96               7,986          7,919
 5.76%, 03/08/96               6,096          6,032
 5.58%, 03/20/96               6,083          6,010
 5.54%, 06/12/96              10,281         10,030
Eureka Securitization, Inc.
 5.78%, 02/12/96              16,000         15,894
 5.79%, 02/13/96              53,000         52,639
First Deposit Master Trust
 Series 1993-3
 5.81%, 02/27/96              28,349         28,091
Ranger Funding Corp.
 5.84%, 01/08/96               6,000          5,993
 5.82%, 01/11/96              15,206         15,182
 5.83%, 01/24/96               8,000          7,971
 5.83%, 01/25/96              10,000          9,962
 5.83%, 02/13/96               5,075          5,040
 5.76%, 02/20/96               6,000          5,953
 5.76%, 02/21/96               8,000          7,936
 5.71%, 03/18/96              20,000         19,759
Riverwoods Funding Corp.
 5.79%, 02/15/96              40,000         39,715
Special Purpose Accounts
 Receivable Cooperative Corp.
 5.76%, 02/07/96               7,000          6,959
 5.78%, 02/14/96              20,000         19,861
WCP Funding, Inc.
 5.74%, 02/23/96              25,000         24,792
                                            -------
                                            916,996
                                            -------
AUTOMOTIVE--5.0%
Ford Credit Europe PLC
 5.76%, 02/14/96              20,000         19,861
 5.77%, 02/16/96              50,000         49,637
General Motors
 Acceptance Corp.
 5.81%, 02/01/96               4,000          3,980
 5.76%, 02/02/96              25,000         24,873
 5.81%, 02/13/96              24,000         23,836
 5.82%, 02/14/96              50,000         49,650
 5.62%, 03/19/96              13,000         12,844
 5.72%, 04/26/96              50,000         49,103
 5.72%, 05/01/96              30,000         29,439
Renault Credit
 International SA Banque
 5.84%, 01/08/96              52,300         52,242
 5.87%, 01/24/96              18,700         18,631
 5.88%, 01/25/96              15,000         14,942
                                            -------
                                            349,038
                                            -------
BANKING--AUSTRALIA--1.7%
ANZ (Delaware), Inc.
 5.80%, 02/01/96              40,000         39,803
 5.58%, 05/14/96              22,000         21,554
National Australia Funding
 (Delaware), Inc.
 5.55%, 05/29/96              10,000          9,777
 5.53%, 06/12/96              29,000         28,294
Westpac Capital Corp.
 5.80%, 05/02/96              20,000         19,618
                                            -------
                                            119,046
                                            -------
BANKING--BELGIUM--0.4%
Generale Bank, Inc.
 5.74%, 03/12/96               5,000          4,945
 5.81%, 04/04/96              22,000         21,676
                                            -------
                                             26,621
                                            -------
BANKING--CANADA--2.0%
Bank of Montreal
 5.81%, 01/29/96              23,000         22,898

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
Bank of Nova Scotia
 5.75%, 01/19/96             $10,000        $ 9,972
 5.75%, 01/24/96              50,000         49,820
 5.81%, 02/02/96              16,000         15,919
Toronto-Dominion Holdings
 5.51%, 07/10/96              39,000         37,897
                                            -------
                                            136,506
                                            -------
BANKING--DENMARK--0.5%
Den Danske Corp.
 5.80%, 04/10/96              37,000         36,421
                                            -------
BANKING--DOMESTIC BANK HOLDING COMPANY--2.0%
Bankers Trust New York Corp.
 5.77%, 02/12/96              57,000         56,622
 5.77%, 02/20/96              47,000         46,629
NationsBank Corp.
 5.55%, 05/21/96              10,000          9,788
 5.61%, 05/28/96              25,000         24,439
                                            -------
                                            137,478
                                            -------
BANKING--DOMESTIC--0.2%
Vehicle Services of
 America/
 (NationsBank of Texas
 LOC)
 5.80%, 02/08/96              16,700         16,599
                                            -------
BANKING--GERMANY--0.6%
Banco Boavista S.A./
 (Bayerische Vereinsbank
 AG LOC)
 5.80%, 03/11/96               9,000          8,901
 5.80%, 04/08/96              10,000          9,846
Kredietbank N.A. Finance
 Corp.
 5.78%, 01/11/96              20,500         20,468
                                            -------
                                             39,215
                                            -------
BANKING--ITALY--0.8%
Cariplo Finance, Inc.
 5.76%, 02/20/96              10,000          9,921
 5.76%, 02/22/96              40,000         39,672
 5.74%, 02/22/96               9,000          8,926
                                            -------
                                             58,519
                                            -------
BANKING--JAPAN--0.5%
Bancal Tri-State Corp./
 (Mitsubishi Bank Keepwell
 Agreement)
 5.81%, 03/15/96              10,000          9,883
Ridge Capital II/(Dai-Ichi
 Kangyo Bank Ltd. LOC)
 6.26%, 01/04/96               6,000          5,997
Stellar Capital Corp./
 (Bank of Tokyo
 Liquidity Agreement)
 6.00%, 02/20/96              15,155         15,031
                                            -------
                                             30,911
                                            -------
BANKING--SPAIN--0.6%
BEX America Finance, Inc.
 5.79%, 01/16/96              10,000          9,976
 5.76%, 02/26/96              30,000         29,735
                                            -------
                                             39,711
                                            -------
BANKING--UNITED KINGDOM--2.1%
Abbey National N.A. Corp.
 5.79%, 01/17/96              75,000         74,810
Cheltenham & Gloucester PLC
 5.80%, 02/02/96              50,000         49,746
Yorkshire Building Society
 5.53%, 06/07/96              25,000         24,410
                                            -------
                                            148,966
                                            -------
COMPUTER AND OFFICE EQUIPMENT--0.2%
CSC Enterprises
 5.74%, 02/12/96              15,000         14,900
                                            -------
ELECTRICAL AND ELECTRONICS--0.1%
Panasonic Finance, Inc.
 5.75%, 02/09/96               5,000          4,969
                                            -------
FINANCE (COMMERCIAL)--7.1%
CIT Group Holdings, Inc.
 5.76%, 02/15/96              30,000         29,787
General Electric
 Capital Corp.
 5.80%, 03/01/96              25,000         24,764
 5.74%, 03/06/96              31,000         30,688
 5.70%, 04/03/96              42,000         41,393
 5.55%, 05/02/96              13,338         13,093
 5.62%, 05/08/96               9,000          8,825
 5.61%, 05/08/96              30,000         29,415
 5.52%, 06/13/96              60,000         58,535
 5.52%, 06/14/96              41,000         39,993
General Electric Capital
 Services
 5.76%, 02/14/96              46,000         45,681
 5.74%, 03/07/96              36,000         35,632
 5.59%, 05/06/96              50,000         49,045
 5.62%, 05/07/96              40,000         39,227
 5.58%, 05/10/96              50,000         49,016
                                            -------
                                            495,094
                                            -------
FINANCE (CONSUMER)--2.3%
American Express Credit Corp.
 5.50%, 06/05/96              30,000         29,305
 5.50%, 06/06/96              35,000         34,183
Associates Corp. of North
 America
 5.65%, 05/09/96              53,000         51,952
Sears Roebuck Acceptance
 Corp.
 5.82%, 01/11/96              15,000         14,976
 5.79%, 02/15/96              28,000         27,800
                                            -------
                                            158,216
                                            -------

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
GOVERNMENT LOCALITY--FOREIGN--0.3%
New South Wales Treasury
 Corp.
 5.80%, 01/30/96             $23,000       $ 22,894
                                            -------
MINING AND MINERAL RESOURCES--0.5%
BHP Finance (U.S.A.), Inc.
 5.75%, 02/22/96              15,000         14,877
 5.76%, 03/05/96              17,000         16,829
                                            -------
                                             31,706
                                            -------
MISCELLANEOUS MANUFACTURING--3.7%
Hanson Finance (U.K.) PLC
 5.75%, 01/12/96              20,000         19,965
 5.80%, 01/18/96              10,000          9,973
 5.80%, 01/19/96              72,500         72,293
 5.79%, 01/23/96              30,000         29,896
 5.80%, 01/31/96              30,000         29,858
 5.80%, 02/07/96              50,000         49,708
 5.82%, 02/09/96              39,000         38,759
 5.75%, 02/29/96               5,000          4,954
                                            -------
                                            255,406
                                            -------
MORTGAGE BANKING--1.6%
Fleet Mortgage Group, Inc.
 5.83%, 01/26/96              22,000         21,912
 5.82%, 02/21/96              54,000         53,560
 5.79%, 02/22/96               9,000          8,926
 5.80%, 02/23/96              27,000         26,772
                                            -------
                                            111,170
                                            -------
PERSONAL CARE PRODUCTS--0.9%
Colgate-Palmolive Company
 5.79%, 01/22/96              31,000         30,897
 5.79%, 01/24/96              31,200         31,086
                                            -------
                                             61,983
                                            -------
PHARMACEUTICALS--0.1%
Glaxo Wellcome PLC
 5.79%, 01/18/96               8,000          7,978
                                            -------
SECURITIES BROKERAGE-DEALER--15.7%
BT Securities Corp.
 5.85%, 01/18/96              15,000         14,959
 5.84%, 01/25/96              30,000         29,885
 5.82%, 01/29/96              18,000         17,920
 5.83%, 01/30/96              29,000         28,866
 5.77%, 02/16/96              10,000          9,927
Bear Stearns
 Companies, Inc.
 5.80%, 01/29/96              13,000         12,942
 5.78%, 02/05/96              25,000         24,861
 5.79%, 02/08/96              35,000         34,789
 5.72%, 02/29/96              35,000         34,676
CS First Boston, Inc.
 5.82%, 02/01/96              45,000         44,778
Goldman Sachs Group, LP
 5.83%, 01/17/96              30,000         29,924
 5.80%, 03/07/96              77,000         76,201
 5.77%, 03/19/96              55,000         54,329
 5.77%, 03/21/96              56,000         55,299
 5.77%, 03/22/96              53,000         52,329
 5.72%, 04/09/96              58,000         57,107
Lehman Brothers
 Holdings, Inc.
 5.83%, 01/26/96              10,000          9,960
 5.94%, 02/01/96              10,000          9,949
 5.82%, 02/06/96              33,000         32,811
 5.80%, 02/12/96              32,000         31,787
 5.81%, 02/13/96              35,000         34,760
Morgan Stanley Group, Inc.
 5.83%, 01/08/96              40,000         39,955
 5.83%, 01/09/96               8,000          7,990
 5.78%, 02/06/96              36,000         35,795
 5.78%, 02/07/96              20,000         19,883
 5.82%, 02/08/96              20,000         19,879
 5.79%, 02/08/96              42,000         41,747
 5.79%, 02/09/96              55,000         54,660
 5.79%, 02/12/96              17,000         16,887
 5.89%, 02/13/96              10,000          9,932
Nomura Holdings
 America, Inc.
 5.92%, 01/03/96               8,000          7,997
 5.91%, 01/09/96              10,000          9,987
 5.88%, 01/12/96              15,000         14,973
 5.86%, 01/18/96               5,000          4,986
Paine Webber Group, Inc.
 5.86%, 01/02/96              20,000         19,997
 5.89%, 01/04/96              24,000         23,988
 5.84%, 02/01/96              18,000         17,910
Salomon, Inc.
 6.15%, 01/02/96                 454            454
 6.02%, 02/15/96              20,000         19,852
 6.02%, 02/16/96              30,000         29,773
                                          ---------
                                          1,094,704
                                          ---------
STUDENT LOANS--0.3%
Student Loan Corp.
 5.80%, 01/12/96              22,000         21,962
                                          ---------
TOTAL CORPORATE OBLIGATIONS (Cost
 $4,337,009)                              4,337,009
                                          ---------
VARIABLE RATE OBLIGATIONS--8.6%(b)
ASSET BACKED SECURITIES--1.6%
Advanta Credit Card
 Master Trust
 5.87%, 01/07/96              21,200         21,200
Beta Finance, Inc.
 5.91%, 01/16/96              50,000         49,989
Corporate Asset
 Funding Corp.
 5.84%, 01/29/96              40,000         39,988
                                           --------
                                            111,177
                                           --------
BANKING--DOMESTIC BANK HOLDING COMPANY--1.1%
Bankers Trust New York
 Corp.
 6.14%, 01/02/96              50,000         50,000
 6.13%, 01/02/96              25,000         25,000
                                           --------
                                             75,000
                                           --------

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
BANKING--DOMESTIC--0.3%
Huntington National Bank
 5.87%, 01/02/96             $20,000        $20,000
Keystone Health Resources
 Corp. Variable Rate
 Taxable Demand Notes
 Series 1993/ (PNC Bank
 LOC)
 6.00%, 01/07/96               3,400          3,400
                                             ------
                                             23,400
                                             ------
BANKING--FRANCE--0.8%
New York City, General
 Obligation Bonds
 Fiscal 1995 Series F-8/
 (Societe Generale LOC)
 6.00%, 01/07/96              19,500         19,500
New York City, General
 Obligation Bonds
 Fiscal 1996 Series A-2/
 (Societe Generale LOC)
 6.00%, 01/07/96              36,000         36,000
                                             ------
                                             55,500
                                             ------
BANKING--GERMANY--0.1%
Hudson County, New Jersey
 General Obligation
 Refunding Bonds
 Variable Rate Demand
 Obligations Taxable
 Series 1995/
 (Landesbank
 Hessen-Thuringen
 Girozentrale LOC)
 6.05%, 01/07/96              10,000         10,000
                                             ------
BANKING--JAPAN--0.5%
Missouri Economic
 Development Export &
 Infrastructure Board
 Adjustable Rate Taxable
 Securities (Biocraft
 Laboratories, Inc.
 Project) Series 1989/
 (Bank of Tokyo LOC)
 6.30%, 01/07/96              22,000         22,000
New York City Industrial
 Development Agency
 Industrial Development
 Revenue Bonds (G.A.F.
 Seelig Inc. Project)
 Series 1993/ (IBJ
 Schroder Bank & Trust
 LOC)
 6.25%, 01/07/96               2,225          2,225
Riverside County,
 California 1990 Taxable
 Variable Rate
 Certificates of
 Participation (Monterey
 Avenue Project)/ (Sanwa
 Bank Ltd. LOC)
 6.15%, 01/07/96               8,100          8,100
Town of Islip Industrial
 Development Agency 1992
 Taxable Adjustable Rate
 Industrial Development
 Revenue Bonds (Nussdorf
 Associates/Quality King
 Distributors, Inc.
 Facility)/
 (Bank of Tokyo LOC)
 5.84%, 01/07/96               1,560          1,560
                                            -------
                                             33,885
                                            -------
BANKING--UNITED KINGDOM--0.4%
New Jersey Economic
 Development Authority
 Variable Rate Title IX Loan
 Portfolio Securitization
 Bonds/(National
 Westminister Bank LOC)
 5.86%, 01/01/96              28,300         28,300
                                            -------
INSURANCE--0.1%
Commonwealth Life
 Insurance Co.
 6.03%, 01/01/96              10,000         10,000
                                            -------
MONOLINE INSURANCE--0.2%
Baptist Health Systems of
 South Florida, Inc.
 Taxable Variable Rate
 Direct Note Obligations
 Series 1995A/
 (MBIA Insurance)
 6.05%, 01/07/96               6,600          6,600
Baptist Health Systems of
 South Florida, Inc.
 Taxable Variable Rate
 Direct Note Obligations
 Series 1995B/
 (MBIA Insurance)
 6.05%, 01/07/96               4,500          4,500
New Orleans Aviation Board
 Taxable Refunding Bonds
 Series 1993A/ (MBIA
 Insurance)
 6.01%, 01/07/96                 700            700
                                            -------
                                             11,800
                                            -------
SECURITIES BROKERAGE-DEALER--3.5%
Bear Stearns Companies,
 Inc.
 6.03%, 01/04/96              75,000         75,000
 5.99%, 01/08/96              50,000         50,000
 5.99%, 02/01/96              50,000         50,000
 5.91%, 03/21/96              45,000         45,000
Lehman Brothers Holdings,
 Inc.
 5.90%, 01/30/96              20,000         20,000
                                            -------
                                            240,000
                                            -------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $599,062)                            599,062
                                            -------

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
AGENCY OBLIGATIONS--1.1%
COUPON NOTES--1.1%
Federal National Mortgage
 Assoc.
 5.50%, 06/12/96             $24,000       $ 23,983
 5.62%, 07/02/96              24,000         23,985
 5.91%, 08/19/96              30,000         30,047
                                            -------
TOTAL AGENCY OBLIGATIONS (Cost
 $78,015)                                    78,015
                                            -------
BANKER'S
 ACCEPTANCES--0.4%
BANKING--DOMESTIC--0.4%
Mellon Bank N.A.
 5.86%, 02/26/96               9,000          8,920
 5.58%, 05/06/96               5,000          4,904
 5.55%, 06/07/96              15,000         14,645
                                            -------
TOTAL BANKER'S ACCEPTANCES (Cost
 $28,469)                                    28,469
                                            -------
BANK NOTES--2.1%
BANKING--DOMESTIC--2.1%
NationsBank of Texas, N.A.
 5.74%, 03/08/96              50,000         50,000
NationsBank, N.A.
 (Carolinas)
 5.54%, 06/04/96              30,000         30,000
PNC Bank, N.A.
 5.62%, 05/24/96              15,000         15,014
Sea First--Seattle
 5.80%, 01/12/96              50,000         50,000
                                            -------
TOTAL BANK NOTES
 (Cost $145,014)                            145,014
                                            -------
CERTIFICATES OF DEPOSIT--24.5%
BANKING--CANADA--2.2%
Bank of Montreal
 5.84%, 01/05/96              25,000         25,000
 5.80%, 01/30/96              40,000         40,000
Canadian Imperial Bank of
 Commerce
 5.81%, 01/26/96              25,000         25,000
 5.81%, 01/31/96              60,000         60,000
                                            -------
                                            150,000
                                            -------
BANKING--DOMESTIC--1.1%
MBNA America Bank N.A.
 5.75%, 04/10/96              42,000         42,000
 5.63%, 04/16/96              36,000         36,000
                                            -------
                                             78,000
                                            -------
BANKING--FRANCE--2.9%
Banque Nationale de Paris
 5.80%, 04/03/96              17,000         17,001
Societe Generale
 5.84%, 01/18/96              33,000         33,000
 5.80%, 01/25/96              54,000         54,000
 5.84%, 03/14/96              25,000         25,002
 5.85%, 03/20/96              58,000         58,001
 5.61%, 04/12/96              13,000         13,032
                                            -------
                                            200,036
                                            -------
BANKING--GERMANY--3.4%
Bayerische Vereinsbank AG
 5.80%, 01/10/96              34,000         34,000
Deutsche Bank
 5.79%, 01/23/96              75,000         75,000
 5.79%, 01/29/96              30,000         30,000
 5.79%, 01/30/96              45,000         45,000
Dresdner Bank AG
 5.58%, 06/07/96              10,000         10,010
 5.75%, 07/05/96              15,000         15,002
Westdeutsche Landesbank
 5.71%, 01/16/96              30,000         29,998
                                            -------
                                            239,010
                                            -------
BANKING--ITALY--0.2%
Cariplo SPA
 5.70%, 03/04/96              10,000         10,001
                                            -------
BANKING--JAPAN--10.2%
Dai-Ichi Kangyo Bank, Ltd.
 6.10%, 01/12/96              30,000         30,000
 6.13%, 01/16/96              19,000         19,000
 6.12%, 01/16/96               6,000          6,000
 6.22%, 01/18/96              28,000         28,000
 6.42%, 01/26/96              42,000         42,000
 6.14%, 02/02/96              17,000         17,002
 5.88%, 02/21/96              12,000         11,999
 5.86%, 03/20/96              18,000         17,998
Industrial Bank of Japan,
 Ltd.
 6.25%, 01/02/96               6,000          6,000
 6.25%, 01/03/96              25,000         25,000
 6.23%, 01/04/96              29,000         29,000
 6.14%, 01/05/96              17,000         17,000
 5.94%, 02/07/96              19,000         19,000
Mitsubishi Bank, Ltd.
 6.14%, 01/02/96              50,000         50,000
 6.06%, 01/04/96              25,000         25,000
 5.82%, 03/08/96              30,000         30,000
 5.83%, 03/12/96              31,000         30,999
 5.83%, 03/14/96              40,000         40,000
 5.83%, 03/19/96              30,000         30,000
Sanwa Bank, Ltd.
 6.12%, 01/17/96               8,000          7,998
 5.95%, 01/22/96               6,000          6,000
 6.02%, 02/09/96              11,000         11,000
 6.15%, 02/20/96              31,000         31,001
 5.81%, 04/23/96              35,000         35,001
Sumitomo Bank, Ltd.
 6.18%, 01/03/96              25,000         25,000
 6.05%, 01/05/96              18,000         18,000
 6.18%, 01/09/96              18,000         18,000
 6.15%, 01/17/96              29,000         29,000
 6.25%, 01/31/96              31,000         31,000
 5.98%, 02/20/96              25,000         25,001
                                            -------
                                            710,999
                                            -------
BANKING--NETHERLANDS--1.1%
ABN-AMRO Bank N.V.
 5.80%, 01/16/96              40,000         39,998
 5.58%, 06/05/96              10,000          9,998
Rabobank Nederland N.V.
 5.95%, 07/25/96              25,000         25,001
                                            -------
                                             74,997
                                            -------

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                              Par          Value
                            --------     ----------
BANKING--SWITZERLAND--1.4%
Union Bank of Switzerland
 5.55%, 05/03/96            $100,000     $  100,003
                                           --------
BANKING--UNITED KINGDOM--2.0%
Abbey National PLC
 5.61%, 04/01/96              20,000         20,042
 5.53%, 06/14/96              50,000         50,002
 5.58%, 06/21/96              30,000         30,009
Lloyds Bank PLC
 5.80%, 04/22/96              10,000         10,013
National Westminster Bank
 PLC
 5.79%, 02/06/96              14,000         13,999
 5.72%, 02/06/96               7,000          7,000
 5.75%, 06/10/96              10,000          9,996
                                           --------
                                            141,061
                                           --------
TOTAL CERTIFICATES OF DEPOSIT (Cost
 $1,704,107)                              1,704,107
                                          ---------
REMARKETED CERTIFICATES--0.8%
ASSET BACKED SECURITIES--0.8%
Black & Decker
 RECOP Trust
 5.80%, 02/06/96              17,000         17,000
 5.80%, 02/15/96              18,311         18,311
Circuit City RECOP Trust
 5.75%, 03/04/96              23,000         23,000
                                           --------
TOTAL REMARKETED CERTIFICATES (Cost
 $58,311)                                    58,311
                                           --------
TAXABLE BONDS--0.1%
BANKING--JAPAN--0.1%
Oklahoma Industrial
 Finance Authority Taxable
 General Obligation
 Industrial Finance Bonds
 Series P/ (Mitsubishi
 Bank LOC)
 6.00%, 02/01/96               6,250          6,251
                                          ---------
TOTAL TAXABLE BONDS
 (Cost $6,251)                                6,251
                                          ---------
TOTAL INVESTMENTS--100.0%
 (Cost $6,956,238)                       $6,956,238
                                          =========

NOTES TO SCHEDULE OF INVESTMENTS.

     Yields shown are effective yields at the time of purchase, except for variable rate securities which are described below. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Value Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $1,106,106,000 which represented 15.98% of net assets. Of this total, $1,017,795,000 or 14.70% of net assets, was determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

     (b) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

    Abbreviations
    -------------
    LOC        Letter of Credit
    MBIA       Municipal Bond Investors Assurance Corporation
    RECOP      Remarketed Certificates of Participation

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $6,956,238)                        $6,956,238
Interest receivable                                                 28,312
Receivable for fund shares sold                                     37,105
Deferred organization costs                                             29
Prepaid expenses                                                       771
                                                                ----------
     Total assets                                                7,022,455
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                         48,255
  Fund shares redeemed                                              47,728
  Investment advisory and administration fee                         2,084
  Transfer agency and shareholder service fees                         133
  Other                                                                365
                                                                ----------
     Total liabilities                                              98,565
                                                                ----------
Net assets applicable to outstanding shares                     $6,923,890
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $6,924,021
  Accumulated net realized loss on investments sold                   (131)
                                                                ----------
                                                                $6,923,890
                                                                ==========
THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                               6,924,021
  Net asset value, offering and redemption price per share           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $333,064
                                                                  --------
Expenses:
  Investment advisory and administration fee                        23,799
  Transfer agency and shareholder service fees                      13,812
  Custodian fees                                                       483
  Registration fees                                                  1,251
  Professional fees                                                    130
  Shareholder reports                                                  262
  Trustees' fees                                                        27
  Amortization of deferred organization costs                           22
  Insurance and other expenses                                          67
                                                                  --------
                                                                    39,853
Less expenses reduced                                              (17,754)
                                                                  --------
  Total expenses incurred by Fund                                   22,099
                                                                  --------
Net investment income                                              310,965
Net realized loss on investments sold                                   (5)
                                                                  --------
Increase in net assets resulting from operations                  $310,960
                                                                  ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                   For the year ended
                                                      December 31,
                                                  1995            1994
                                               -----------     -----------
Operations:
  Net investment income                        $   310,965     $    85,792
  Net realized loss on investments sold                 (5)           (124)
                                               -----------     -----------
  Increase in net assets resulting
     from operations                               310,960          85,668
                                               -----------     -----------
Dividends to shareholders from
  net investment income                           (310,965)        (85,792)
                                               -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                     10,404,416       6,042,841
  Net asset value of shares issued in
     reinvestment of dividends                     262,426          63,079
  Less payments for shares redeemed             (7,474,576)     (3,103,523)
                                               -----------     -----------
  Increase in net assets from capital
     share transactions                          3,192,266       3,002,397
                                               -----------     -----------
Total increase in net assets                     3,192,261       3,002,273
Net Assets:
  Beginning of period                            3,731,629         729,356
                                               -----------     -----------
  End of period                                $ 6,923,890     $ 3,731,629
                                               ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Value Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Institutional Advantage Money FundTM and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Value Advantage Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions and interest income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $23,799,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. In addition, Schwab receives a fee of $5.00 for redemptions in amounts less than $5,000 and may impose a $5.00 fee for monthly balances below the minimum required. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $13,812,000 before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $27,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $7,922,000 and $9,832,000, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $24,387,423 and $21,192,127, respectively.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------
SCHWAB VALUE ADVANTAGE MONEY FUND(R)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                                               For the period
                                                                                                   ended
                                                  \----For the year ended December 31,-----\    December 31,
                                                     1995             1994            1993        1992 1
                                                  -----------------------------------------------------------
Net asset value at beginning of period                 $1.00            $1.00          $1.00         $1.00
Income from investment operations
---------------------------------
 Net investment income                                   .06              .04            .03           .02
 Net realized and unrealized gain
   (loss) on investments                                  --               --             --            --
                                                  ----------       ----------       --------      --------
 Total from investment operations                        .06              .04            .03           .02
Less distributions
------------------
 Dividends from net investment income                   (.06)            (.04)          (.03)         (.02)
 Distributions from realized gains
   on investments                                         --               --             --            --
                                                  ----------       ----------       --------      --------
 Total distributions                                    (.06)            (.04)          (.03)         (.02)
                                                  ----------       ----------       --------      --------
Net asset value at end of period                       $1.00            $1.00          $1.00         $1.00
                                                  ==========       ==========       ========      ========
Total return (%)                                        5.80             4.09           3.02          2.33
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)                 $6,923,890       $3,731,629       $729,356      $319,024
 Ratio of expenses to
   average net assets (%)                                .40              .40            .39           .29*
 Ratio of net investment income to
   average net assets (%)                               5.63             4.40           2.97          3.27*

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993 and 1992 would have been .72%, .79%, .82% and
 .94%*, respectively, and the ratio of net investment income to average net assets would have been 5.31%, 4.01%, 2.54% and 2.62%*, respectively.

1  For the period April 30, 1992 (commencement of operations) to December 31,
   1992.
  * Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Value Advantage Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Value Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

SchwabFunds(R)                                                                1
-------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
-------------------------------------------------------------------------------

                                                                                          PAR                    VALUE
                                                                                          ---                    -----
CORPORATE OBLIGATIONS--81.8%(a)
ASSET BACKED SECURITIES--5.6%
Alamo Funding, LP
    5.86%, 01/19/96                                                                    $3,500                   $3,490
Apreco, Inc.
    5.80%, 01/22/96                                                                     1,000                      997
                                                                                                                ------
                                                                                                                 4,487
                                                                                                                ------
AUTOMOTIVE--3.7%
General Motors Acceptance Corp.
    5.82%, 02/14/96                                                                     3,000                    2,979
                                                                                                                ------
BANKING--AUSTRALIA--9.7%
ANZ (Delaware), Inc.
    5.58%, 05/14/96                                                                     3,000                    2,939
Westpac Capital Corp.
    5.79%, 05/01/96                                                                     5,000                    4,905
                                                                                                                ------
                                                                                                                 7,844
                                                                                                                ------
BANKING--DOMESTIC BANK HOLDING COMPANY--4.9%
Bankers Trust New York Corp.
    5.81%, 01/29/96                                                                     3,000                    2,987
NationsBank Corp.
    5.61%, O5/28/96                                                                     1,000                      978
                                                                                                                ------
                                                                                                                 3,965
                                                                                                                ------
BANKING--FRANCE--1.9%
Societe Generale, N.A.
    5.80%, 03/08/96                                                                     1,574                    1,557
                                                                                                                ------
BANKING--GERMANY--4.8%
Commerzbank, U.S. Finance Inc.
    5.65%, 02/21/96                                                                       377                      374
Kredietbank N.A. Finance Corp.
    5.80%, 02/13/96                                                                     1,000                      993

SchwabFunds(R)                                                               2
------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CORPORATE OBLIGATIONS (CONTINUED)
KREDIETBANK N.A. FINANCE CORP.
    5.83%, 03/01/96                                                                      $2,550             $2,526
                                                                                                            ------
                                                                                                             3,893
                                                                                                            ------
BANKING--ITALY--2.5%
Cariplo Finance, Inc.
    5.77%, 02/20/96                                                                       2,000              1,984
                                                                                                            ------
BANKING--JAPAN--2.2%
Bridgestone/Firestone, Inc. / (Dai-Ichi Kangyo
    Bank Ltd. LOC)
    6.05%, 02/01/96                                                                       1,746              1,737
                                                                                                            ------
BANKING--UNITED KINGDOM--6.2%
Abbey National N.A. Corp.
    5.80%, 01/31/96                                                                       5,000              4,976
                                                                                                            ------
FINANCE (COMMERCIAL)--3.9%
General Electric Capital Corp.
    5.74%, 03/06/96                                                                       1,000                990
USL Capital Corp.
    5.81%, 01/09/96                                                                       2,130              2,127
                                                                                                            ------
                                                                                                             3,117
                                                                                                            ------
FINANCE (CONSUMER)--4.9%
American Express Credit Corp.
    5.81%, 03/01/96                                                                       3,000              2,972
Sears Roebuck Acceptance Corp.
    5.82%, 01/11/96                                                                       1,000                998
                                                                                                            ------
                                                                                                             3,970
                                                                                                            ------
MINING AND MINERAL RESOURCES--1.8%
BHP Finance (U.S.A.), Inc.
    5.79%, 01/11/96                                                                       1,465              1,463
                                                                                                            ------

SchwabFunds(R)                                                               3
------------------------------------------------------------------------------


------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CORPORATE OBLIGATIONS (CONTINUED)
MORTGAGE BANKING-3.7%
Fleet Mortgage Group, Inc.
    5.82%, 02/22/96                                                                      $3,000            $ 2,975
                                                                                                           -------
SECURITIES BROKERAGE-DEALER--26.0%
BT Securities Corp.
    5.84%, 01/25/96                                                                       2,000              1,992
    5.83%, 01/30/96                                                                       2,000              1,991
    5.80%, 02/05/96                                                                       1,000                994
CS First Boston, Inc.
    5.81%, 01/11/96                                                                       4,000              3,994
Dean Witter Discover
    5.79%, 02/08/96                                                                       2,000              1,988
Lehman Brothers Holdings, Inc.
    5.85%, 01/25/96                                                                       2,000              1,992
    5.83%, 01/26/96                                                                       2,000              1,992
Morgan Stanley Group, Inc.
    5.83%, 01/08/96                                                                       3,000              2,997
    5.80%, 01/23/96                                                                       1,000                997
Nomura Holdings America, Inc.
    5.86%, 01/22/96                                                                       1,000                997
Salomon, Inc.
    6.02%, 02/15/96                                                                       1,000                991
                                                                                                           -------
                                                                                                            20,925
                                                                                                           -------
TOTAL CORPORATE OBLIGATIONS
(Cost $65,872)                                                                                              65,872
                                                                                                           -------

AGENCY OBLIGATIONS--3.7%
COUPON NOTES--3.7%
Federal National Mortgage Assoc.
    5.91%, 08/19/96                                                                       3,000              3,005
                                                                                                           -------
TOTAL AGENCY OBLIGATIONS
(Cost $3,005)                                                                                                3,005
                                                                                                           -------

SchwabFunds(R)                                                               4
------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Schedule of Investments (in thousands)
December 31, 1995
------------------------------------------------------------------------------

                                                                                            PAR              VALUE
                                                                                            ---              -----
CERTIFICATES OF DEPOSIT--11.2%
BANKING--JAPAN--7.5%
Dai-Ichi Kangyo Bank, Ltd.
    6.14%, 01/12/96                                                                      $2,000            $ 2,000
Mitsubishi Bank, Ltd.
    5.83%, 03/19/96                                                                       1,000              1,000
Sanwa Bank, Ltd.
    6.17%, 02/20/96                                                                       1,000              1,000
Sumitomo Bank, Ltd.
    6.38%, 01/05/96                                                                       2,000              2,000
                                                                                                           -------
                                                                                                             6,000
                                                                                                           -------
BANKING--NETHERLANDS--3.7%
ABN-AMRO Bank N.V.
    5.83%, 02/21/96                                                                       3,000              3,000
                                                                                                           -------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $9,000)                                                                                                9,000
                                                                                                           -------

                                                                                       Maturity
                                                                                       --------

REPURCHASE AGREEMENT--3.3%
Donaldson, Lufkin & Jenrette
    Securities Corp. 5.80%.
    Issue Date 12/29/9S
    Due 01/02/96
    Collateralized By:
    FHLMC: $2,675 Par;
    7.00% Due 06/15/19                                                                    2,643              2,641
                                                                                                           -------
TOTAL REPURCHASE AGREEMENT
(Cost $2,641)                                                                                                2,641
                                                                                                           -------
TOTAL INVESTMENTS--100.0%
(Cost $80,518)                                                                                             $80,518
                                                                                                           =======

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market conventions for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Institutional Advantage Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $3,490,000 which represented 4.32% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.


ABBREVIATIONS

FHLMC             Federal Home Loan Mortgage Corporation
LOC               Letter of Credit


                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Assets and Liabilities (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at value  (Cost: $80,518)                                 $ 80,518
Cash                                                                          1
Interest receivable                                                         187
Receivable for fund shares sold                                             677
Deferred organization costs                                                  34
Prepaid expenses                                                             32
                                                                       --------
     Total assets                                                        81,449
                                                                       --------

LIABILITIES
Payable for:
  Dividends                                                                 634
  Fund shares redeemed                                                       23
  Investment advisory and administration fee                                 15
  Transfer agency and shareholder service fees                                0
     Total liabilities                                                      703
                                                                       --------
Net assets applicable to outstanding shares                            $ 80,746
                                                                       ========


NET ASSETS CONSIST OF:
  Capital paid in                                                      $ 80,747
  Accumulated net realized loss on investments sold                         (1)
                                                                       --------
                                                                       $ 80,746
                                                                       ========

THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
   (unlimited shares authorized)                                         80,747

  Net asset value, offering and redemption price per share             $   1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Operations (in thousands)
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Interest income                                                         $ 4,774
                                                                        -------

Expenses:
   Investment advisory and administration fee                               364
   Transfer agency and shareholder service fees                             198
   Custodian fees                                                            61
   Registration fees                                                         33
   Professional fees                                                         13
   Shareholder reports                                                       23
   Amortization of deferred organization costs                               12
   Insurance and other expenses                                               6
                                                                        -------
                                                                            710
Less expenses reduced                                                      (290)
                                                                        -------
     Total expenses incurred by Fund                                        420
                                                                        -------
Net investment income                                                     4,354

Net realized loss on investments sold                                        (1)
                                                                        -------
Increase in net assets resulting from operations                        $ 4,353
                                                                        =======

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
Statement of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                     For the year   For the period
                                                        ended           ended
                                                     December 31,    December 31,
                                                         1995           1994 *
                                                     ------------   --------------
Operations:
  Net investment income                                $   4,354      $   1,928
  Net realized loss on investments sold                       (1)          --
                                                       ---------      ---------
  Increase in net assets resulting
    from operations                                        4,353          1,928
                                                       ---------      ---------

Dividends to shareholders from
  net investment income                                   (4,354)        (1,928)
                                                       ---------      ---------

Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                              281,164        240,455
  Net asset value of shares issued in
   reinvestment of dividends                               1,784            397
  Less payments for shares redeemed                     (262,289)      (180,764)
                                                       ---------      ---------
  Increase in net assets from
   capital share transactions                             20,659         60,088
                                                       ---------      ---------

Total increase in net assets                              20,658         60,088

Net Assets:

  Beginning of period                                     60,088           --
                                                       ---------      ---------
  End of period                                        $  80,746      $  60,088
                                                       =========      =========

* For the period January 4, 1994 (commencement of operations) to December 31, 1994.

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

1.    DESCRIPTION OF THE FUND

The Schwab Institutional Advantage Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Institutional Advantage Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions and interest income - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3.    TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $364,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $198,000, before Schwab reduced its fees (see Note 4).

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------

Officers and trustees - Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur fees related to the Trust's unaffiliated trustees.

4.    EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $162,000 and $128,000, respectively.

5.    INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $1,777,962 and $1,758,519, respectively.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(TM)
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995

--------------------------------------------------------------------------------

6.    FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                                        For the year     For the period
                                                                            ended            ended
                                                                        December 31,      December 31,
                                                                            1995            1994(1)
                                                                        ------------     --------------
Net asset value at beginning of period                                    $   1.00           $  1.00
Income from investment operations
  Net investment income                                                        .06               .04
  Net realized and unrealized gain (loss) investments                         --                --
                                                                          --------           -------
  Total from investment operations                                             .06               .04
Less distributions
  Dividends from net investment income                                        (.06)             (.04)
  Distributions from realized gain on investments                              --                --
                                                                          --------           -------
  Total distributions                                                         (.06)             (.04)
                                                                          --------           -------
Net asset value at end of period                                          $   1.00           $  1.00
                                                                          ========           =======

Total return(%)                                                               5.65              3.86
Ratios/Supplemental data
  Net assets, end of period (000s)                                        $ 80,746           $60,088
  Ratio of expenses to average net assets(%)                                   .53               .55*
  Ratio of net investment income to average net assets(%)                     5.50              4.04*

The Investment Manager and Schwab have reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees not been reduced, the ratio of expenses to average net assets for the periods ended December 31, 1995 and 1994 would have been .90% and .92%*, respectively, and the ratio of net investment income to average net assets would have been 5.13% and 3.67%*, respectively.

(1) For the period January 4, 1994 (commencement of operations) to December 31, 1994.

 *  Annualized

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Institutional Advantage Money Fund(TM)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Institutional Advantage Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CORPORATE OBLIGATIONS--69.4%(a)
ASSET BACKED SECURITIES--11.5%
Alamo Funding, LP
     5.86%, 01/19/96                                                                  $1,000               $   997
Apreco, Inc.
     5.80%, 01/22/96                                                                   4,000                 3,987
Asset Securitization Cooperative Corp.
     5.83%, 02/01/96                                                                   2,000                 1,990
Broadway Capital Corp.
     5.95%, 01/03/96                                                                   1,523                 1,523
Preferred Receivables Funding Corp.
     5.79%, 01/11/96                                                                   2,000                 1,997
Sheffield Receivables Corp.
     5.80%, 01/30/96                                                                   1,000                   995
                                                                                                           -------
                                                                                                            11,489
                                                                                                           -------
AUTOMOTIVE--5.5%
General Motors Acceptance Corp.
     5.79%, 02/05/96                                                                   1,500                 1,492
     5.82%, 02/14/96                                                                   3,000                 2,979
Renault Credit International SA Banque
     5.88%, 01/25/96                                                                   1,000                   996
                                                                                                           -------
                                                                                                             5,467
                                                                                                           -------
BANKING--AUSTRALIA-1.0%
National Australia Funding (Delaware), Inc.
     5.53%, 06/12/96                                                                   1,000                   976
                                                                                                           -------
BANKING--BELGIUM--2.9%
Generale Bank, Inc.
     5.81%, 04/04/96                                                                   3,000                 2,956
                                                                                                           -------
BANKING--CANADA--1.0%
Toronto-Dominion Holdings
     5.51%, 07/10/96                                                                   1,000                   972
                                                                                                           -------
BANKING--DOMESTIC BANK HOLDING COMPANY--3.9%
Bankers Trust New York Corp.
     5.81%, 01/29/96                                                                   2,000                 1,991

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------
SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                            PAR            VALUE
                                                                                            ---            -----
CORPORATE OBLIGATIONS (CONTINUED)
NationsBank Corp.
     5.55%, 05/21/96                                                                       $1,000          $   979
     5.61%, 05/28/96                                                                        1,000              978
                                                                                                           -------
                                                                                                             3,948
                                                                                                           -------
BANKING--FRANCE--1.0%
Societe Generale, N.A.
     5.80%, 03/08/96                                                                        1,000              989
                                                                                                           -------
BANKING--GERMANY--4.3%
Kredietbank N.A. Finance Corp.
     5.78%, 01/11/96                                                                        3,000            2,995
     5.83%, 03/01/96                                                                        1,300            1,288
                                                                                                           -------
                                                                                                             4,283
                                                                                                           -------
BANKING--ITALY--1.0%
Cariplo Finance, Inc.
     5.76%, 02/22/96                                                                        1,000              992
                                                                                                           -------
FINANCE (COMMERCIAL)--2.9%
General Electric Capital Corp.
     5.74%, 03/06/96                                                                        1,000              990
     5.63%, 03/25/96                                                                        1,000              987
     5.62%, 05/07/96                                                                        1,000              981
                                                                                                           -------
                                                                                                             2,958
                                                                                                           -------
FINANCE (CONSUMER)--2.0%
Associates Corp. of North America
     5.65%, 05/09/96                                                                        2,000            1,960
                                                                                                           -------
GOVERNMENT LOCALITY--FOREIGN--4.0%
New South Wales Treasury Corp.
     5.81%, 01/10/96                                                                        4,000            3,994
                                                                                                           -------
MINING AND MINERAL RESOURCES--2.0%
BHP Finance (U.S.A.), Inc.
     5.70%, 02/21/96                                                                        1,000              992

SchwabFunds(R)                                                                3
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CORPORATE OBLIGATIONS (CONTINUED)
BHP Finance (U.S.A.), Inc.
     5.76%, 03/05/96                                                                 $ 1,000               $   990
                                                                                                           -------
                                                                                                             1,982
                                                                                                           -------
MORTGAGE BANKING--4.0%
Fleet Mortgage Group, Inc.
     5.85%, 01/26/96                                                                   3,000                 2,988
     5.80%, 02/23/96                                                                   1,000                   992
                                                                                                           -------
                                                                                                             3,980
                                                                                                           -------
SECURITIES BROKERAGE-DEALER--19.4%
BT Securities Corp.
     5.80%, 01/03/96                                                                   3,000                 2,999
     5.83%, 01/30/96                                                                   1,000                   995
Bear Stearns Companies, Inc.
     5.80%, 01/12/96                                                                   2,500                 2,496
Goldman Sachs Group, LP
     5.82%, 01/12/96                                                                   1,000                   998
     5.77%, 03/22/96                                                                   3,000                 2,962
Lehman Brothers Holdings, Inc.
     5.85%, 01/23/96                                                                   4,000                 3,986
Morgan Stanley Group, Inc.
     5.83%, 01/08/96                                                                   1,000                   999
     5.78%, 02/08/96                                                                   1,000                   994
Nomura Holdings America, Inc.
     5.92%, 01/04/96                                                                   1,000                 1,000
     5.83%, 03/13/96                                                                   1,000                   989
Paine Webber Group, Inc.
     5.96%, 01/09/96                                                                   1,000                   999
                                                                                                           -------
                                                                                                            19,417
                                                                                                           -------

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------
SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                                                                                      PAR                  VALUE
                                                                                      ---                  -----
CORPORATE OBLIGATIONS (CONTINUED)
STUDENT LOANS--3.0%
Student Loan Corp.
     5.80%, 01/12/96                                                                 $ 3,000               $ 2,995
                                                                                                           -------
TOTAL CORPORATE OBLIGATIONS
(Cost $69,358)                                                                                              69,358
                                                                                                           -------
AGENCY OBLIGATIONS--3.0%
COUPON NOTES--3.0%
Federal National Mortgage Assoc.
     5.91%, 08/19/96                                                                   3,000                 3,005
                                                                                                           -------
TOTAL AGENCY OBLIGATIONS
(Cost $3,005)                                                                                                3,005
                                                                                                           -------
CERTIFICATES OF DEPOSIT--24.0%
BANKING--CANADA--4.0%
Canadian Imperial Bank of Commerce
     5.81%, 01/24/96                                                                   4,000                 4,000
                                                                                                           -------
BANKING--DOMESTIC--4.0%
MBNA America Bank N.A.
     5.63%, 04/16/96                                                                   4,000                 4,000
                                                                                                           -------
BANKING--FRANCE--2.0%
Societe Generale
     5.80%, 01/25/96                                                                   2,000                 2,000
                                                                                                           -------
BANKING--JAPAN--8.0%
Dai-Ichi Kangyo Bank, Ltd.
     6.20%, 01/12/96                                                                   1,000                 1,000
     6.14%, 01/12/96                                                                   1,000                 1,000
     6.09%, 01/12/96                                                                   1,000                 1,000
Industrial Bank of Japan, Ltd.
     6.25%, 01/02/96                                                                   2,000                 2,000
Mitsubishi Bank, Ltd.
     5.83%, 03/19/96                                                                   1,000                 1,000
Sanwa Bank, Ltd.
     6.22%, 02/21/96                                                                   1,000                 1,000

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                                                                       PAR                 VALUE
                                                                                       ---                 -----
CERTIFICATES OF DEPOSIT (CONTINUED)
Sumitomo Bank, Ltd.
     6.15%, 01/17/96                                                                 $ 1,000               $ 1,000
                                                                                                           -------
                                                                                                             8,000
                                                                                                           -------
BANKING--NETHERLANDS--2.0%
ABN-AMRO Bank N.V.
     5.58%, 06/05/96                                                                   2,000                 2,000
                                                                                                           -------
BANKING--UNITED KINGDOM--4.0%
Abbey National PLC
     5.80%, 01/16/96                                                                   4,000                 3,996
                                                                                                           -------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $23,996)                                                                                              23,996
                                                                                                           -------

                                                                                    MATURITY
                                                                                    --------

REPURCHASE AGREEMENT--3.6%
Donaldson, Lufkin & Jenrette
     Securities Corp. 5.80%
     Issue Date 12/29/95
     Due 01/02/96
     Collateralized By:
     FNMA: $13,435 Par;
     7.04% Due 04/25/23                                                                3,554                 3,552
                                                                                                           -------
TOTAL REPURCHASE AGREEMENT
(Cost $3,552)                                                                                                3,552
                                                                                                           -------
TOTAL INVESTMENTS--100.0%
(cost $99,911)                                                                                             $99,911
                                                                                                           =======


             See accompanying Notes to Schedule of Investments.

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Schedule of Investments (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS.

Yields shown are effective yields at the time of purchase except for agency obligations which reflect the coupon rate of the security. Yields for each type of security are stated according to the market convention for that security type. For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

(a) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Retirement Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by Fund was $4,508,000 which represented 4.6% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with a resolution adopted by the Board of Trustees relating to Rule 144A, promulgated under the Securities Act of 1933.

Abbreviations

FNMA      Federal National Mortgage Association

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Statement of Assets and Liabilities (in thousands)
December 31, 1995

--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $99,911)                                   $ 99,911
Interest receivable                                                          396
Receivable for fund shares sold                                              177
Deferred organization costs                                                   36
Prepaid expenses                                                              23
                                                                        --------
     Total assets                                                        100,543
                                                                        --------


LIABILITIES
Payable for:
  Dividends                                                                  639
  Fund shares redeemed                                                       829
  Investment advisory and administration fee                                  37
  Transfer agency and shareholder service fees                                13
  Other                                                                       33
                                                                        --------
     Total liabilities                                                     1,551

                                                                        --------
Net assets applicable to outstanding shares                             $ 98,992
                                                                        ========

NET ASSETS CONSIST OF:
  Capital paid in                                                       $ 98,992
  Accumulated net realized gain (loss)
     on investments sold                                                     ---
                                                                        --------
                                                                        $ 98,992
                                                                        ========

THE PRICING OF SHARES
  Outstanding shares, $0.00001 par value
     (unlimited shares authorized)                                        98,992

  Net asset value, offering and redemption
     price per share                                                       $1.00


                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Statement of Operations (in thousands)
For the year ended December 31, 1995

--------------------------------------------------------------------------------

Interest income                                                          $4,616
                                                                         ------
Expenses:
   Investment advisory and  administration fee                              354
   Transfer agency and shareholder service fees                             192
   Custodian fees                                                            60
   Registration fees                                                         50
   Professional fees                                                         13
   Shareholder reports                                                       18
   Amortization of deferred organization costs                               12
   Insurance and other expenses                                               6
                                                                         ------
                                                                            705
Less expenses reduced                                                      (144)
                                                                         ------
      Total expenses incurred by Fund                                       561
                                                                         ------
Net investment income                                                     4,055

Net realized gain (loss) on investments sold                                ---
                                                                         ------

Increase in net assets resulting from operations                         $4,055
                                                                         ======

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Statement of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------

                                                 For the year     For the period
                                                     ended            ended
                                                  December 31,     December 31,
                                                      1995             1994 *
                                                 -------------    --------------
Operations:
  Net investment income                            $   4,055         $    842
  Net realized gain (loss) on investments sold           ---              ---
                                                   ---------         --------
  Increase in net assets resulting
   from operations                                     4,055              842
                                                   ---------         --------

Dividends to shareholders from
  net investment income                               (4,055)            (842)
                                                   ---------         --------

Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                          173,890           84,340
  Net asset value of shares issued in
   reinvestment of dividends                           3,564              661
  Less payments for shares redeemed                 (109,877)         (53,586)
                                                   ---------         --------
  Increase in net assets from
   capital share transactions                         67,577           31,415
                                                   ---------         --------

Total increase in net assets                          67,577           31,415

Net Assets:
  Beginning of period                                 31,415              ---
                                                   ---------         --------
  End of period                                    $  98,992         $ 31,415
                                                   =========         ========

* For the period March 2, 1994 (commencement of operations) to December 31, 1994.

                 See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Notes to Financial Statements
For the year ended December 31, 1995

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

The Schwab Retirement Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R) and the Schwab Institutional Advantage Money Fund(TM). The assets of each series are segregated and accounted for separately.

The Schwab Retirement Money Fund invests primarily in a diversified portfolio of short-term obligations of major banks and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation - Investments are stated at amortized cost which approximates market value.

Security transactions and interest income - Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements - Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Dividends to shareholders - The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly.

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

Deferred organization costs - Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five year period from the Fund's commencement of operations.

Expenses - Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets.

Federal income taxes - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements - The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $2 billion of average daily net assets, .45% of such assets over $2 billion, and .40% of such assets in excess of $3 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $354,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements - The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .25% of average daily net assets. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $192,000, before Schwab reduced its fees (see Note 4).

Officers and trustees - Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund did not incur fees related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

SCHWAB RETIREMENT MONEY FUND(R)
Notes to Financial Statements
For the year ended December 31, 1995

--------------------------------------------------------------------------------

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees reduced by the Investment Manager and Schwab was $16,000 and $128,000, respectively.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities for the year ended December 31, 1995, aggregated (in thousands) $1,753,661 and $1,685,786, respectively.

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                                For the year     For the period
                                                   ended             ended
                                                December 31,      December 31,
                                                    1995             1994(1)
                                                ------------     --------------
Net asset value at beginning of period              $  1.00            $  1.00
Income from investment operations
  Net investment income                                 .05                .03
  Net realized and unrealized gain (loss)
   on investments                                       ---                ---
                                                    -------            -------
  Total from investment operations                      .05                .03
Less distributions
  Dividends from net investment income                 (.05)              (.03)
  Distributions from realized gain
   on investments                                       ---                ---
                                                    -------            -------
  Total distributions                                  (.05)              (.03)
                                                    -------            -------

Net asset value at end of period                    $  1.00            $  1.00
                                                    =======            =======

Total return (%)                                       5.43               3.29
Ratios/Supplemental data
 Net assets, end of period(000s)                    $98,992            $31,415
 Ratio of expenses to average net assets(%)             .73                .73*
 Ratio of net investment income to
  average net assets (%)                               5.28               4.04*

The Investment Manager and Schwab have reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees not been reduced the ratio of expenses to average net assets for the periods ended December 31, 1995 and 1994 would have been .92%, and 1.05%*, respectively, and the ratio of net investment income to average net assets would have been 5.09% and 3.72%*, respectively.

(1) For the period March 2, 1994 (commencement of operations) to
    December 31, 1994.

 *  Annualized

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Retirement Money Fund(R)

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Retirement Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

                                     PART C

                                OTHER INFORMATION


                                February 21, 1997


                       THE CHARLES SCHWAB FAMILY OF FUNDS

Item 24. Financial Statements and Exhibits.

   (a)     Financial Statements:


     --    Financial Highlights--Included in Part B, Statement of Additional
           Information:


           Incorporated by reference to the joint Statement of Additional Information for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares (formerly Schwab Tax-Exempt Money Fund-Sweep Shares), Schwab California Municipal Money Fund-Sweep Shares (formerly Schwab California Tax-Exempt Money Fund-Sweep Shares), Schwab New York Municipal Money Fund-Sweep Shares (formerly Schwab New York Tax-Exempt Money Fund-Sweep Shares), Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund(R) and Schwab Value Advantage Money Fund(R)-Investor Shares, separate portfolios of Registrant, filed herewith.


                   -- Schwab Money Market Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Government Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab U.S. Treasury Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Statements of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)


                   -- Report of Independent Accountants for the Schwab Money Market Fund, Schwab Government Money Fund and Schwab U.S. Treasury Money Fund dated January 31, 1996

                   -- Schwab Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of the Independent Accountants for the Schwab Municipal Money Fund dated January 31, 1996

                   -- Schwab California Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab California Municipal Money Fund dated January 31, 1996

                   -- Schwab New York Municipal Money Fund Schedule of Investments dated December 31, 1995 (Unaudited)

                   -- Schwab New York Municipal Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Unaudited)

                   -- Schwab New York Municipal Money Fund Statement of Operations for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Unaudited)

                   -- Schwab New York Municipal Money Fund Statement of Changes in Net Assets for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Unaudited)

                   -- Schwab New York Municipal Money Fund Notes to Financial Statements for the period February 27, 1995 (commencement of operations) to December 31, 1995 (Unaudited)

                   -- Report of Independent Accountants for the Schwab New York Municipal Money Fund dated January 31, 1996 (Audited)


                   -- Schwab Institutional Advantage Money Fund(R) Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Statement of Changes in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Institutional Advantage Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Institutional Advantage Money Fund dated January 31, 1996

                   -- Schwab Retirement Money Fund(R) Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Statement of Changes in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Retirement Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Retirement Money Fund dated January 31, 1996






                   -- Schwab Value Advantage Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Statement of Changes in Net Assets dated December 31, 1995 (Audited)

                   -- Schwab Value Advantage Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of Independent Accountants for the Schwab Value Advantage Money Fund dated January 31, 1996



     -- Incorporated by reference to the joint Statement of Additional Information of Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund-Value Advantage Shares filed with the Securities and Exchange Commission pursuant to Rule 497(e) on April 1, 1996.


                   -- Schwab Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab California Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab New York Municipal Money Fund Schedule of Investments dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Assets and Liabilities dated December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Operations for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Statements of Changes Statement in Net Assets for the year ended December 31, 1995 (Audited)

                   -- Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund Notes to Financial Statements for the year ended December 31, 1995 (Audited)

                   -- Report of the Independent Accountants for Schwab Municipal Money Fund, Schwab California Municipal Money Fund and Schwab New York Municipal Money Fund dated January 31, 1996



   (a)     Exhibits:

                   (1) Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995

                   (2) Amended and Restated By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on March 29, 1996

                   (3)       Inapplicable


                   (4)          (a)       Article III, Sections 4 and 5; Article
                                          IV, Section 1; Article V; Article VI,
                                          Section 2; Article VIII, Section 4;
                                          and Article IX, Sections 1, 4 and 7 of
                                          the Agreement and Declaration of Trust
                                          are incorporated by reference to
                                          Exhibit (1) to Post-Effective
                                          Amendment No. 19 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on June 6, 1995

                                (b)       Article 9 and Article 11 of the
                                          By-Laws are incorporated by reference
                                          to Exhibit (2) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                   (5)          (a)       Investment Advisory and Administration
                                          Agreement between Registrant and
                                          Charles Schwab Investment Management,
                                          Inc. (the "Investment Manager") with
                                          respect to Schwab Money Market Fund,
                                          Schwab Government Money Fund and
                                          Schwab Municipal Money Fund, dated
                                          June 15, 1995, is incorporated by
                                          reference to Exhibit (5)(a) to
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on June 29, 1995

                                 (b) Investment Advisory and Administration Agreement between Registrant and the Investment Manager with respect to Schwab California Municipal Money Fund, Schwab U.S. Treasury Money Fund, Schwab Value Advantage Money Fund, Schwab Institutional Advantage Money Fund(R), Schwab Retirement Money Fund
                                          (R)and New York Municipal Money Fund,
                                          dated June 15, 1995, is incorporated
                                          by reference to Exhibit (5)(b) to
                                          Post-Effective Amendment No. 13 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on June 29, 1995

                                (c) Amended Schedules to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager referred to at Exhibit (5)(c) above are incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995

                                (d) Amended schedules to the Investment Advisory and Administration Agreement between Registrant and the Investment Manager referred to at Exhibit (5)(c) above are incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on April 26, 1996


                   (6)          (a)       Distribution Agreement between
                                          Registrant and Charles Schwab & Co.,
                                          Inc. ("Schwab"), dated June 15, 1995,
                                          is incorporated by reference to
                                          Exhibit (6)(a) to Post-Effective
                                          Amendment No. 13 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on June 29, 1995

                                (b) Amended Schedule to the Distribution Agreement between Registrant and Schwab referred to at Exhibit (6)(a) above is incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A, filed on February 28, 1995

                   (7)                    Inapplicable

                   (8)          (a)       Accounting Services Agreement between
                                          Registrant and PFPC Inc. (formerly,
                                          Provident Financial Processing
                                          Corporation) dated April 8, 1991 is
                                          incorporated by reference to Exhibit
                                          (8)(c) to Post-Effective Amendment
                                          No. 5 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          December 10, 1991

                                (b)       Amended Schedule to the Accounting
                                          Services Agreement referred to at
                                          Exhibit (8)(a) above is incorporated
                                          by reference to Exhibit (8)(b) to
                                          Post-Effective Amendment No. 16 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on February 28,
                                          1995

                                (c)       Amendment Nos. 1 and 2 to the
                                          Accounting Services Agreement
                                          referred to at Exhibit (8)(a) above
                                          are incorporated by reference to
                                          Exhibit (8)(c) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                                (d) Amended and Restated Transfer Agency Agreement between Registrant and Schwab dated June 5, 1995 is incorporated by reference to Exhibit
                                          (8)(c) to Post-Effective Amendment No.
                                          19 to Registrant's Registration
                                          Statement on Form N-1A, filed on June
                                          6, 1995


                                (e)       Form of Amended Schedules to the
                                          Amended and Restated Transfer Agency
                                          Agreement referred to at Exhibit
                                          (6)(d) above is incorporated by
                                          reference to Exhibit (8)(e) to Post-
                                          Effective Amendment No. 24 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on April 26, 1996

                                (f) Shareholder Service Agreement between Registrant and Schwab dated May 1, 1993 is incorporated by reference to Exhibit (8)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on September 28, 1993

                                (g) Amended Schedules to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit
                                          (8)(f) above are incorporated by
                                          reference to Exhibit (8)(f) to Post-
                                          Effective Amendment No. 16 to
                                          Registrant's Registration Statement on
                                          Form N-1A, filed on February 28, 1995


                                (h)       Form of Amended Schedules to the
                                          Shareholder Service Agreement referred
                                          to at Exhibit (6)(f) above is
                                          incorporated by reference to Exhibit
                                          (8)(h) to Post-Effective Amendment No.
                                          24 to Registrant's Registration
                                          Statement on Form N-1A, filed on April
                                          26, 1996


                                (i) Custodian Services Agreement between Registrant and PNC Bank, N.A.
                                          (formerly, Provident National Bank)
                                          dated April 8, 1991 is incorporated
                                          by reference to Exhibit (8)(b) to
                                          Post- Effective Amendment No. 5 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on December 10,
                                          1991

                                (j)       Amended Schedule to the Custodian
                                          Services Agreement referred to at
                                          Exhibit (8)(i) above is incorporated
                                          by reference to Exhibit (8)(h) to
                                          Post-Effective Amendment No. 16 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on February 28,
                                          1995

                                (k)       Amendment Nos. 1 and 2 to the
                                          Custodian Services Agreement
                                          referred to at Exhibit (8)(i) above
                                          are incorporated by reference to
                                          Exhibit (8)(i) to Post-Effective
                                          Amendment No. 23 to Registrant's
                                          Registration Statement on Form N-1A,
                                          filed on March 29, 1996

                   (9)                    Inapplicable


                  (10) Opinion and Consent of Ropes & Gray as to legality of the securities being registered is incorporated by reference to Registrant's Rule 24f-2 Notice, filed on February 19, 1997


                  (11)          (a)       Consent of Ropes & Gray is filed
                                          herewith

                                (b)       Consent of Price Waterhouse LLP,
                                          Independent Accountants, is filed
                                          herewith

                  (12)                    Inapplicable

                  (13)          (a)       Purchase Agreement between Registrant
                                          and Schwab relating to the Schwab
                                          U.S. Treasury Money Fund is
                                          incorporated by reference to Exhibit
                                          (13)(a) to Post-Effective Amendment
                                          No. 5 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          December 10, 1992

                                (b) Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated by reference to Exhibit
                                          (13)(b) to Post-Effective Amendment
                                          No. 6 to Registrant's Registration
                                          Statement on Form N-1A, filed on March
                                          3, 1992

                                (c) Purchase Agreement between Registrant and Schwab relating to the Schwab Retirement Money Fund(R) and the Schwab Institutional Advantage Money Fund(R) is incorporated by reference to Exhibit (13)(c) to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed on December 1, 1993


                                (d) Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated by reference to Exhibit
                                          (13)(d) to Post-Effective Amendment
                                          No. 16 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          February 28, 1995

                                (e) Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on June 6, 1995

                                (f) Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money
                                          Fund-Value Advantage Shares is
                                          incorporated by reference to Exhibit
                                          (13)(f) to Post-Effective Amendment
                                          No. 19 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          June 6, 1995

                                (g) Purchase Agreement between Registrant and Schwab relating to the Schwab
                                          New York Municipal Money Fund-Value
                                          Advantage Shares is incorporated by
                                          reference to Exhibit (13)(g) to
                                          Post-Effective Amendment No. 19 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on June 6, 1995


                  (14)          (a)       Model Charles Schwab & Co., Inc.
                                          Individual Retirement Plan is
                                          incorporated by reference to Exhibit
                                          (14)(a) to Post-Effective Amendment
                                          No. 14 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          August 25, 1995

                                (b) Model Charles Schwab & Co., Inc. KEOGH Plan is incorporated by reference to Exhibit (14)(b) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995

                  (15)                    Inapplicable


                  (16)          (a)       Performance Calculations for Schwab
                                          Money Market Fund, Schwab Government
                                          Money Fund, Schwab Municipal Money
                                          Fund, Schwab California Municipal
                                          Money Fund and Schwab U.S. Treasury
                                          Money Fund are incorporated by
                                          reference to Exhibit (16) to
                                          Post-Effective Amendment No. 6 to
                                          Registrant's Registration Statement
                                          on Form N-1A, filed on March 3, 1992


                                (b) Performance Calculations for Schwab Value Advantage Money Fund are incorporated by reference to Exhibit
                                          (16) to Post-Effective Amendment
                                          No. 7 to Registrant's Registration
                                          Statement on Form N-1A, filed on
                                          August 7, 1992

                                (c) Performance Calculations for Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) are incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A, filed on April 6, 1995


                                (d) Performance Calculations for Schwab New York Municipal Money Fund-Sweep Shares are incorporated by reference to Exhibit (16)(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on August 25, 1995

                  (17)          (a)       Financial Data Schedule for Schwab
                                          Money Market Fund is filed herewith

                                (b)       Financial Data Schedule for Schwab
                                          Government Money Fund is filed
                                          herewith


                                (c)       Financial Data Schedule for Schwab
                                          Municipal Money Fund-Sweep Shares
                                          is filed herewith

                                (d)       Financial Data Schedule for Schwab
                                          Municipal Money Fund-Value Advantage
                                          Shares is filed herewith

                                (e)       Financial Data Schedule for Schwab
                                          California Municipal Money
                                          Fund-Sweep Shares is filed herewith

                                (f)       Financial Data Schedule for Schwab
                                          California Municipal Money
                                          Fund-Value Advantage Shares is filed
                                          herewith



                                (g)       Financial Data Schedule for Schwab
                                          U.S. Treasury Money Fund is filed
                                          herewith


                                (h)       Financial Data Schedule for Schwab
                                          Value Advantage Money Fund-Investor
                                          Shares is filed herewith


                                (i)       Financial Data Schedule for Schwab
                                          Institutional Advantage Money Fund(R)
                                          is filed herewith

                                (j)       Financial Data Schedule for Schwab
                                          Retirement Money Fund(R) is filed
                                          herewith


                                (k) Financial Data Schedule for Schwab New York Municipal Money Fund-Sweep
                                          Shares is filed herewith

                                (l) Financial Data Schedule for Schwab New York Municipal Money Fund-Value Advantage Shares is filed herewith

                  (18) Form of Amended and Restated Multiple Class Plan of Registrant is filed herewith



     Item 25. Persons Controlled by or under Common Control with Registrant.


              Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"); are advised by the Investment

Manager; and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


     Item 26. Number of Holders of Securities.

              As of February 15, 1997, the number of record holders of shares of beneficial interest for the series of Registrant was:



     Title of Class                                                             Number of Record Holders
     --------------                                                             ------------------------
     Schwab Money Market Fund                                                   1 (for the benefit of [ ]
     Schwab Government Money Fund                                               1 (for the benefit of [ ]
     Schwab U.S. Treasury Money Fund                                            1 (for the benefit of [ ]
     Schwab Municipal Money Fund-Sweep Shares                                   1 (for the benefit of [ ]
     Schwab Municipal Money Fund-Value Advantage Shares                         1 (for the benefit of [ ]
     Schwab California Municipal Money Fund-Sweep Shares                        1 (for the benefit of [ ]
     Schwab California Municipal Money Fund-Value Advantage Shares              1 (for the benefit of [ ]
     Schwab Value Advantage Money Fund-Investor Shares                          1 (for the benefit of [ ]
     Schwab Retirement Money Fund(R)                                            1 (for the benefit of [ ]
     Schwab Value Advantage Money Fund-Sweep Shares                             0 (for the benefit of [ ]
     Schwab Institutional Advantage Money Fund(R)                               1 (for the benefit of [ ]
     Schwab New York Municipal Money Fund-Sweep Shares                          1 (for the benefit of [ ]
     Schwab New York Municipal Money Fund-Value Advantage Shares                1 (for the benefit of [ ]


     Item 27. Indemnification.

              Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

       Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28. Business and Other Connections of Investment Manager.


              (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses for Schwab Money Market Fund, Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Municipal Money Fund-Sweep Shares, Schwab California Municipal Money Fund-Sweep Shares, Schwab New York Municipal Money Fund-Sweep Shares, Schwab Institutional Advantage Money Fund(R) and Schwab Retirement Money Fund(R) captioned "Management of the Fund(s);" the section of the Prospectuses for Schwab Value Advantage Money Fund, Schwab Municipal Money Fund-Value Advantage Shares, Schwab California Municipal Money Fund-Value Advantage Shares and Schwab New York Municipal Money Fund- Value Advantage Shares captioned "Organization and Management of the Fund(s);" and the section of the Statements of Additional Information captioned "Management of the Trust."

                   Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to Registrant, also serves as the Investment Manager to Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios , each an open-end, management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

          (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:


Name and Position
 with Registrant          Name of Company                        Capacity
-----------------         ---------------                        --------
Charles R. Schwab,        Charles Schwab & Co., Inc.             Chairman and Director
Chairman and Trustee

                          The Charles Schwab Corporation         Chairman, Chief Executive Officer
                                                                 and Director

                          Charles Schwab Investment              Chairman and Director
                          Management, Inc.

                          The Charles Schwab Trust               Chairman and Director
                          Company

                          Mayer & Schweitzer, Inc.               Chairman and Director

                          The Gap, Inc.                          Director

                          Transamerica Corporation               Director

                          AirTouch Communications                Director

                          Siebel Systems                         Director

 Lawrence J. Stupski      Charles Schwab & Co., Inc.             Director until February 1995; Vice
                                                                 Chairman until August 1994

                          The Charles Schwab Corporation         Vice Chairman and Director; Chief
                                                                 Operating Officer until March 1994

                          Mayer & Schweitzer, Inc.               Director until February 1995

                          The Charles Schwab Trust               Director
                          Company

David S. Pottruck         Charles Schwab & Co., Inc.             President, Chief Executive Officer
                                                                 and Director

                          The Charles Schwab Corporation         President, Chief Operating Officer
                                                                 and Director


                          Charles Schwab Investment              Director
                          Management, Inc.

                          Mayer & Schweitzer, Inc.               Chairman, Chief Executive Officer
                                                                 and Director

Ronald W. Readmond        Charles Schwab & Co., Inc.             Vice Chairman and Director until
                                                                 January 1996; Senior Executive Vice
                                                                 President and Chief Operating
                                                                 Officer until January 1995

                          The Charles Schwab Corporation         Executive Vice President until
                                                                 January 1996; Senior Executive Vice
                                                                 President until January 1995

                          Mayer & Schweitzer, Inc.               Director until January 1996

John P. Coghlan           Charles Schwab & Co., Inc.             Executive Vice President - Schwab
                                                                 Institutional

                          The Charles Schwab Corporation         Executive Vice President - Schwab
                                                                 Institutional

                          The Charles Schwab Trust Company       Director and Executive Vice
                                                                 President

A. John Gambs,            Charles Schwab & Co., Inc.             Executive Vice President, Chief
Treasurer and                                                    Financial Officer and Director
Principal Financial
Officer
                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Financial Officer

                          Charles Schwab Investment              Chief Financial Officer and Director
                          Management, Inc.

                          The Charles Schwab Trust               Chief Financial Officer
                          Company

                          Mayer & Schweitzer, Inc.               Director

Dawn G. Lepore            Charles Schwab & Co., Inc.             Executive Vice President and Chief
                                                                 Information Officer

                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Information Officer

Daniel O. Leemon          The Charles Schwab Corporation         Executive Vice President - Business
                                                                 Strategy


                          Charles Schwab & Co., Inc.             Executive Vice President - Business
                                                                 Strategy

Timothy F. McCarthy,      Charles Schwab Investment              Chief Executive Officer
Trustee and President     Management, Inc.

                          Charles Schwab & Co., Inc.             Executive Vice President - Mutual
                                                                 Funds

                          The Charles Schwab Corporation         Executive Vice President - Mutual
                                                                 Funds

                          Jardine Fleming Unit Trusts Ltd.       Chief Executive Officer until
                                                                 October 1995

                          Fidelity Investment Advisor Group      President until 1994


Elizabeth G. Sawi         Charles Schwab & Co., Inc.             Executive Vice President -Electronic
                                                                 Brokerage

                          The Charles Schwab Corporation         Executive Vice President -Electronic
                                                                 Brokerage

Tom D. Seip               Charles Schwab & Co., Inc.             Executive Vice President - Retail
                                                                 Brokerage

                          The Charles Schwab Corporation         Executive Vice President - Retail
                                                                 Brokerage

                          Charles Schwab Investment              President and Chief Operating
                          Management, Inc.                       Officer until 1994

John N. Tognino           Charles Schwab & Co., Inc.             Executive Vice President - Capital
                                                                 Markets and Trading until February
                                                                 1996

                          The Charles Schwab Corporation         Executive Vice President - Capital
                                                                 Markets and Trading until February
                                                                 1996

                          Mayer & Schweitzer, Inc.               Director and Vice Chairman until
                                                                 February 1996

Luis E. Valencia          Charles Schwab & Co., Inc.             Executive Vice President - Human
                                                                 Resources and Corporate Support

                          The Charles Schwab Corporation         Executive Vice President and Chief
                                                                 Administrative Officer


                          Commercial Credit Corporation          Managing Director until February
                                                                 1994

Christopher V. Dodds      Charles Schwab & Co., Inc.             Treasurer and Senior Vice President

                          The Charles Schwab Corporation         Treasurer and Senior Vice President

                          Mayer & Schweitzer, Inc.               Treasurer

William J. Klipp,         Charles Schwab & Co., Inc.             Senior Vice President -SchwabFunds
Trustee, Senior Vice
President Chief
Operating Officer
                          Charles Schwab Investment              President and Chief Operating
                          Management, Inc.                       Officer

Stephen B. Ward,          Charles Schwab Investment              Senior Vice President and Chief
Senior Vice President     Management, Inc.                       Investment Officer
and Chief Investment
Officer

Frances Cole,             Charles Schwab Investment              Vice President, Chief Counsel, Chief
Secretary                 Management, Inc.                       Compliance Officer and Assistant
                                                                 Corporate Secretary

Cynthia K. Holbrook       The Charles Schwab Corporation         Assistant Corporate Secretary

                          Charles Schwab & Co., Inc.             Assistant Corporate Secretary

                          Charles Schwab Investment              Corporate Secretary
                          Management, Inc.

                          The Charles Schwab Trust               Assistant Corporate Secretary
                          Company

David J. Neuman           The Charles Schwab Trust               Corporate Secretary
                          Company

Mary B. Templeton         Charles Schwab Investment              Assistant Corporate Secretary
                          Management, Inc.

                          The Charles Schwab Corporation         Senior Vice President, General
                                                                 Counsel and Corporate Secretary

                          Charles Schwab & Co., Inc.             Senior Vice President, General
                                                                 Counsel and Corporate Secretary

                          Mayer & Schweitzer                     Assistant Corporate Secretary

                          The Charles Schwab Trust               Assistant Corporate Secretary until
                          Company                                February 1996

David H. Lui              Charles Schwab Investment              Vice President and Senior Counsel
Assistant Secretary       Management, Inc.


Christina M. Perrino      Charles Schwab Investment              Vice President and Senior Counsel
Assistant Secretary       Management, Inc.

Karen L. Seaman           Charles Schwab Investment              Corporate Counsel
Assistant Secretary       Management, Inc.




     Item 29. Principal Underwriters.

              (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and intends to act as such for any other investment company which Schwab may sponsor in the future.

              (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

              (c)  Not applicable.

     Item 30. Location of Accounts and Records.

              All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's Custodian, PNC Bank, National Association, Broad and Market Streets, Philadelphia, Pennsylvania 19104 (ledgers, receipts and brokerage orders); Registrant's fund accountants, PFPC, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809; or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (minute books, bylaws and declaration of trust).


     Item 31. Management Services.

              Not applicable.


     Item 32. Undertakings.

              (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

              (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia, on the 21st day of February, 1997.


                                            THE CHARLES SCHWAB FAMILY OF FUNDS
                                            Registrant

                                            Charles R. Schwab*
                                            -----------------------------------
                                            Charles R. Schwab, Chairman


         Pursuant to the requirements of the 1933 Act, this -Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 21st day of FEBRUARY, 1997.



Signature                  Title
---------                  ------
Charles R. Schwab*         Chairman and Trustee
---------------------
Charles R. Schwab

Timothy F. McCarthy*       President and Trustee
---------------------
Timothy F. McCarthy

William J. Klipp*         Executive Vice President, Chief
---------------------     Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*        Trustee
---------------------
Donald F. Dorward

Robert G. Holmes*         Trustee
---------------------
Robert G. Holmes

Donald R. Stephens*       Trustee
---------------------
Donald R. Stephens

Michael W. Wilsey*        Trustee
---------------------
Michael W. Wilsey

Tai-Chin Tung**           Treasurer and Principal Financial Officer
---------------------
         Tai-Chin Tung

*By:  /s/ Alan G. Priest
     ---------------------------------------------------
         Alan G. Priest, Attorney-in-Fact pursuant
                  to Powers of Attorney previously filed
         **Pursuant to Power of Attorney filed herewith

                                POWER OF ATTORNEY

         I, the undersigned trustee and officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Advantage Trust (each a "Trust" and collectively the "Trusts"), Massachusetts business trusts, do hereby constitute and appoint William J. Klipp, Frances Cole, Martin E. Lybecker and Alan G. Priest, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me and in my name and in the capacity listed below, any and all amendments to the Registration Statement on Form N-1A of each Trust, and to file the same with all exhibits thereto, and other documents in connection thereunder, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully as to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         WITNESS my hand on the date set forth below.



August 13, 1996                     /s/ Tai-Chin Tung
                                    --------------------------------------------
                                    Tai-Chin Tung
                                    Principal Financial Officer

                                  Exhibit Index



Exhibit No
----------
       11.   (a)              Consent of Ropes & Gray

       11.   (b)              Consent of Price Waterhouse LLP

       17.   (a)              Financial Data Schedule for Schwab Money Market Fund

       17.   (b)              Financial Data Schedule for Schwab Government Money Fund

       17.   (c)              Financial Data Schedule for Schwab Municipal Money Fund-
                              Sweep Shares

       17.   (d)              Financial Data Schedule for Schwab Municipal Money Fund-
                              Value Advantage Shares

       17.   (e)              Financial Data Schedule for Schwab California Municipal
                              Money Fund-Sweep Shares

       17.   (f)              Financial Data Schedule for Schwab California Municipal
                              Money Fund-Value Advantage Shares

       17.   (g)              Financial Data Schedule for Schwab U.S. Treasury Money Fund

       17.   (h)              Financial Data Schedule for Schwab Value Advantage Money
                              Fund-Investor Shares

       17.   (i)              Financial Data Schedule for Schwab Institutional Advantage
                              Money Fund(R)

       17.   (j)              Financial Data Schedule for Schwab Retirement Money Fund(R)

       17.   (k)              Financial Data Schedule for Schwab New York Municipal
                              Money Fund-Sweep Shares

       17.   (l)              Financial Data Schedule for Schwab New York Municipal
                              Money Fund-Value Advantage Shares



       18. Form of Amended and Restated Multiple Class Plan of Registrant